UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund (formerly known as BlackRock China Fund)

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portoflio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

BlackRock World Gold Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 19.1%
Atwood Oceanics, Inc. (a)(b)	42,100	$2,191,305
Core Laboratories NV	42,700	6,475,882
Halliburton Co.	205,500	8,573,460
Key Energy Services, Inc. (a)	271,200	1,613,640
National Oilwell Varco, Inc.	55,700	3,837,730
Schlumberger Ltd.	166,641	11,941,494
Seadrill Ltd.	146,000	5,880,353
Technip SA	36,600	3,719,721

		44,233,585
Oil, Gas & Consumable Fuels — 77.4%
Anadarko Petroleum Corp.	125,800	10,809,994
Bill Barrett Corp. (a)(b)	119,400	2,414,268
Cairn Energy PLC (a)	646,100	2,486,456
Chevron Corp.	168,700	19,963,958
Cobalt International Energy, Inc. (a)	66,700	1,772,219
Concho Resources, Inc. (a)(b)	67,700	5,667,844
ConocoPhillips	119,600	7,235,800
CONSOL Energy, Inc.	316,530	8,577,963
Continental Resources, Inc. (a)	70,800	6,093,048
Crew Energy, Inc. (a)	197,200	971,281
DeeThree Exploration Ltd. (a)	373,553	2,699,442
Denbury Resources, Inc. (a)	468,790	8,119,443
Energy XXI Bermuda Ltd.	153,399	3,402,390
EOG Resources, Inc.	62,670	8,252,385
EQT Corp.	70,110	5,564,631
Exxon Mobil Corp.	142,600	12,883,910
Gulfport Energy Corp. (a)	153,300	7,215,831
Kodiak Oil & Gas Corp. (a)	385,900	3,430,651

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Noble Energy, Inc.	190,100	$11,413,604
PetroChina Co. Ltd. — ADR	16,990	1,880,283
Pioneer Natural Resources Co.	50,800	7,353,300
Range Resources Corp.	115,100	8,899,532
Rex Energy Corp. (a)	192,900	3,391,182
Rosetta Resources, Inc. (a)	105,000	4,464,600
Royal Dutch Shell PLC — ADR	84,600	5,397,480
Southwestern Energy Co. (a)	76,700	2,801,851
Suncor Energy, Inc.	188,380	5,555,326
Valero Energy Corp.	72,200	2,510,394
Whiting Petroleum Corp. (a)	162,860	7,506,217

		178,735,283
Specialty Retail — 0.1%
CST Brands, Inc. (a)	8,022	247,158
Total Long-Term Investments (Cost — $172,790,116) — 96.6%		223,216,026

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$10,053	10,052,763
Total Short-Term Securities (Cost — $10,052,763) — 4.3%		10,052,763
Total Investments (Cost — $182,842,879*) — 100.9%		233,268,789
Liabilities in Excess of Other Assets — (0.9)%		(2,188,703)

Net Assets — 100.0%		$231,080,086

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar CAD Canadian Dollar	GBP British Pound USD US Dollar

BLACKROCK FUNDS	JUNE 30, 2013	1

Schedule of Investments (continued)	BlackRock All-Cap Energy & Resources Portfolio

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$184,888,486

Gross unrealized appreciation	$56,128,710
Gross unrealized depreciation	(7,748,407)

Net unrealized appreciation	$48,380,303

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2012	Net Activity	Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$3,867
BlackRock Liquidity Series, LLC Money Market Series	$17,312,472	$(7,259,709)	$10,052,763	$214,134

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$34,633,511	$9,600,074	—	$44,233,585
Oil, Gas & Consumable Fuels	176,248,827	2,486,456	—	178,735,283
Specialty Retail	247,158	—	—	247,158
Short-Term Securities	—	10,052,763	—	10,052,763
Total	$211,129,496	$22,139,293	—	$233,268,789

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$455	—	—	$455
Liabilities:
Bank overdraft	—	$(7,533,948)	—	(7,533,948)
Collateral on securities loaned at value	—	(10,052,763)	—	(10,052,763)
Total	$455	$(17,586,711)	—	$(17,586,256)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Emerging Markets Dividend Fund (formerly BlackRock China Fund)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.1%
AviChina Industry & Technology Co. Ltd., H Shares	72,000	$36,961
Automobiles — 0.8%
Dongfeng Motor Group Co. Ltd., Class H	22,000	29,179
Capital Markets — 1.8%
Haitong Securities Co. Ltd., H Shares	51,200	61,547
Chemicals — 1.7%
Huabao International Holdings Ltd.	134,000	59,003
Commercial Banks — 23.1%
Agricultural Bank of China Ltd., H Shares	296,000	121,001
Bank of China Ltd., H Shares	257,000	105,284
China CITIC Bank Corp. Ltd., H Shares	120,200	55,218
China Construction Bank Corp., H Shares	465,000	326,764
Industrial & Commercial Bank of China, H Shares	290,000	181,752

		790,019
Communications Equipment — 0.3%
ZTE Corp., H Shares (a)	6,800	10,830
Construction & Engineering — 1.5%
China Communications Construction Co. Ltd., H Shares	68,000	52,859
Construction Materials — 1.7%
China Resources Cement Holdings Ltd.	54,000	26,930
China Shanshui Cement Group Ltd.	39,000	17,414
TCC International Holdings Ltd.	66,000	15,467

		59,811
Diversified Telecommunication Services — 3.3%
China Unicom Hong Kong Ltd.	85,327	112,282
Electrical Equipment — 5.6%
Dongfang Electric Corp. Ltd., H Shares	14,200	18,934
Shanghai Electric Group Co. Ltd., H Shares	58,000	19,319
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	51,610	34,936
ZhuZhou CSR Times Electric Co. Ltd., H Shares	47,000	117,716

		190,905
Food Products — 1.8%
Uni-President China Holdings Ltd.	60,000	60,710
Health Care Equipment & Supplies — 1.0%
Mindray Medical International Ltd. — ADR	911	34,117
Health Care Providers & Services — 1.9%
Sinopharm Group Co. Ltd., H Shares	25,600	63,979
Hotels, Restaurants & Leisure — 0.5%
REXLot Holdings Ltd.	275,000	18,034
Independent Power Producers & Energy Traders — 3.3%
China Resources Power Holdings Co. Ltd.	28,000	66,902
Datang International Power Generation Co. Ltd., H Shares	116,000	46,664

		113,566
Insurance — 7.1%
China Life Insurance Co. Ltd., H Shares	37,000	86,118
China Pacific Insurance Group Co. Ltd., H Shares	38,800	123,007
New China Life Insurance Co. Ltd., H Shares	11,512	35,109

		244,234

Common Stocks	Shares	Value
Internet Software & Services — 1.0%
SINA Corp. (a)	636	$35,444
Life Sciences Tools & Services — 2.5%
WuXi PharmaTech Cayman, Inc. — ADR (a)	4,020	84,420
Machinery — 0.6%
China Rongsheng Heavy Industries Group Holdings Ltd. (a)	37,000	5,344
CSR Corp. Ltd., H Shares	27,860	16,280

		21,624
Marine — 1.1%
China Shipping Container Lines Co. Ltd., H Shares (a)	69,000	17,883
China Shipping Development Co. Ltd., H Shares (a)	46,000	20,023

		37,906
Metals & Mining — 1.4%
Shougang Fushan Resources Group Ltd.	84,000	32,437
Zijin Mining Group Co. Ltd., H Shares	94,000	16,813

		49,250
Oil, Gas & Consumable Fuels — 13.3%
China Coal Energy Co. Ltd., H Shares	65,000	33,811
China Petroleum & Chemical Corp., H Shares	195,000	136,454
CNOOC Ltd.	133,000	222,764
PetroChina Co. Ltd., H Shares	38,000	41,206
Sinopec Engineering Group Co. Ltd. (a)	15,000	20,191

		454,426
Paper & Forest Products — 1.7%
Lee & Man Paper Manufacturing Ltd.	51,000	30,179
Nine Dragons Paper Holdings Ltd.	42,000	27,028

		57,207
Real Estate Management & Development — 5.0%
China Vanke Co. Ltd., B Shares	20,800	36,960
Franshion Properties China Ltd.	120,000	39,911
Poly Property Group Co. Ltd.	11,000	5,901
Shenzhen Investment Ltd.	110,201	41,503
Shimao Property Holdings Ltd.	6,500	12,786
Shui On Land Ltd.	112,666	32,714

		169,775
Semiconductors & Semiconductor Equipment — 0.7%
Trina Solar Ltd. — ADR (a)	3,996	23,816
Software — 3.3%
Kingdee International Software Group Co. Ltd. (a)	146,000	26,922
Kingsoft Corp. Ltd.	31,000	50,978
Shanda Games Ltd. — ADR (a)	8,544	33,749

		111,649
Specialty Retail — 0.6%
GOME Electrical Appliances Holding Ltd. (a)	232,000	20,793
Textiles, Apparel & Luxury Goods — 0.7%
Peak Sport Products Co. Ltd.	86,000	15,296
Ports Design Ltd.	15,500	10,044

		25,340

4	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund (formerly BlackRock China Fund)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Wireless Telecommunication Services — 4.5%
China Mobile Ltd.	14,784	$153,116
Total Common Stocks — 92.9%		3,182,802

Participation Notes (a)
Automobiles — 1.7%
Citigroup Global Markets Holding (SAIC Motor Corp. Ltd.), due 1/20/15	16,600	35,746

Deutsche Bank AG (BYD Co. Ltd.), due 11/10/16	3,500	11,597
Deutsche Bank AG (SAIC Motor Corp. Ltd.), due 7/13/17	5,000	10,767

		58,110
Commercial Banks — 1.0%
Citigroup Global Markets Holding (China Merchants Bank Co. Ltd.), due 1/20/15	17,400	32,902

Participation Notes (a)	Shares	Value
Construction Materials — 0.7%
Citigroup Global Markets Holding (Anhui Conch Cement Co. Ltd.), due 1/20/15	9,000	$19,630
Deutsche Bank AG (Anhui Conch Cement Co. Ltd.), due 10/10/17	1,300	2,834

		22,464
Metals & Mining — 0.7%
Citigroup Global Markets Holding (Baoshan Iron & Steel Co. Ltd.), due 1/20/15	40,100	25,690
Total Participation Notes — 4.1%		139,166
Total Long-Term Investments (Cost — $3,972,307) — 97.0%		3,321,968

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)(c)	13,602	13,602
Total Short-Term Securities (Cost — $13,602) — 0.4%		13,602
Total Investments (Cost — $3,985,909*) — 97.4%		3,335,570
Other Assets Less Liabilities — 2.6%		90,782

Net Assets — 100.0%		$3,426,352

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,995,996

Gross unrealized appreciation	$156,729
Gross unrealized depreciation	(817,155)

Net unrealized depreciation	$(660,426)

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	172,872	(159,270)	13,602	$118

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK FUNDS	JUNE 30, 2013	5

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund (formerly BlackRock China Fund)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	—	$36,961	—	$36,961
Automobiles	—	29,179	—	29,179
Capital Markets	—	61,547	—	61,547
Chemicals	—	59,003	—	59,003
Commercial Banks	—	790,019	—	790,019
Communications Equipment	—	10,830	—	10,830
Construction & Engineering	—	52,859	—	52,859
Construction Materials	—	59,811	—	59,811
Diversified Telecommunication Services	—	112,282	—	112,282
Electrical Equipment	—	190,905	—	190,905
Food Products	—	60,710	—	60,710
Health Care Equipment & Supplies	$34,117	—	—	34,117
Health Care Providers & Services	—	63,979	—	63,979
Hotels, Restaurants & Leisure	—	18,034	—	18,034
Independent Power Producers & Energy Traders	—	113,566	—	113,566
Insurance	—	244,234	—	244,234
Internet Software & Services	35,444	—	—	35,444
Life Sciences Tools & Services	84,420	—	—	84,420
Machinery	—	21,624	—	21,624
Marine	—	37,906	—	37,906
Metals & Mining	—	49,250	—	49,250
Oil, Gas & Consumable Fuels	20,191	434,235	—	454,426
Paper & Forest Products	—	57,207	—	57,207
Real Estate Management & Development	—	169,775	—	169,775
Semiconductors & Semiconductor Equipment	23,816	—	—	23,816
Software	33,749	77,900	—	111,649
Specialty Retail	—	20,793	—	20,793
Textiles, Apparel & Luxury Goods	—	25,340	—	25,340
Wireless Telecommunication Services	—	153,116	—	153,116
Participation Notes:
Automobiles	22,364	35,746	—	58,110
Commercial Banks	—	32,902	—	32,902
Construction Materials	2,834	19,630	—	22,464
Metals & Mining	25,690	—	—	25,690
Short-Term Securities	13,602	—	—	13,602
Total	$296,227	$3,039,343	—	$3,335,570

6	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund (formerly BlackRock China Fund)

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$12,251	—	—	$12,251
Foreign currency at value	18,781	—	—	18,781
Total	$31,032	—	—	$31,032

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2012, there were securities with a value of $26,960 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of June 30, 2013. Therefore, these securities, were transferred from Level 2 to Level 1 during the period September 30, 2012 to June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	7

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.0%
Republic Resources, Inc. (a)	28,750	$—
Construction & Engineering — 1.7%
KBR, Inc.	321,885	10,461,263
Energy Equipment & Services — 11.0%
AltaGas Ltd.	106,571	3,735,102
Diamond Offshore Drilling, Inc.	122,200	8,406,138
Ensco PLC, Class A	218,000	12,670,160
Halliburton Co.	348,226	14,527,989
Lufkin Industries, Inc.	93,668	8,286,808
Poseidon Concepts Corp.	35,081	74
Superior Energy Services, Inc. (a)	585,000	15,174,900
Transocean Ltd.	89,900	4,310,705

		67,111,876
Machinery — 0.0%
RJ Corman Railpower LLC (a)	360,600	—
Oil, Gas & Consumable Fuels — 79.6%
Americas Petrogas, Inc. (a)	2,698,554	2,283,648
Antares Energy Ltd.	4,192,713	1,802,195
Arch Coal, Inc.	1,384,800	5,234,544
Aurora Oil & Gas Ltd. (a)	869,000	2,330,113
Bellatrix Exploration Ltd. (a)	787,632	4,830,490
Cabot Oil & Gas Corp.	195,700	13,898,614
Cairn Energy PLC (a)	2,330,000	8,966,791
Carrizo Oil & Gas, Inc. (a)	292,500	8,286,525
Clayton Williams Energy, Inc. (a)	453,321	19,719,464
Coastal Energy Co. (a)	986,600	12,880,116
Cobalt International Energy, Inc. (a)	617,187	16,398,659
CONSOL Energy, Inc.	839,200	22,742,320
Crew Energy, Inc. (a)	1,707,237	8,408,755
Crocotta Energy, Inc. (a)	1,651,300	4,553,361
DeeThree Exploration Ltd. (a)	916,600	6,623,714
Denbury Resources, Inc. (a)	64,700	1,120,604
Energy XXI Bermuda Ltd.	256,032	5,678,790
EnQuest PLC (a)	3,300,000	5,929,516
EOG Resources, Inc.	117,400	15,459,232
EQT Corp.	675,900	53,646,183
Gulf Coast Ultra Deep Royalty Trust	443,095	903,914
Gulfport Energy Corp. (a)	428,500	20,169,495
Ithaca Energy, Inc. (a)	4,110,000	6,956,166
Kodiak Oil & Gas Corp. (a)	1,082,300	9,621,647
Longview Energy Co. (Acquired 8/13/04, cost $1,281,000) (a)(b)	85,400	1,651,405
Magnum Hunter Resources Corp. (a)	2,152,000	7,854,800
Manitok Energy, Inc. (a)	1,511,400	4,239,450

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Matador Resources Co.	513,393	$6,135,046
Noble Energy, Inc.	289,000	17,351,560
NuVista Energy Ltd. (a)	618,800	4,224,574
Painted Pony Petroleum Ltd. (a)	886,000	7,118,665
PDC Energy, Inc. (a)	322,800	16,617,744
Pioneer Natural Resources Co.	126,200	18,267,450
Range Resources Corp.	542,200	41,922,904
Rex Energy Corp. (a)	465,600	8,185,248
Rosetta Resources, Inc. (a)	483,400	20,554,168
Scorpio Tankers, Inc.	665,300	5,974,394
Sonde Resources Corp. (a)	1,747,360	1,464,996
Southwestern Energy Co. (a)	377,500	13,790,075
Spyglass Resources Corp.	2,782,221	5,026,357
Stone Energy Corp. (a)	500,000	11,015,000
Tourmaline Oil Corp. (a)	57,420	2,300,185
Trilogy Energy Corp.	723,722	21,607,750
Trioil Resources Ltd., Class A (a)	613,083	1,259,161
Valero Energy Corp.	181,000	6,293,370
Yoho Resources, Inc. (a)	1,624,300	4,432,577

		485,731,735
Specialty Retail — 0.1%
CST Brands, Inc. (a)	18,222	561,420
Total Common Stocks — 92.4%		563,866,294

Warrants (c)
Oil, Gas & Consumable Fuels — 0.0%
Magnum Hunter Resources Corp. (Issued/Exercisable 8/29/11, 1 Share for 1 Warrant, Expires 10/14/13, Strike Price USD 10.50)	60,050	8,407
Total Long-Term Investments (Cost — $436,561,775) — 92.4%		563,874,701

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (d)(e)	24,008,337	24,008,337
Total Short-Term Securities (Cost — $24,008,337) — 4.0%		24,008,337
Total Investments (Cost — $460,570,112*) — 96.4%		587,883,038
Other Assets Less Liabilities — 3.6%		22,264,724

Net Assets — 100.0%		$610,147,762

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$476,351,751

Gross unrealized appreciation	$156,204,170
Gross unrealized depreciation	(44,672,883)

Net unrealized appreciation	$111,531,287

(a)	Non-income producing security.

(b)	Restricted security as to resale. As of report date, the Fund held 0.3% of its net assets, with a current value of $1,651,405 and an original cost of $1,281,000, in this security.

8	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Energy & Resources Portfolio

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	24,008,337	24,008,337	$6,061

(e)	Represents the current yield as of report date.

•

Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Realized Loss
Spyglass Resources Corp. (formerly Pace Oil and Gas Ltd.)[1]	2,391,389	642,051	(251,219)	2,782,221	5,026,357	$(1,506,898)

[1]	No longer an affiliated company as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	158,221	AUD	169,942	The Bank of New York Mellon	7/02/13	$2,800
USD	78,676	CAD	82,170	The Bank of New York Mellon	7/02/13	546
USD	572,310	AUD	620,438	Deutsche Bank AG	7/03/13	4,887
USD	5,678,266	CAD	5,952,106	Deutsche Bank AG	7/03/13	18,757
Total						$26,990

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2013	9

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	$10,461,263	—	—	$10,461,263
Energy Equipment & Services	67,111,876	—	—	67,111,876
Oil, Gas & Consumable Fuels	461,246,782	$22,833,548	$1,651,405	485,731,735
Specialty Retail	561,420	—	—	561,420
Warrants	8,407	—	—	8,407
Short-Term Securities	24,008,337	—	—	24,008,337
Total	$563,398,085	$22,833,548	$1,651,405	$587,883,038

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$26,990	—	—	$26,990
[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,154,659	—	—	$1,154,659
Foreign currency at value	155,384	—	—	155,384
Total	$1,310,043	—	—	$1,310,043

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of September 30, 2012, there were securities with a value of $15,239,563 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of June 30, 2013. Therefore, these securities, were transferred from Level 2 to Level 1 during the period September 30, 2012 to June 30, 2013.

10	BLACKROCK FUNDS	JUNE 30, 2013

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	BlackRock World Gold Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 7.5%
Aquarius Platinum Ltd. (a)	46,702	$27,933
Beadell Resources Ltd. (a)	114,080	53,223
Evolution Mining Ltd. (a)	31,950	17,058
Indochine Mining Ltd. (a)	136,140	6,062
Medusa Mining Ltd.	6,840	9,840
Newcrest Mining Ltd.	25,960	239,643
Northern Star Resources Ltd.	35,300	19,035
Papillon Resources Ltd. (a)	31,800	19,703

		392,497
Canada — 49.3%
Agnico-Eagle Mines Ltd.	5,610	154,692
Alamos Gold, Inc.	16,170	195,879
B2Gold Corp. (a)	20,750	44,195
Barrick Gold Corp.	6,540	102,940
Belo Sun Mining Corp. (a)	51,740	23,122
Centerra Gold, Inc.	9,660	30,495
Detour Gold Corp. (a)	5,300	41,576
Eldorado Gold Corp.	45,343	280,672
Franco-Nevada Corp.	7,740	277,086
Goldcorp, Inc.	16,800	417,244
Kinross Gold Corp.	27,850	142,732
New Gold, Inc. (a)	34,400	222,748
Osisko Mining Corp. (a)	18,233	60,332
Romarco Minerals, Inc. (a)	86,230	38,536
Silver Wheaton Corp.	8,740	171,276
Yamana Gold, Inc.	37,547	358,083

		2,561,608
China — 0.0%
Real Gold Mining Ltd. (a)	13,000	—
Hong Kong — 0.2%
G-Resources Group Ltd. (a)	276,000	9,323
Jersey, Channel Islands — 6.1%
Minera IRL Ltd., London (a)	38,268	7,712
Minera IRL Ltd., Toronto (a)	48,420	10,589
Randgold Resources Ltd. — ADR	4,690	300,394

		318,695
Mexico — 8.2%
Fresnillo PLC	19,350	261,243
Industrias Penoles SAB de CV	5,490	163,550

		424,793
Peru — 2.4%
Cia de Minas Buenaventura SA — ADR	2,750	40,590
Volcan Cia Minera SAA, Class B	177,860	83,112

		123,702
Russia — 0.8%
Polymetal International PLC	5,690	39,379

Common Stocks	Shares	Value
South Africa — 3.4%
AngloGold Ashanti Ltd.	4,145	$59,254
Gold Fields Ltd.	8,100	42,451
Harmony Gold Mining Co. Ltd.	20,220	75,456

		177,161
United Kingdom — 7.2%
Archipelago Resources PLC (a)	67,950	48,832
BHP Billiton PLC	5,890	150,183
Johnson Matthey PLC	2,750	109,877
Petropavlovsk PLC	7,517	10,285
Polyus Gold International Ltd.	18,000	55,039

		374,216
United States — 5.8%
Freeport-McMoRan Copper & Gold, Inc.	2,780	76,756
Newmont Mining Corp.	3,770	112,911
Tahoe Resources, Inc. (a)	8,080	114,551

		304,218
Total Common Stocks — 90.9%		4,725,592

Investment Companies
Jersey, Channel Islands — 1.2%
ETFS Physical Platinum (a)	500	64,355
United States — 3.7%
International Dollar Reserve Fund I Ltd.	2	2
SPDR Gold Trust (a)	1,600	190,640

		190,642
Total Investment Companies — 4.9%		254,997

Warrants (b)
Canada — 0.0%
Kinross Gold Corp. (Issued/Exercisable 10/28/10, 1 Share for 1 Warrant, Expires 9/17/14, Strike Price USD 21.30)	757	61
Total Long-Term Investments (Cost — $8,739,950) — 95.8%		4,980,650

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	479,965	479,965
Total Short-Term Securities (Cost — $479,965) — 9.2%		479,965
Total Investments (Cost — $9,219,915*) — 105.0%		5,460,615
Liabilities in Excess of Other Assets — (5.0)%		(261,306)

Net Assets — 100.0%		$5,199,309

BLACKROCK FUNDS	JUNE 30, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock World Gold Fund

Notes to Consolidated Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$9,578,008

Gross unrealized appreciation	$2,516
Gross unrealized depreciation	(4,119,909)

Net unrealized depreciation	$(4,117,393)

(a)	Non-income producing security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	430,646	49,319	479,965	$141

(d)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	174	GBP	114	State Street Bank and Trust Co.	7/01/13	$1
USD	43	GBP	28	Goldman Sachs International	7/02/13	1
USD	44	GBP	29	Goldman Sachs International	7/03/13	(1)
Total						$1

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK FUNDS	JUNE 30, 2013

Consolidated Schedule of Investments (concluded)	BlackRock World Gold Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$392,497	—	$392,497
Canada	$2,561,608	—	—	2,561,608
Hong Kong	—	9,323	—	9,323
Jersey, Channel Islands	318,695	—	—	318,695
Mexico	163,550	261,243	—	424,793
Peru	123,702	—	—	123,702
Russia	—	39,379	—	39,379
South Africa	—	177,161	—	177,161
United Kingdom	48,832	325,384	—	374,216
United States	304,218	—	—	304,218
Investment Companies	254,997	—	—	254,997
Warrants	61	—	—	61
Short-Term Securities	479,965	—	—	479,965
Total	$4,255,628	$1,204,987	—	$5,460,615

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2	—	—	$2
Liabilities:
Foreign currency exchange contracts	(1)	—	—	(1)
Total	$1	—	—	$1

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,780	—	—	$2,780
Foreign currency at value	391	—	—	391
Total	$3,171	—	—	$3,171

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	13

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Treasury Wine Estates Ltd.	364,218	$1,935,362
Belgium — 1.0%
Anheuser-Busch InBev NV	35,518	3,197,782
British Virgin Islands — 0.6%
Platform Acquisition Holdings Ltd. (a)	170,100	1,820,070
France — 4.1%
AXA SA	143,450	2,827,773
BNP Paribas SA	40,770	2,231,944
Rexel SA	84,200	1,897,081
Sanofi	20,040	2,071,736
Technip SA	22,970	2,334,481
Valeo SA	28,910	1,814,066

		13,177,081
Hong Kong — 1.7%
AIA Group Ltd.	972,900	4,098,829
Jardine Matheson Holdings Ltd.	25,600	1,548,800

		5,647,629
India — 0.6%
Jubilant Foodworks Ltd. (a)	118,906	2,084,489
Indonesia — 1.6%
Global Mediacom Tbk PT	8,966,000	1,929,570
Matahari Department Store Tbk PT (a)	2,746,200	3,211,103

		5,140,673
Ireland — 0.5%
Eaton Corp. PLC	26,470	1,741,991
Italy — 2.8%
Banca Generali SpA	114,630	2,471,584
Eni SpA	159,430	3,272,119
Mediaset SpA (a)	530,500	1,998,242
Telecom Italia SpA	2,071,600	1,443,902

		9,185,847
Japan — 12.1%
Hino Motors Ltd.	174,000	2,553,263
Honda Motor Co. Ltd.	92,100	3,421,462
ITOCHU Corp.	198,200	2,291,964
Kenedix Realty Investment Corp.	345	1,373,366
Nabtesco Corp.	123,400	2,562,124
Nitto Denko Corp.	25,600	1,641,872
ORIX Corp.	96,300	1,314,179
Softbank Corp.	34,900	2,031,527
Sony Corp.	323,200	6,827,994
Sumitomo Mitsui Financial Group, Inc.	57,400	2,627,373
Tokio Marine Holdings, Inc.	118,500	3,739,264
Tokyo Tatemono Co. Ltd.	431,000	3,586,375
Toyota Motor Corp.	58,300	3,516,530

Common Stocks	Shares	Value
Japan (concluded)
Yahoo! Japan Corp.	3,300	$1,624,969

		39,112,262
Mexico — 0.6%
Fomento Economico Mexicano SAB de CV — ADR	17,410	1,796,538
Netherlands — 1.1%
ING Groep NV CVA (a)	400,500	3,660,186
Nigeria — 0.3%
Lekoil Ltd. (a)	1,641,100	973,458
Russia — 0.8%
Eurasia Drilling Co. Ltd. — GDR	69,230	2,584,356
Spain — 0.6%
Sacyr Vallehermoso SA (a)	591,700	1,851,405
Sweden — 2.1%
SKF AB	106,500	2,494,990
Svenska Cellulosa AB, B Shares	177,218	4,444,403

		6,939,393
Switzerland — 5.6%
Nestle SA, Registered Shares	34,080	2,236,343
Novartis AG, Registered Shares	45,100	3,194,458
Partners Group Holding AG	11,710	3,169,649
Roche Holding AG	20,500	5,088,046
Swiss Re AG	34,300	2,551,951
UBS AG, Registered Shares	112,500	1,909,557

		18,150,004
Taiwan — 0.6%
MediaTek, Inc.	171,000	1,971,389
United Kingdom — 13.4%
Aberdeen Asset Management PLC	761,200	4,429,941
Afren PLC (a)	693,610	1,367,325
APR Energy PLC	112,065	1,712,985
Aveva Group PLC	57,111	1,957,878
Babcock International Group PLC	58,030	974,382
Barclays PLC	1,075,600	4,580,733
BG Group PLC	177,750	3,020,712
Blinkx PLC (a)	1,285,300	2,128,039
British American Tobacco PLC	27,390	1,404,830
Centrica PLC	286,600	1,567,630
Crest Nicholson Holdings PLC (a)	391,570	1,905,798
Diageo PLC	55,000	1,577,207
esure Group PLC (a)	878,666	4,342,012
Partnership Assurance Group PLC (a)	282,500	2,092,497
Perform Group PLC (a)	256,757	1,966,761
SABMiller PLC	66,160	3,171,953
Unilever PLC	59,440	2,406,276

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc DKK Danish Krone EUR Euro GBP British Pound GDR Global Depositary Receipts HKD Hong Kong Dollar	IDR Indonesian Rupiah JPY Japanese Yen MXN Mexican Peso NOK Norwegian Krone SEK Swedish Krona SGD Singapore Dollar USD US Dollar ZAR South African Rand

14	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Vodafone Group PLC — ADR	91,120	$2,618,789

		43,225,748
United States — 48.9%
3D Systems Corp. (a)	50,700	2,225,730
AbbVie, Inc.	57,200	2,364,648
Adobe Systems, Inc. (a)	58,950	2,685,762
Amgen, Inc.	16,800	1,657,488
Axiall Corp.	92,960	3,958,237
Baxter International, Inc.	28,810	1,995,669
Becton Dickinson & Co.	17,340	1,713,712
The Boeing Co.	28,400	2,909,296
Bristol-Myers Squibb Co.	70,390	3,145,729
Cabot Oil & Gas Corp.	38,790	2,754,866
Cameron International Corp. (a)	39,090	2,390,744
CBS Corp., Class B	35,900	1,754,433
Citigroup, Inc.	39,800	1,909,206
Crown Castle International Corp. (a)	42,800	3,098,292
Crown Holdings, Inc. (a)	48,600	1,998,918
CSX Corp.	102,010	2,365,612
Delta Air Lines, Inc.	89,200	1,668,932
Discovery Communications, Inc., Class A (a)	22,400	1,729,504
Eastman Chemical Co.	40,010	2,801,100
eBay, Inc. (a)	79,860	4,130,359
Eli Lilly & Co.	47,800	2,347,936
Facebook, Inc., Class A (a)	107,460	2,671,456
Flowserve Corp.	30,100	1,625,701
General Electric Co.	219,800	5,097,162
Genworth Financial, Inc., Class A (a)	146,900	1,676,129
Gilead Sciences, Inc. (a)	45,450	2,327,495
Google, Inc., Class A (a)	10,449	9,198,986
The Hain Celestial Group, Inc. (a)	51,368	3,337,379
HCA Holdings, Inc.	33,700	1,215,222
Hertz Global Holdings, Inc. (a)	134,040	3,324,192
International Paper Co.	34,920	1,547,305
Kennedy-Wilson Holdings, Inc.	207,500	3,452,800
Las Vegas Sands Corp.	39,090	2,069,034
Liberty Global PLC, Class A (a)	37,250	2,759,480
Lowe’s Cos., Inc.	62,820	2,569,338
Mead Johnson Nutrition Co.	50,700	4,016,961
Merck & Co., Inc.	56,100	2,605,845
Microsoft Corp.	116,800	4,033,104
Mondelez International, Inc., Class A	112,500	3,209,625
Monsanto Co.	33,090	3,269,292

Common Stocks	Shares	Value
United States (concluded)
National Oilwell Varco, Inc.	25,000	$1,722,500
Oasis Petroleum, Inc. (a)	52,630	2,045,728
Owens Corning (a)	74,320	2,904,426
Pfizer, Inc.	142,840	4,000,948
Regions Financial Corp.	177,300	1,689,669
Roper Industries, Inc.	37,640	4,675,641
Rowan Cos. PLC, Class A (a)	76,660	2,611,806
SanDisk Corp. (a)	70,572	4,311,949
ServiceNow, Inc. (a)	43,800	1,769,082
United Rentals, Inc. (a)	62,585	3,123,617
Universal Health Services, Inc., Class B	21,380	1,431,605
US Airways Group, Inc. (a)	145,600	2,390,752
Visa, Inc., Class A	19,850	3,627,587
Weyerhaeuser Co.	105,534	3,006,664
Whirlpool Corp.	22,600	2,584,536
WisdomTree Investments, Inc. (a)	261,240	3,022,547
Xilinx, Inc.	46,100	1,826,021

		158,357,757
Total Common Stocks — 99.6%		322,553,420

Warrants (b)
British Virgin Islands — 0.0%
Platform Acquisition Holdings Ltd. (Issued/exercisable 5/10/13, 0.175 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)	170,100	2
Total Long-Term Investments (Cost — $282,985,894) — 99.6%		322,553,422

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	3,123,962	3,123,962
Total Short-Term Securities (Cost — $3,123,962) — 1.0%		3,123,962
Total Investments (Cost — $286,109,856*) — 100.6%		325,677,384
Liabilities in Excess of Other Assets — (0.6)%		(1,875,545)

Net Assets — 100.0%		$323,801,839

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$287,420,792

Gross unrealized appreciation	$42,316,303
Gross unrealized depreciation	(4,059,711)

Net unrealized appreciation	$38,256,592

(a)	Non-income producing security.

(b)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Net Activity	Shares Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,615,812	1,508,150	3,123,962	$2,117

BLACKROCK FUNDS	JUNE 30, 2013	15

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	551,000	USD	842,826	Bank of America N.A.	7/01/13	$(4,778)
JPY	203,157,271	USD	2,076,884	Citibank N.A.	7/01/13	(28,515)
USD	2,015,988	EUR	1,550,120	JPMorgan Chase Bank N.A.	7/01/13	(1,714)
USD	42,709	IDR	429,220,703	The Bank of New York Mellon	7/01/13	(538)
JPY	209,310,000	USD	2,132,074	UBS AG	7/02/13	(21,669)
USD	1,043,778	EUR	802,104	UBS AG	7/02/13	(275)
USD	794,873	GBP	522,764	UBS AG	7/02/13	(230)
JPY	46,137,677	USD	465,852	Citibank N.A.	7/03/13	(660)
USD	2,131,988	CHF	2,016,426	Citibank N.A.	7/03/13	(2,812)
AUD	642,907	USD	602,485	Citibank N.A.	7/17/13	(15,360)
AUD	1,045,000	USD	1,037,528	Deutsche Bank AG	7/17/13	(83,198)
AUD	9,543,989	USD	10,010,385	UBS AG	7/17/13	(1,294,484)
CAD	12,734,926	USD	12,568,817	Citibank N.A.	7/17/13	(465,562)
CAD	252,592	USD	245,241	Citibank N.A.	7/17/13	(5,178)
CHF	1,078,837	USD	1,156,165	Bank of America N.A.	7/17/13	(13,815)
CHF	378,300	USD	399,663	Bank of America N.A.	7/17/13	908
CHF	567,629	USD	599,556	Bank of America N.A.	7/17/13	1,489
CHF	642,524	USD	698,022	Citibank N.A.	7/17/13	(17,672)
CHF	2,016,426	USD	2,132,297	Citibank N.A.	7/17/13	2,504
CHF	283,465	USD	301,184	Goldman Sachs Bank USA	7/17/13	(1,031)
CHF	1,566,513	USD	1,668,356	Royal Bank of Scotland PLC	7/17/13	(9,620)
CHF	84,549	USD	88,386	The Bank of New York Mellon	7/17/13	1,141
CHF	413,465	USD	437,108	UBS AG	7/17/13	699
DKK	8,120,582	USD	1,429,506	Goldman Sachs Bank USA	7/17/13	(12,045)
EUR	1,014,000	USD	1,332,382	BNP Paribas S.A.	7/17/13	(12,413)
EUR	1,235,887	USD	1,655,680	Citibank N.A.	7/17/13	(46,870)
EUR	367,359	USD	480,585	Citibank N.A.	7/17/13	(2,378)
EUR	2,149,000	USD	2,784,597	Credit Suisse International	7/17/13	12,852
EUR	3,250,364	USD	4,250,634	Deutsche Bank AG	7/17/13	(19,491)
EUR	329,000	USD	428,553	Deutsche Bank AG	7/17/13	(279)
EUR	629,327	USD	819,337	Deutsche Bank AG	7/17/13	(114)
EUR	149,379	USD	192,474	Deutsche Bank AG	7/17/13	1,980
EUR	1,550,120	USD	2,016,097	JPMorgan Chase Bank N.A.	7/17/13	1,763
EUR	802,104	USD	1,043,834	UBS AG	7/17/13	219
GBP	1,421,422	USD	2,228,626	Citibank N.A.	7/17/13	(66,993)
GBP	3,718,000	USD	5,676,880	Citibank N.A.	7/17/13	(22,716)
GBP	250,933	USD	390,012	Citibank N.A.	7/17/13	(8,405)
GBP	182,000	USD	279,517	UBS AG	7/17/13	(2,740)
GBP	522,764	USD	794,805	UBS AG	7/17/13	297
HKD	913,072	USD	117,689	Citibank N.A.	7/17/13	44
HKD	56,274,050	USD	7,252,975	Citibank N.A.	7/17/13	3,106
HKD	243,666	USD	31,388	The Bank of New York Mellon	7/17/13	31
JPY	112,513,338	USD	1,152,866	Citibank N.A.	7/17/13	(18,347)
JPY	235,885,603	USD	2,376,205	Citibank N.A.	7/17/13	2,327
JPY	722,257,812	USD	7,025,000	Citibank N.A.	7/17/13	257,823
JPY	447,988,843	USD	4,392,517	Deutsche Bank AG	7/17/13	124,739
JPY	329,574,040	USD	3,326,276	UBS AG	7/17/13	(3,045)
MXN	17,055,316	USD	1,380,046	Citibank N.A.	7/17/13	(66,087)
MXN	9,195,220	USD	755,920	Deutsche Bank AG	7/17/13	(47,510)

16	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	13,535,295	USD	1,111,979	Goldman Sachs Bank USA	7/17/13	$(69,205)
NOK	6,844,280	USD	1,194,493	Goldman Sachs Bank USA	7/17/13	(68,495)
SEK	4,268,990	USD	671,677	Citibank N.A.	7/17/13	(35,386)
SEK	705,476	USD	107,773	Citibank N.A.	7/17/13	(2,622)
SEK	861,853	USD	129,070	Citibank N.A.	7/17/13	(611)
SGD	2,518,933	USD	2,037,156	UBS AG	7/17/13	(49,753)
USD	477,210	AUD	466,189	Citibank N.A.	7/17/13	51,470
USD	1,666,523	AUD	1,642,974	Citibank N.A.	7/17/13	166,102
USD	825,890	CHF	764,644	Bank of America N.A.	7/17/13	16,230
USD	1,734,145	CHF	1,660,340	Credit Suisse International	7/17/13	(23,941)
USD	11,692,804	CHF	10,848,759	Royal Bank of Scotland PLC	7/17/13	205,364
USD	888,827	EUR	688,000	Bank of America N.A.	7/17/13	(6,773)
USD	726,668	EUR	559,000	Bank of America N.A.	7/17/13	(1,008)
USD	1,069,463	EUR	818,000	Bank of America N.A.	7/17/13	4,636
USD	789,693	EUR	593,000	Bank of America N.A.	7/17/13	17,759
USD	259,104	EUR	198,155	Barclays Bank PLC	7/17/13	1,157
USD	185,630	EUR	140,000	BNP Paribas S.A.	7/17/13	3,385
USD	268,317	EUR	207,000	Citibank N.A.	7/17/13	(1,144)
USD	241,432	EUR	181,000	Citibank N.A.	7/17/13	5,816
USD	7,057,378	EUR	5,371,394	Citibank N.A.	7/17/13	65,195
USD	2,814,137	EUR	2,164,000	Credit Suisse International	7/17/13	(2,838)
USD	143,134	EUR	107,000	Credit Suisse International	7/17/13	3,847
USD	556,866	EUR	430,000	Deutsche Bank AG	7/17/13	(2,884)
USD	238,219	EUR	182,331	Deutsche Bank AG	7/17/13	871
USD	481,167	EUR	367,000	JPMorgan Chase Bank N.A.	7/17/13	3,427
USD	1,522,581	EUR	1,162,542	UBS AG	7/17/13	9,249
USD	842,732	GBP	551,000	Bank of America N.A.	7/17/13	4,796
USD	262,546	GBP	168,000	Bank of America N.A.	7/17/13	7,059
USD	2,379,042	GBP	1,552,000	Bank of America N.A.	7/17/13	18,831
USD	15,919,590	GBP	10,341,963	Bank of America N.A.	7/17/13	192,006
USD	1,306,796	GBP	831,000	BNP Paribas S.A.	7/17/13	43,049
USD	213,028	GBP	137,000	Citibank N.A.	7/17/13	4,685
USD	454,964	GBP	290,993	Citibank N.A.	7/17/13	12,435
USD	744,548	GBP	476,005	Citibank N.A.	7/17/13	20,662
USD	1,537,581	GBP	996,000	Royal Bank of Scotland PLC	7/17/13	22,910
USD	1,705,592	GBP	1,120,262	UBS AG	7/17/13	1,949
USD	1,225,097	JPY	118,480,000	Bank of America N.A.	7/17/13	30,414
USD	1,107,956	JPY	104,327,000	BNP Paribas S.A.	7/17/13	55,984
USD	543,672	JPY	53,928,343	Citibank N.A.	7/17/13	(110)
USD	22,199,136	JPY	2,201,559,349	Citibank N.A.	7/17/13	(94)
USD	1,716,043	JPY	170,193,735	Citibank N.A.	7/17/13	(90)
USD	215,434	JPY	21,366,265	Citibank N.A.	7/17/13	(11)
USD	465,865	JPY	46,137,677	Citibank N.A.	7/17/13	674
USD	789,829	JPY	78,006,862	Citibank N.A.	7/17/13	3,254
USD	2,077,011	JPY	203,157,271	Citibank N.A.	7/17/13	28,493
USD	1,036,953	JPY	98,351,644	Citibank N.A.	7/17/13	45,233
USD	740,000	JPY	73,504,940	Deutsche Bank AG	7/17/13	(1,127)
USD	311,117	JPY	30,735,000	Royal Bank of Scotland PLC	7/17/13	1,203

BLACKROCK FUNDS	JUNE 30, 2013	17

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	613,139	JPY	59,934,697	UBS AG	7/17/13	$8,793
USD	4,840,154	JPY	478,278,386	UBS AG	7/17/13	17,476
USD	2,132,179	JPY	209,310,000	UBS AG	7/17/13	21,620
USD	2,480,194	JPY	243,034,164	UBS AG	7/17/13	29,580
USD	842,680	SEK	5,574,000	BNP Paribas S.A.	7/17/13	11,878
USD	1,247,480	SEK	8,230,000	BNP Paribas S.A.	7/17/13	20,801
USD	521,020	SEK	3,427,000	Royal Bank of Scotland PLC	7/17/13	10,227
USD	854,412	SEK	5,590,000	The Bank of New York Mellon	7/17/13	21,225
ZAR	27,525,641	USD	3,058,282	Royal Bank of Scotland PLC	7/17/13	(281,652)
Total						$(1,242,621)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

18	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$1,935,362	—	$1,935,362
Belgium	—	3,197,782	—	3,197,782
British Virgin Islands	$1,820,070	—	—	1,820,070
France.	—	13,177,081	—	13,177,081
Hong Kong	1,548,800	4,098,829	—	5,647,629
India	—	2,084,489	—	2,084,489
Indonesia	—	5,140,673	—	5,140,673
Ireland	1,741,991	—	—	1,741,991
Italy	—	9,185,847	—	9,185,847
Japan	—	39,112,262	—	39,112,262
Mexico	1,796,538	—	—	1,796,538
Netherlands	—	3,660,186	—	3,660,186
Nigeria	973,458	—	—	973,458
Russia	2,584,356	—	—	2,584,356
Spain	—	1,851,405	—	1,851,405
Sweden	—	6,939,393	—	6,939,393
Switzerland	—	18,150,004	—	18,150,004
Taiwan	—	1,971,389	—	1,971,389
United Kingdom	12,672,081	30,553,667	—	43,225,748
United States	158,357,757	—	—	158,357,757
Warrants	2	—	—	2
Short-Term Securities	3,123,962	—	—	3,123,962
Total	$184,619,015	$141,058,369	—	$325,677,384

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,601,667	—	$1,601,667
Liabilities:
Foreign currency exchange contracts	$(61,190)	(2,783,098)	—	(2,844,288)
Total	$(61,190)	$(1,181,431)	—	$(1,242,621)

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$248,113	—	—	$248,113
Foreign currency at value	330,377	—	—	330,377
Total	$578,490	—	—	$578,490

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	19

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 27.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,288,421	$23,384,841
Acorda Therapeutics, Inc. (a)	666,600	21,991,134
Alexion Pharmaceuticals, Inc. (a)	143,101	13,199,636
Alkermes PLC (a)	616,900	17,692,692
Alnylam Pharmaceuticals, Inc. (a)	663,961	20,589,431
Amgen, Inc.	1,075,810	106,139,415
Biogen Idec, Inc. (a)	147,300	31,698,960
BioMarin Pharmaceutical, Inc. (a)(b)	307,500	17,155,425
Bluebird Bio, Inc. (a)	100,000	2,497,000
Celgene Corp. (a)	859,952	100,536,988
Celldex Therapeutics, Inc. (a)(b)	973,200	15,191,652
Cepheid, Inc. (a)(b)	114,000	3,923,880
Clovis Oncology, Inc. (a)(b)	150,600	10,087,188
Dyax Corp. (a)(b)	559,144	1,934,638
Esperion Therapeutics, Inc. (a)	145,000	2,044,500
Exelixis, Inc. (a)(b)	647,600	2,940,104
Gilead Sciences, Inc. (a)(c)	1,555,356	79,649,781
Infinity Pharmaceuticals, Inc. (a)(b)	777,200	12,629,500
InterMune, Inc. (a)	623,600	5,999,032
Ironwood Pharmaceuticals, Inc. (a)	118,245	1,176,538
Isis Pharmaceuticals, Inc. (a)	557,267	14,973,764
Medivation, Inc. (a)	137,700	6,774,840
Momenta Pharmaceuticals, Inc. (a)	275,600	4,150,536
Onyx Pharmaceuticals, Inc. (a)(b)	266,600	32,087,683
Pharmacyclics, Inc. (a)(b)	89,500	7,112,565
Prosensa Holding BV (a)	106,300	2,046,275
Protalix BioTherapeutics, Inc. (a)(b)	973,526	4,780,013
PTC Therapeutics, Inc. (a)	104,800	1,572,000
Puma Biotechnology, Inc. (a)	329,700	14,628,789
Quintiles Transnational Holdings, Inc. (a)	274,800	11,695,488
Regeneron Pharmaceuticals, Inc. (a)	172,422	38,774,259
Seattle Genetics, Inc. (a)(b)	1,139,918	35,861,820
Synageva BioPharma Corp. (a)(b)	199,597	8,383,074
Ultragenyx Pharmaceutical, Inc. (Acquired 12/18/12, cost $3,351,658) (a)(d)	1,210,247	3,351,658
Verastem, Inc. (a)	143,640	1,993,723
Vertex Pharmaceuticals, Inc. (a)	405,170	32,360,928

		711,009,750
Diversified Consumer Services — 0.9%
Service Corp. International	1,326,000	23,907,780
Food & Staples Retailing — 1.0%
Brazil Pharma SA (a)	1,189,700	5,358,409
CVS Caremark Corp.	365,500	20,899,290

		26,257,699
Health Care Equipment & Supplies — 15.8%
Baxter International, Inc.	668,500	46,306,995
Becton Dickinson & Co.	362,000	35,776,460
Boston Scientific Corp. (a)	2,936,700	27,223,209
CareFusion Corp. (a)	635,200	23,407,120
Coloplast A/S, Class B	304,900	17,072,585
The Cooper Cos., Inc.	359,400	42,786,570
Covidien PLC	447,600	28,127,184
DENTSPLY International, Inc.	531,100	21,753,856
Given Imaging Ltd. (a)	206,669	2,895,433
Medtronic, Inc.	1,126,900	58,001,543
Sirona Dental Systems, Inc. (a)	430,000	28,328,400
Stryker Corp.	829,200	53,632,656
Teleflex, Inc.	248,300	19,240,767
Zimmer Holdings, Inc.	142,600	10,686,444

		415,239,222
Health Care Providers & Services — 13.7%
Aetna, Inc.	659,623	41,912,445

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
AmerisourceBergen Corp.	225,400	$12,584,082
Brookdale Senior Living, Inc. (a)	177,900	4,703,676
Capital Senior Living Corp. (a)	575,104	13,744,986
Cardinal Health, Inc.	347,745	16,413,564
Catamaran Corp. (a)	349,400	17,022,768
CIGNA Corp.	487,000	35,302,630
Express Scripts Holding Co. (a)	363,847	22,445,721
HCA Holdings, Inc.	955,500	34,455,330
McKesson Corp.	285,000	32,632,500
Team Health Holdings, Inc. (a)	212,151	8,713,042
UnitedHealth Group, Inc.	844,482	55,296,681
Universal Health Services, Inc., Class B	956,500	64,047,240

		359,274,665
Health Care Technology — 0.9%
Cerner Corp. (a)(b)	241,200	23,176,908
Life Sciences Tools & Services — 4.5%
ICON PLC (a)	719,100	25,477,713
Illumina, Inc. (a)	410,200	30,699,368
Life Technologies Corp. (a)	74,000	5,476,740
Morphosys AG (a)	90,700	5,091,320
Thermo Fisher Scientific, Inc.	282,000	23,865,660
Waters Corp. (a)(b)	283,075	28,321,654

		118,932,455
Pharmaceuticals — 34.0%
AbbVie, Inc.	1,788,800	73,948,993
Actavis, Inc. (a)	149,800	18,907,756
Allergan, Inc.	223,700	18,844,488
Bayer AG, Registered Shares	319,200	33,985,241
Bristol-Myers Squibb Co.	1,823,700	81,501,153
Chugai Pharmaceutical Co. Ltd.	582,100	12,049,079
Eli Lilly & Co.	1,028,900	50,539,568
Johnson & Johnson	1,388,300	119,199,438
Merck & Co., Inc.	1,255,300	58,308,685
Novartis AG, Registered Shares	1,385,600	98,142,807
Ono Pharmaceutical Co. Ltd.	255,500	17,391,873
Pfizer, Inc.	3,782,340	105,943,343
Roche Holding AG	315,800	78,380,722
Sanofi	759,900	78,558,476
Teva Pharmaceutical Industries Ltd. — ADR	359,300	14,084,560
Valeant Pharmaceuticals International, Inc. (a)	310,100	26,693,408
Zoetis, Inc.	262,100	8,096,269

		894,575,859
Total Long-Term Investments (Cost — $2,004,889,939) — 97.8%		2,572,374,338

20	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (e)(f)	80,914,566	$80,914,566

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (e)(f)(g)	$114,114	114,114,018
Total Short-Term Securities (Cost — $195,028,584) — 7.4%		195,028,584

Value
Total Investments Before Options Written (Cost — $2,199,918,523*) — 105.2%	$2,767,402,922

Options Written
(Premiums Received — $ 202,211) — (0.0)%	(154,668)
Total Investments Net of Options Written — 105.2%	2,767,248,254
Liabilities in Excess of Other Assets — (5.2)%	(137,380,908)

Net Assets — 100.0%	$2,629,867,346

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,209,776,987

Gross unrealized appreciation	$576,071,720
Gross unrealized depreciation	(18,600,453)

Net unrealized appreciation	$557,471,267

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(d)	Restricted security as to resale. As of report date, the Fund held 0.1% of its net assets, with a current value of $3,351,658 and an original cost of $3,351,658, in this security.

(e)	Represents the current yield as of report date.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	62,805,555	18,109,011	80,914,566	$37,245
BlackRock Liquidity Series LLC, Money Market Series	$176,438,673	$(62,324,655)	$114,114,018	$245,262

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Exchange-traded options written as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Gilead Sciences, Inc.	Call	USD	52.50	7/20/13	732	$(60,390)
Halozyme Therapeutics, Inc.	Put	USD	7.50	7/20/13	877	(37,273)
Halozyme Therapeutics, Inc.	Put	USD	7.50	8/17/13	877	(57,005)
Total						$(154,668)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,731,468	EUR	3,638,088	JPMorgan Chase Bank N.A.	7/01/13	$(4,023)
CHF	4,140,634	USD	4,380,696	UBS AG	7/02/13	3,015
DKK	4,359,698	USD	762,041	UBS AG	7/02/13	(1,199)
EUR	1,166,000	USD	1,520,096	Royal Bank of Scotland PLC	7/02/13	(2,380)
DKK	930,802	USD	162,319	Citibank N.A.	7/03/13	122

BLACKROCK FUNDS	JUNE 30, 2013	21

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	21,391,309	USD	215,988	Citibank N.A.	7/03/13	$(306)
CHF	11,590,504	USD	12,242,438	Bank of America N.A.	7/17/13	30,414
CHF	15,937,668	USD	16,837,676	Bank of America N.A.	7/17/13	38,264
CHF	13,896,400	USD	14,882,787	Goldman Sachs Bank USA	7/17/13	(168,287)
DKK	4,691,358	USD	823,425	Citibank N.A.	7/17/13	(4,541)
DKK	1,840,925	USD	322,256	Citibank N.A.	7/17/13	(920)
DKK	569,181	USD	99,126	Citibank N.A.	7/17/13	225
DKK	11,164,741	USD	1,966,281	Goldman Sachs Bank USA	7/17/13	(17,457)
EUR	16,854	USD	22,432	Citibank N.A.	7/17/13	(493)
EUR	10,718,048	USD	13,937,117	Deutsche Bank AG	7/17/13	15,043
EUR	1,743,272	USD	2,246,192	Deutsche Bank AG	7/17/13	23,103
EUR	3,638,088	USD	4,731,723	Goldman Sachs Bank USA	7/17/13	4,138
JPY	3,013,611,765	USD	29,647,235	Citibank N.A.	7/17/13	740,254
JPY	1,353,075,500	USD	13,300,000	UBS AG	7/17/13	343,618
USD	3,664,430	AUD	3,489,594	Citibank N.A.	7/17/13	477,612
USD	49,259	AUD	48,189	Royal Bank of Scotland PLC	7/17/13	5,251
USD	2,411,298	CHF	2,263,898	Citibank N.A.	7/17/13	14,121
USD	8,494,979	CHF	7,854,788	Credit Suisse International	7/17/13	177,768
USD	4,302,529	CHF	4,160,511	Deutsche Bank AG	7/17/13	(102,917)
USD	1,971,194	CHF	1,893,233	Deutsche Bank AG	7/17/13	(33,496)
USD	6,595,846	CHF	6,240,000	Deutsche Bank AG	7/17/13	(10,475)
USD	630,695	CHF	587,218	Deutsche Bank AG	7/17/13	8,907
USD	2,353,328	CHF	2,178,000	Deutsche Bank AG	7/17/13	47,106
USD	2,964,451	CHF	2,748,470	Deutsche Bank AG	7/17/13	54,175
USD	932,745	CHF	866,734	Goldman Sachs Bank USA	7/17/13	14,984
USD	1,051,826	CHF	1,003,011	Royal Bank of Scotland PLC	7/17/13	(10,233)
USD	1,071,383	CHF	998,401	Royal Bank of Scotland PLC	7/17/13	14,204
USD	185,171,752	CHF	171,805,129	Royal Bank of Scotland PLC	7/17/13	3,252,225
USD	4,381,252	CHF	4,140,634	UBS AG	7/17/13	(3,146)
USD	237,786	DKK	1,370,350	Citibank N.A.	7/17/13	(1,411)
USD	162,331	DKK	930,802	Citibank N.A.	7/17/13	(109)
USD	7,891,212	DKK	45,275,000	Deutsche Bank AG	7/17/13	(10,046)
USD	300,051	DKK	1,735,786	Deutsche Bank AG	7/17/13	(2,933)
USD	571,294	DKK	3,263,866	Royal Bank of Scotland PLC	7/17/13	1,581
USD	11,207,959	DKK	63,598,877	UBS AG	7/17/13	106,671
USD	592,938	EUR	452,000	Barclays Bank PLC	7/17/13	4,550
USD	1,789,093	EUR	1,383,861	Citibank N.A.	7/17/13	(12,341)
USD	1,025,309	EUR	791,000	Citibank N.A.	7/17/13	(4,371)
USD	114,582,739	EUR	87,209,307	Citibank N.A.	7/17/13	1,058,502
USD	10,619,303	EUR	8,200,000	Deutsche Bank AG	7/17/13	(55,002)
USD	629,557	EUR	481,408	Deutsche Bank AG	7/17/13	2,887
USD	1,086,863	EUR	830,000	Goldman Sachs Bank USA	7/17/13	6,415
USD	1,302,094	EUR	985,000	Goldman Sachs Bank USA	7/17/13	19,876
USD	2,218,095	EUR	1,721,825	JPMorgan Chase Bank N.A.	7/17/13	(23,282)
USD	1,520,177	EUR	1,166,000	Royal Bank of Scotland PLC	7/17/13	2,343
USD	2,288,033	EUR	1,743,000	Royal Bank of Scotland PLC	7/17/13	19,092
USD	2,677,031	EUR	2,043,616	The Bank of New York Mellon	7/17/13	16,765
USD	1,108,775	EUR	839,000	UBS AG	7/17/13	16,611
USD	1,010,074	JPY	100,192,078	Citibank N.A.	7/17/13	(204)

22	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	41,146,474	JPY	4,080,627,468	Citibank N.A.	7/17/13	$(174)
USD	215,994	JPY	21,391,309	Citibank N.A.	7/17/13	312
USD	564,014	JPY	57,792,299	Deutsche Bank AG	7/17/13	(18,730)
USD	2,420,624	JPY	240,813,827	Deutsche Bank AG	7/17/13	(7,601)
USD	215,396	JPY	21,083,642	Deutsche Bank AG	7/17/13	2,801
USD	679,352	JPY	66,469,842	Deutsche Bank AG	7/17/13	9,109
USD	5,095,668	JPY	500,395,651	Deutsche Bank AG	7/17/13	49,973
USD	2,499,505	JPY	244,834,000	Goldman Sachs Bank USA	7/17/13	30,743
USD	2,941,979	JPY	290,636,000	Royal Bank of Scotland PLC	7/17/13	11,376
Total						$6,128,079

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$675,570,409	$32,087,683	$3,351,658	$711,009,750
Diversified Consumer Services	23,907,780	—	—	23,907,780
Food & Staples Retailing	26,257,699	—	—	26,257,699
Health Care Equipment & Supplies	398,166,637	17,072,585	—	415,239,222
Health Care Providers & Services	359,274,665	—	—	359,274,665
Health Care Technology	23,176,908	—	—	23,176,908
Life Sciences Tools & Services	113,841,135	5,091,320	—	118,932,455
Pharmaceuticals	576,067,661	318,508,198	—	894,575,859
Short-Term Securities	80,914,566	114,114,018	—	195,028,584
Total	$2,277,177,460	$486,873,804	$3,351,658	$2,767,402,922

BLACKROCK FUNDS	JUNE 30, 2013	23

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$3,137	$6,621,019	—	$6,624,156
Liabilities:
Equity contracts	(154,668)	—	—	(154,668)
Foreign currency exchange contracts	(7,908)	(488,169)	—	(496,077)
Total	$(159,439)	$6,132,850	—	$5,973,411

[1]    Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$39,851,543	—	—	$39,851,543
Foreign currency at value	9,089,098	—	—	9,089,098
Liabilities:
Cash received as collateral for options written	—	$(200,000)	—	(200,000)
Collateral on securities loaned at value	—	(114,114,018)	—	(114,114,018)
Total	$48,940,641	$(114,314,018)	—	$(65,373,377)

There were no transfers between levels during the period ended June 30, 2013.

24	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Treasury Wine Estates Ltd.	1,940,696	$10,312,369
Belgium — 1.9%
Ageas	258,600	9,073,813
Anheuser-Busch InBev NV	242,579	21,840,045

		30,913,858
British Virgin Islands — 0.6%
Platform Acquisition Holdings Ltd. (a)	886,100	9,481,270
Canada — 0.4%
Gildan Activewear, Inc.	157,300	6,379,048
China — 0.8%
Melco Crown Entertainment Ltd. — ADR (a)	572,300	12,796,628
France — 8.5%
BNP Paribas SA	279,100	15,279,263
European Aeronautic Defence & Space Co. NV	315,000	16,852,651
Publicis Groupe SA	154,200	10,981,934
Rexel SA	783,294	17,648,123
Safran SA	175,500	9,162,175
Sanofi	341,900	35,345,628
Technip SA	204,900	20,824,339
Valeo SA	208,200	13,064,288

		139,158,401
Germany — 6.2%
Bayer AG, Registered Shares	229,900	24,477,466
Deutsche Wohnen AG	985,000	16,698,151
Gerry Weber International AG	240,788	10,179,568
KUKA AG	385,056	16,256,060
LEG Immobilien AG	151,000	7,861,922
Linde AG	43,200	8,050,166
SAP AG	51,500	3,760,666
SAP AG — ADR (b)	189,200	13,779,436

		101,063,435
Hong Kong — 2.8%
AIA Group Ltd.	6,099,500	25,697,199
Jardine Matheson Holdings Ltd.	321,200	19,432,600

		45,129,799
India — 0.7%
Jubilant Foodworks Ltd. (a)	619,956	10,868,177
Indonesia — 1.4%
Global Mediacom Tbk PT	31,933,500	6,872,399
Matahari Department Store Tbk PT (a)	13,234,200	15,474,612

		22,347,011
Ireland — 2.7%
Accenture PLC, Class A	134,400	9,671,424
Bank of Ireland (a)	40,477,300	8,254,048
DCC PLC	530,753	20,727,771
Kingspan Group PLC	429,679	5,747,124

		44,400,367
Italy — 4.3%
Banca Generali SpA	907,900	19,575,601
Eni SpA	1,369,600	28,109,483
Mediaset SpA (a)	4,001,600	15,072,884
Telecom Italia SpA	10,195,500	7,106,247

		69,864,215
Japan — 16.4%
Hino Motors Ltd.	952,000	13,969,576
Honda Motor Co. Ltd.	928,900	34,508,105
ITOCHU Corp.	827,500	9,569,124
JGC Corp.	226,000	8,138,817

Common Stocks	Shares	Value
Japan (concluded)
Kenedix Realty Investment Corp.	1,726	$6,870,812
Nabtesco Corp.	644,900	13,389,902
Nitto Denko Corp.	129,000	8,273,497
ORIX Corp.	1,182,700	16,139,976
Softbank Corp.	254,000	14,785,329
Sony Corp.	1,620,600	34,237,152
Sumitomo Mitsui Financial Group, Inc.	589,000	26,960,327
Tokio Marine Holdings, Inc.	542,600	17,121,727
Tokyo Tatemono Co. Ltd.	2,170,000	18,056,692
Toyota Motor Corp.	490,500	29,585,903
Yahoo! Japan Corp.	31,801	15,659,288

		267,266,227
Malaysia — 0.4%
Astro Malaysia Holdings Bhd	6,906,600	6,606,078
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV — ADR	130,900	13,507,571
Netherlands — 3.4%
Aalberts Industries NV	609,105	13,613,286
ASML Holding NV	118,986	9,392,797
ING Groep NVc CVA (a)	1,558,600	14,244,108
Ziggo NV	468,800	18,830,283

		56,080,474
Nigeria — 0.3%
Lekoil Ltd. (a)	8,796,200	5,217,677
Norway — 0.8%
Statoil ASA	672,000	13,882,224
Russia — 0.7%
Eurasia Drilling Co. Ltd. — GDR	317,300	11,844,809
Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd.	1,013,000	7,963,330
Spain — 1.0%
Duro Felguera SA	964,100	6,211,356
Sacyr Vallehermoso SA (a)(b)	3,049,700	9,542,386

		15,753,742
Sweden — 2.3%
SKF AB	538,900	12,624,882
Svenska Cellulosa AB, B Shares	973,922	24,424,732

		37,049,614
Switzerland — 14.6%
Holcim Ltd., Registered Shares	151,692	10,558,720
Nestle SA, Registered Shares	365,800	24,003,942
Novartis AG, Registered Shares	507,100	35,918,171
Partners Group Holding AG	54,900	14,860,268
Roche Holding AG	279,276	69,315,562
Swiss Re AG	476,625	35,461,331
Syngenta AG, Registered Shares	98,200	38,293,956
UBS AG, Registered Shares	551,200	9,355,980

		237,767,930
Taiwan — 2.4%
Delta Electronics, Inc.	2,719,000	12,348,290
EPISTAR Corp.	6,632,000	11,554,787
MediaTek, Inc.	1,392,400	16,052,410

		39,955,487
United Kingdom — 23.3%
Aberdeen Asset Management PLC	5,107,384	29,723,343
APR Energy PLC (b)	1,348,845	20,617,956
Aveva Group PLC	278,310	9,541,017

BLACKROCK FUNDS	JUNE 30, 2013	25

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United Kingdom (concluded)
Babcock International Group PLC	969,300	$16,275,528
Barclays PLC — ADR	1,996,800	34,185,216
BG Group PLC	927,400	15,760,386
Blinkx PLC (a)	6,445,400	10,671,487
British American Tobacco PLC	213,700	10,960,649
Centrica PLC	1,439,800	7,875,342
Crest Nicholson Holdings PLC (a)	5,211,200	25,363,269
Diageo PLC	419,800	12,038,389
Domino’s Pizza Group PLC	868,100	8,849,752
DS Smith PLC	3,348,820	12,597,433
esure Group PLC (a)	5,290,978	26,145,875
Hargreaves Lansdown PLC	624,545	8,435,976
HSBC Holdings PLC	973,499	10,077,867
Inchcape PLC	800,920	6,097,862
Intertek Group PLC	371,700	16,522,760
Jardine Lloyd Thompson Group PLC	681,960	9,446,051
Partnership Assurance Group PLC (a)	1,456,700	10,789,879
Perform Group PLC (a)	1,725,573	13,217,905
Rotork PLC	387,706	15,738,443
SABMiller PLC	333,400	15,984,417
Subsea 7 SA	391,600	6,865,821
Travis Perkins PLC	587,100	12,999,815
Unilever PLC	298,000	12,063,764

		378,846,202
United States — 0.7%
Euronet Worldwide, Inc. (a)	271,683	8,655,820
Sirona Dental Systems, Inc. (a)	34,051	2,243,280

		10,899,100
Total Common Stocks — 98.5%		1,605,355,043

Warrants (c)	Shares	Value
British Virgin Islands — 0.0%
Platform Acquisition Holdings Ltd. (Issued/exercisable 5/10/13, 0.175 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)	886,100	$9
Total Long-Term Investments (Cost — $1,408,223,421) — 98.5%		1,605,355,052

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (d)(e)	733,233	733,233

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (d)(e)(f)	$26,455	26,455,051
Total Short-Term Securities (Cost — $27,188,284) — 1.7%		27,188,284
Total Investments (Cost — $1,435,411,705*) — 100.2%		1,632,543,336
Liabilities in Excess of Other Assets — (0.2)%		(3,273,747)

Net Assets — 100.0%		$1,629,269,589

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,438,947,663

Gross unrealized appreciation	$222,227,748
Gross unrealized depreciation	(28,632,075)

Net unrealized appreciation	$193,595,673

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,622,104	(4,888,871)	733,233	$5,708
BlackRock Liquidity Series LLC, Money Market Series	$4,115,755	$22,339,296	$26,455,051	$46,151

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

26	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,177,200,163	USD	12,034,560	Citibank N.A.	7/01/13	$(165,229)
USD	11,679,704	EUR	8,981,016	Citibank N.A.	7/01/13	(10,370)
USD	22,773,888	EUR	17,511,142	JPMorgan Chase Bank N.A.	7/01/13	(19,362)
JPY	1,051,472,000	USD	10,710,508	UBS AG	7/02/13	(108,855)
SGD	10,280,000	USD	8,137,721	Credit Suisse International	7/02/13	(27,267)
USD	28,068,002	GBP	18,459,476	UBS AG	7/02/13	(8,104)
JPY	238,943,564	USD	2,412,611	Citibank N.A.	7/03/13	(3,420)
AUD	411,230	USD	390,226	Citibank N.A.	7/17/13	(14,677)
AUD	5,090,000	USD	5,053,607	Deutsche Bank AG	7/17/13	(405,242)
AUD	74,477	USD	70,450	The Bank of New York Mellon	7/17/13	(2,435)
AUD	96,189,036	USD	100,889,602	UBS AG	7/17/13	(13,046,446)
AUD	16,271,000	USD	15,475,250	UBS AG	7/17/13	(616,010)
CAD	123,657,246	USD	122,044,308	Citibank N.A.	7/17/13	(4,520,646)
CAD	309,535	USD	306,671	Citibank N.A.	7/17/13	(12,489)
CAD	136,920	USD	134,270	Citibank N.A.	7/17/13	(4,142)
CHF	6,510,000	USD	6,943,919	Bank of America N.A.	7/17/13	(50,666)
CHF	1,955,218	USD	2,026,310	Bank of America N.A.	7/17/13	44,015
CHF	1,186,202	USD	1,289,492	Barclays Bank PLC	7/17/13	(33,456)
CHF	1,551,869	USD	1,607,849	BNP Paribas S.A.	7/17/13	35,380
CHF	7,591,773	USD	8,247,512	Citibank N.A.	7/17/13	(208,801)
CHF	580,283	USD	599,006	Citibank N.A.	7/17/13	15,439
CHF	4,572,941	USD	4,778,413	Citibank N.A.	7/17/13	63,743
CHF	2,923,137	USD	3,028,229	Citibank N.A.	7/17/13	66,997
CHF	4,674,051	USD	4,989,081	Credit Suisse International	7/17/13	(39,863)
CHF	1,974,925	USD	2,146,249	Deutsche Bank AG	7/17/13	(55,058)
CHF	542,895	USD	585,703	Deutsche Bank AG	7/17/13	(10,847)
CHF	430,021	USD	442,051	Deutsche Bank AG	7/17/13	13,286
CHF	723,808	USD	743,151	Deutsche Bank AG	7/17/13	23,268
CHF	1,126,543	USD	1,164,191	Deutsche Bank AG	7/17/13	28,674
CHF	717,285	USD	769,010	JPMorgan Chase Bank N.A.	7/17/13	(9,497)
CHF	3,340,688	USD	3,592,520	The Bank of New York Mellon	7/17/13	(55,161)
CHF	10,646,102	USD	11,132,457	The Bank of New York Mellon	7/17/13	140,396
CHF	4,355,449	USD	4,657,756	UBS AG	7/17/13	(45,896)
CHF	758,546	USD	801,924	UBS AG	7/17/13	1,279
CHF	1,559,043	USD	1,593,172	UBS AG	7/17/13	57,654
CHF	6,034,806	USD	6,243,747	UBS AG	7/17/13	146,336
DKK	50,994,542	USD	8,976,822	Goldman Sachs Bank USA	7/17/13	(75,641)
EUR	10,859,000	USD	14,247,594	Bank of America N.A.	7/17/13	(111,951)
EUR	2,672,201	USD	3,561,245	Barclays Bank PLC	7/17/13	(82,722)
EUR	864,959	USD	1,158,801	Barclays Bank PLC	7/17/13	(32,846)
EUR	12,813,000	USD	16,836,103	BNP Paribas S.A.	7/17/13	(156,850)
EUR	1,543,000	USD	2,020,680	BNP Paribas S.A.	7/17/13	(12,089)
EUR	3,180,231	USD	4,206,730	Citibank N.A.	7/17/13	(66,882)
EUR	2,496,545	USD	3,314,506	Citibank N.A.	7/17/13	(64,642)
EUR	8,340,000	USD	10,920,121	Citibank N.A.	7/17/13	(63,572)
EUR	754,177	USD	992,254	Citibank N.A.	7/17/13	(10,508)
EUR	8,981,016	USD	11,680,521	Citibank N.A.	7/17/13	9,553
EUR	2,816,174	USD	3,772,172	Deutsche Bank AG	7/17/13	(106,233)
EUR	2,776,158	USD	3,671,622	Deutsche Bank AG	7/17/13	(57,773)

BLACKROCK FUNDS	JUNE 30, 2013	27

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,123,091	USD	1,460,401	Deutsche Bank AG	7/17/13	$1,576
EUR	466,890	USD	599,973	Deutsche Bank AG	7/17/13	7,799
EUR	1,533,000	USD	1,971,299	Deutsche Bank AG	7/17/13	24,276
EUR	7,425,000	USD	9,830,039	Goldman Sachs Bank USA	7/17/13	(164,586)
EUR	17,511,142	USD	22,775,114	JPMorgan Chase Bank N.A.	7/17/13	19,919
EUR	7,162,000	USD	9,388,014	Northern Trust Corp.	7/17/13	(64,920)
EUR	4,318,071	USD	5,629,810	The Bank of New York Mellon	7/17/13	(8,785)
EUR	390,249	USD	516,026	The Bank of New York Mellon	7/17/13	(8,022)
GBP	119,896	USD	187,823	Barclays Bank PLC	7/17/13	(5,490)
GBP	3,563,000	USD	5,544,459	BNP Paribas S.A.	7/17/13	(126,012)
GBP	11,377,586	USD	17,683,590	Citibank N.A.	7/17/13	(381,077)
GBP	3,351,000	USD	5,116,521	Citibank N.A.	7/17/13	(20,474)
GBP	270,217	USD	406,182	Citibank N.A.	7/17/13	4,751
GBP	4,610,081	USD	7,164,693	Deutsche Bank AG	7/17/13	(153,892)
GBP	1,567,040	USD	2,454,201	Deutsche Bank AG	7/17/13	(71,118)
GBP	389,303	USD	590,364	Deutsche Bank AG	7/17/13	1,671
GBP	855,702	USD	1,288,148	Deutsche Bank AG	7/17/13	13,164
GBP	9,728,000	USD	15,071,201	Goldman Sachs Bank USA	7/17/13	(277,303)
GBP	703,000	USD	1,087,039	Goldman Sachs Bank USA	7/17/13	(17,949)
GBP	733,000	USD	1,119,144	Goldman Sachs Bank USA	7/17/13	(4,431)
GBP	1,571,700	USD	2,394,963	JPMorgan Chase Bank N.A.	7/17/13	(4,793)
GBP	4,741,811	USD	7,434,226	UBS AG	7/17/13	(223,096)
GBP	18,459,476	USD	28,065,603	UBS AG	7/17/13	10,503
HKD	1,598,739	USD	205,977	Citibank N.A.	7/17/13	168
HKD	20,945,645	USD	2,699,430	Citibank N.A.	7/17/13	1,341
HKD	26,531,921	USD	3,419,533	Citibank N.A.	7/17/13	1,542
HKD	87,770,817	USD	11,305,765	Citibank N.A.	7/17/13	11,568
HKD	341,636,204	USD	44,031,832	Citibank N.A.	7/17/13	19,380
HKD	4,906,000	USD	632,542	Credit Suisse International	7/17/13	47
HKD	8,837,370	USD	1,138,583	Deutsche Bank AG	7/17/13	924
HKD	2,431,680	USD	313,304	The Bank of New York Mellon	7/17/13	241
HKD	92,980,629	USD	11,987,717	The Bank of New York Mellon	7/17/13	1,380
HKD	13,608,635	USD	1,752,985	The Bank of New York Mellon	7/17/13	1,738
JPY	975,734,000	USD	9,605,563	Bank of America N.A.	7/17/13	233,165
JPY	651,300,000	USD	6,509,231	BNP Paribas S.A.	7/17/13	58,095
JPY	1,381,861,014	USD	14,159,210	Citibank N.A.	7/17/13	(225,336)
JPY	772,370,000	USD	7,905,738	Citibank N.A.	7/17/13	(117,613)
JPY	426,020,000	USD	4,345,458	Citibank N.A.	7/17/13	(49,723)
JPY	1,390,027,642	USD	14,025,496	Citibank N.A.	7/17/13	(9,275)
JPY	3,760,881,250	USD	36,580,000	Citibank N.A.	7/17/13	1,342,515
JPY	1,057,513,000	USD	10,411,687	Commonwealth Bank of Australia	7/17/13	251,652
JPY	71,241,527	USD	730,839	Deutsche Bank AG	7/17/13	(12,481)
JPY	2,513,714,000	USD	25,078,957	UBS AG	7/17/13	267,857
JPY	1,628,932,000	USD	16,000,637	Westpac Banking Corp.	7/17/13	424,556
MXN	65,346,293	USD	5,287,554	Citibank N.A.	7/17/13	(253,207)
MXN	35,231,016	USD	2,889,817	Citibank N.A.	7/17/13	(175,582)
MXN	222,270,444	USD	18,260,406	Goldman Sachs Bank USA	7/17/13	(1,136,455)
NOK	2,030,642	USD	354,617	Barclays Bank PLC	7/17/13	(20,542)
NOK	85,121,968	USD	14,855,844	Goldman Sachs Bank USA	7/17/13	(851,864)

28	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	6,525,000	USD	1,130,920	Goldman Sachs Bank USA	7/17/13	$(57,449)
SEK	2,483,111	USD	388,081	Barclays Bank PLC	7/17/13	(17,974)
SEK	124,632,096	USD	19,609,453	Citibank N.A.	7/17/13	(1,033,084)
SEK	4,128,789	USD	630,741	Citibank N.A.	7/17/13	(15,346)
SEK	11,676,000	USD	1,770,154	Goldman Sachs Bank USA	7/17/13	(29,850)
SEK	2,582,000	USD	390,003	Goldman Sachs Bank USA	7/17/13	(5,157)
SGD	23,049,861	USD	18,641,289	UBS AG	7/17/13	(455,269)
USD	2,232,107	AUD	2,171,000	BNP Paribas S.A.	7/17/13	249,475
USD	4,677,537	AUD	4,693,000	BNP Paribas S.A.	7/17/13	391,727
USD	2,689,100	AUD	2,626,998	Citibank N.A.	7/17/13	290,035
USD	8,879,896	AUD	8,754,419	Citibank N.A.	7/17/13	885,058
USD	2,047,938	AUD	2,165,000	The Bank of New York Mellon	7/17/13	70,786
USD	2,945,000	CAD	3,106,949	Citibank N.A.	7/17/13	(9,216)
USD	2,603,555	CAD	2,660,000	The Bank of New York Mellon	7/17/13	75,495
USD	2,956,849	CHF	2,780,000	Citibank N.A.	7/17/13	13,187
USD	4,192,331	CHF	4,013,905	Credit Suisse International	7/17/13	(57,878)
USD	2,153,164	CHF	1,993,492	Credit Suisse International	7/17/13	42,313
USD	8,366,365	CHF	7,915,000	Deutsche Bank AG	7/17/13	(13,286)
USD	184,237,665	CHF	170,938,469	Royal Bank of Scotland PLC	7/17/13	3,235,819
USD	10,685,167	EUR	8,312,000	Bank of America N.A.	7/17/13	(134,933)
USD	2,339,896	EUR	1,800,000	Bank of America N.A.	7/17/13	(3,245)
USD	1,302,810	EUR	992,000	Bank of America N.A.	7/17/13	11,480
USD	2,358,427	EUR	1,771,000	Bank of America N.A.	7/17/13	53,037
USD	3,251,977	EUR	2,479,000	Barclays Bank PLC	7/17/13	24,952
USD	6,164,080	EUR	4,697,000	BNP Paribas S.A.	7/17/13	49,786
USD	1,531,940	EUR	1,189,360	Citibank N.A.	7/17/13	(16,303)
USD	2,387,635	EUR	1,842,000	Citibank N.A.	7/17/13	(10,178)
USD	892,358	EUR	681,871	Citibank N.A.	7/17/13	4,736
USD	1,704,694	EUR	1,278,000	Citibank N.A.	7/17/13	41,064
USD	3,333,999	EUR	2,503,000	Citibank N.A.	7/17/13	75,732
USD	17,376,752	EUR	13,265,000	Citibank N.A.	7/17/13	109,111
USD	100,951,661	EUR	76,834,648	Citibank N.A.	7/17/13	932,580
USD	28,955,441	EUR	22,266,000	Credit Suisse International	7/17/13	(29,202)
USD	1,080,861	EUR	808,000	Credit Suisse International	7/17/13	29,051
USD	3,948,943	EUR	3,005,000	Credit Suisse International	7/17/13	37,200
USD	9,775,875	EUR	7,456,000	Credit Suisse International	7/17/13	70,068
USD	5,659,312	EUR	4,370,000	Deutsche Bank AG	7/17/13	(29,312)
USD	8,501,425	EUR	6,540,000	Deutsche Bank AG	7/17/13	(11,318)
USD	373,897	EUR	284,000	Goldman Sachs Bank USA	7/17/13	4,201
USD	1,399,359	EUR	1,077,000	JPMorgan Chase Bank N.A.	7/17/13	(2,620)
USD	3,351,128	EUR	2,556,000	JPMorgan Chase Bank N.A.	7/17/13	23,869
USD	606,907	EUR	468,000	Royal Bank of Scotland PLC	7/17/13	(2,309)
USD	13,592,819	EUR	10,378,574	UBS AG	7/17/13	82,567
USD	1,426,810	GBP	913,000	Bank of America N.A.	7/17/13	38,361
USD	2,273,383	GBP	1,464,000	Bank of America N.A.	7/17/13	46,998
USD	11,933,533	GBP	7,785,000	Bank of America N.A.	7/17/13	94,461
USD	126,271,585	GBP	82,030,757	Bank of America N.A.	7/17/13	1,522,958
USD	1,197,110	GBP	785,000	BNP Paribas S.A.	7/17/13	3,318
USD	994,219	GBP	641,000	BNP Paribas S.A.	7/17/13	19,416

BLACKROCK FUNDS	JUNE 30, 2013	29

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,757,282	GBP	4,297,000	BNP Paribas S.A.	7/17/13	$222,601
USD	6,301,878	GBP	4,153,000	Citibank N.A.	7/17/13	(13,814)
USD	3,438,780	GBP	2,253,376	Citibank N.A.	7/17/13	11,949
USD	1,394,722	GBP	896,507	Citibank N.A.	7/17/13	31,355
USD	2,673,892	GBP	1,728,000	Citibank N.A.	7/17/13	46,028
USD	12,224,744	GBP	8,004,987	Citibank N.A.	7/17/13	51,125
USD	2,006,959	GBP	1,283,643	Citibank N.A.	7/17/13	54,854
USD	3,488,545	GBP	2,230,298	Citibank N.A.	7/17/13	96,810
USD	7,032,596	GBP	4,540,000	Citibank N.A.	7/17/13	128,372
USD	10,154,548	GBP	6,530,000	Citibank N.A.	7/17/13	224,023
USD	2,240,043	GBP	1,446,000	Deutsche Bank AG	7/17/13	41,033
USD	572,076	GBP	372,000	Goldman Sachs Bank USA	7/17/13	6,356
USD	5,328,368	GBP	3,430,000	The Bank of New York Mellon	7/17/13	112,181
USD	2,666,689	GBP	1,751,527	UBS AG	7/17/13	3,047
USD	8,563,686	HKD	66,470,000	Northern Trust Corp.	7/17/13	(7,081)
USD	2,232,842	HKD	17,330,000	The Bank of New York Mellon	7/17/13	(1,721)
USD	7,191,572	JPY	695,502,000	Bank of America N.A.	7/17/13	178,539
USD	22,631,845	JPY	2,131,053,000	BNP Paribas S.A.	7/17/13	1,143,560
USD	2,405,151	JPY	238,775,000	Citibank N.A.	7/17/13	(2,515)
USD	160,498,953	JPY	15,917,194,782	Citibank N.A.	7/17/13	(680)
USD	4,358,729	JPY	432,290,000	Citibank N.A.	7/17/13	(229)
USD	626,310	JPY	62,125,476	Citibank N.A.	7/17/13	(126)
USD	2,412,682	JPY	238,943,564	Citibank N.A.	7/17/13	3,491
USD	4,847,048	JPY	478,714,864	Citibank N.A.	7/17/13	19,969
USD	12,035,298	JPY	1,177,200,163	Citibank N.A.	7/17/13	165,104
USD	5,075,719	JPY	481,415,710	Citibank N.A.	7/17/13	221,406
USD	16,564,417	JPY	1,570,580,000	Citibank N.A.	7/17/13	727,611
USD	8,480,000	JPY	842,326,880	Deutsche Bank AG	7/17/13	(12,911)
USD	7,015,377	JPY	692,565,000	Royal Bank of Scotland PLC	7/17/13	31,958
USD	2,429,161	JPY	236,525,000	The Bank of New York Mellon	7/17/13	44,182
USD	722,676	JPY	70,641,997	UBS AG	7/17/13	10,363
USD	19,980,258	JPY	1,974,343,189	UBS AG	7/17/13	72,142
USD	10,711,032	JPY	1,051,472,000	UBS AG	7/17/13	108,606
USD	6,085,000	JPY	592,679,000	UBS AG	7/17/13	109,209
USD	10,882,065	JPY	1,066,333,566	UBS AG	7/17/13	129,785
USD	1,328,762	NOK	7,776,000	BNP Paribas S.A.	7/17/13	49,480
USD	2,763,523	NOK	16,145,000	BNP Paribas S.A.	7/17/13	107,401
USD	17,963,121	NOK	105,107,000	BNP Paribas S.A.	7/17/13	671,270
USD	2,937,396	NOK	17,302,470	Citibank N.A.	7/17/13	90,852
USD	8,993,972	SEK	59,414,000	BNP Paribas S.A.	7/17/13	138,337
USD	3,477,573	SEK	23,195,000	Northern Trust Corp.	7/17/13	20,367
USD	4,320,972	SEK	28,270,000	The Bank of New York Mellon	7/17/13	107,338
USD	8,137,869	SGD	10,280,000	Credit Suisse International	7/17/13	27,091
ZAR	275,695,237	USD	30,631,572	Royal Bank of Scotland PLC	7/17/13	(2,821,008)
Total						$(12,411,204)

30	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$10,312,369	—	$10,312,369
Belgium	—	30,913,858	—	30,913,858
British Virgin Islands	$9,481,270	—	—	9,481,270
Canada	6,379,048	—	—	6,379,048
China	12,796,628	—	—	12,796,628
France	—	139,158,401	—	139,158,401
Germany	21,641,358	79,422,077	—	101,063,435
Hong Kong	19,432,600	25,697,199	—	45,129,799
India	—	10,868,177	—	10,868,177
Indonesia	—	22,347,011	—	22,347,011
Ireland	9,671,424	34,728,943	—	44,400,367
Italy	—	69,864,215	—	69,864,215
Japan	—	267,266,227	—	267,266,227
Malaysia	—	6,606,078	—	6,606,078
Mexico	13,507,571	—	—	13,507,571
Netherlands	—	56,080,474	—	56,080,474
Nigeria	5,217,677	—	—	5,217,677
Norway	—	13,882,224	—	13,882,224
Russia	11,844,809	—	—	11,844,809
Singapore	—	7,963,330	—	7,963,330
Spain	—	15,753,742	—	15,753,742
Sweden	—	37,049,614	—	37,049,614
Switzerland	—	237,767,930	—	237,767,930
Taiwan	—	39,955,487	—	39,955,487
United Kingdom	123,968,016	254,878,186	—	378,846,202
United States	10,899,100	—	—	10,899,100
Warrants	9	—	—	9
Short-Term Securities	733,233	26,455,051	—	27,188,284
Total	$245,572,743	$1,386,970,593	—	$1,632,543,336

BLACKROCK FUNDS	JUNE 30, 2013	31

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$17,082,484	—	$17,082,484
Liabilities:
Foreign currency exchange contracts	$(342,607)	(29,151,081)	—	(29,493,688)
Total	$(342,607)	$(12,068,597)	—	$(12,411,204)

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$21,425,685	—	—	$21,425,685
Liabilities:
Bank overdraft	—	$(4,051,937)	—	(4,051,937)
Collateral on securities loaned at value	—	(26,455,051)	—	(26,455,051)
Total	$21,425,685	$(30,506,988)	—	$(9,081,303)

There were no transfers between levels during the period ended June 30, 2013.

32	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 5.9%
Cisco Systems, Inc.	243,583	$5,921,503
QUALCOMM, Inc.	44,985	2,747,684

		8,669,187
Computers & Peripherals — 6.7%
3D Systems Corp. (a)(b)	22,200	974,580
Apple, Inc.	11,637	4,609,183
SanDisk Corp. (a)	45,723	2,793,675
Seagate Technology PLC	35,000	1,569,050

		9,946,488
Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	13,600	1,059,984
Delta Electronics, Inc.	403,000	1,830,217

		2,890,201
Internet & Catalog Retail — 6.8%
Amazon.com, Inc. (a)	16,750	4,651,308
Expedia, Inc.	22,400	1,347,360
priceline.com, Inc. (a)	4,990	4,127,379

		10,126,047
Internet Software & Services — 19.9%
21Vianet Group, Inc.—ADR (a)(b)	335,590	3,802,235
Akamai Technologies, Inc. (a)	27,100	1,153,105
DealerTrack Holdings, Inc. (a)(b)	45,200	1,601,436
E2open, Inc. (a)	27,568	482,440
eBay, Inc. (a)	92,000	4,758,240
Facebook, Inc., Class A (a)	154,500	3,840,870
Google, Inc., Class A (a)	11,083	9,757,141
Marketo, Inc. (a)	9,500	236,265
SINA Corp. (a)	25,650	1,429,475
Tencent Holdings Ltd.	38,700	1,511,128
Textura Corp. (a)	8,900	231,489
Xoom Corp. (a)	32,400	742,608

		29,546,432
IT Services — 13.9%
Accenture PLC, Class A	17,300	1,244,908
Alliance Data Systems Corp. (a)	20,300	3,674,909
EPAM Systems, Inc. (a)(b)	44,650	1,213,587
Euronet Worldwide, Inc. (a)	80,475	2,563,933
Fidelity National Information Services, Inc.	36,738	1,573,856
International Business Machines Corp.	7,340	1,402,747
Jack Henry & Associates, Inc.	19,831	934,635
Luxoft Holding, Inc. (a)	49,400	982,566
Mastercard, Inc., Class A	4,600	2,642,700
Visa, Inc., Class A	24,100	4,404,275

		20,638,116
Semiconductors & Semiconductor Equipment — 16.8%
Aixtron SE (a)	135,590	2,274,844
Analog Devices, Inc.	29,500	1,329,270
ASML Holding NV	28,001	2,210,409
Avago Technologies Ltd.	64,799	2,422,187
Broadcom Corp., Class A	109,500	3,696,720
EPISTAR Corp.	1,363,000	2,374,725
Fairchild Semiconductor International,
Inc. (a)(b)	96,642	1,333,660
KLA-Tencor Corp.	16,585	924,282
Lam Research Corp. (a)	17,747	786,902
MediaTek, Inc.	127,000	1,464,131
NXP Semiconductor NV (a)	71,765	2,223,280
Teradyne, Inc. (a)(b)	69,900	1,228,143
Xilinx, Inc.	68,300	2,705,363

		24,973,916

Common Stocks	Shares	Value
Software — 27.8%
Adobe Systems, Inc. (a)	42,700	$1,945,412
Autodesk, Inc. (a)	44,135	1,497,942
Cadence Design Systems, Inc. (a)	125,130	1,811,882
CommVault Systems, Inc. (a)	15,518	1,177,661
Concur Technologies, Inc. (a)	25,790	2,098,790
Gigamon, Inc. (a)	12,500	344,500
Guidewire Software, Inc. (a)(b)	46,030	1,935,561
Intuit, Inc.	42,400	2,587,672
Microsoft Corp.	134,217	4,634,513
NetSuite, Inc. (a)(b)	9,800	899,052
Oracle Corp.	119,500	3,671,040
Proofpoint, Inc. (a)	82,010	1,987,102
Rally Software Development Corp. (a)	47,223	1,172,075
Salesforce.com, Inc. (a)(b)	127,600	4,871,768
SAP AG — ADR (b)	23,216	1,690,821
ServiceNow, Inc. (a)	81,380	3,286,938
Splunk, Inc. (a)	36,400	1,687,504
Synopsys, Inc. (a)	51,100	1,826,825
Tableau Software, Inc., Class A (a)	21,150	1,172,133
Workday, Inc., Class A (a)	14,000	897,260

		41,196,451
Total Long-Term Investments (Cost — $124,504,572) — 99.8%		147,986,838

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	1,911,694	1,911,694

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$12,655	12,655,086
Total Short-Term Securities (Cost — $14,566,780) — 9.8%		14,566,780
Total Investments (Cost — $139,071,352*) — 109.6%		162,553,618
Liabilities in Excess of Other Assets — (9.6)%		(14,195,031)

Net Assets — 100.0%		$148,358,587

BLACKROCK FUNDS	JUNE 30, 2013	33

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,232,507

Gross unrealized appreciation	$21,774,956
Gross unrealized depreciation	(1,453,845)

Net unrealized appreciation	$20,321,111

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,845,906	(3,934,212)	1,911,694	$2,132
BlackRock Liquidity Series LLC, Money Market Series	$17,744,216	$(5,089,130)	$12,655,086	$13,574

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	10,080,949	USD	1,299,271	Citibank N.A.	7/17/13	$586
JPY	56,723,745	USD	597,627	BNP Paribas S.A.	7/17/13	(25,658)
USD	459,738	EUR	355,000	Citibank N.A.	7/17/13	(2,381)
USD	190,852	EUR	143,327	Citibank N.A.	7/17/13	4,277
USD	1,542,361	EUR	1,173,896	Citibank N.A.	7/17/13	14,248
USD	776,316	EUR	582,000	Citibank N.A.	7/17/13	18,700
USD	1,512,542	EUR	1,138,000	Goldman Sachs Bank USA	7/17/13	31,157
USD	1,513,778	HKD	11,752,000	Barclays Bank PLC	7/17/13	(1,547)
USD	1,067,528	HKD	8,283,342	Citibank N.A.	7/17/13	(542)
USD	695,115	JPY	68,936,779	Citibank N.A.	7/17/13	(3)
Total						$38,837

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the

34	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Communications Equipment	$8,669,187	—	—	$8,669,187
Computers & Peripherals	9,946,488	—	—	9,946,488
Electronic Equipment, Instruments & Components	1,059,984	$1,830,217	—	2,890,201
Internet & Catalog Retail	10,126,047	—	—	10,126,047
Internet Software & Services	28,035,304	1,511,128	—	29,546,432
IT Services	20,638,116	—	—	20,638,116
Semiconductors & Semiconductor Equipment	16,649,807	8,324,109	—	24,973,916
Software	41,196,451	—	—	41,196,451
Short-Term Securities	1,911,694	12,655,086	—	14,566,780
Total	$138,233,078	$24,320,540	—	$162,553,618

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$68,968	—	$68,968
Liabilities:
Foreign currency exchange contracts	—	(30,131)	—	(30,131)
Total	—	$38,837	—	$38,837

[1] Derivative financial instruments are foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value.	$13,357	—	—	$13,357
Liabilities:
Bank overdraft.	—	$(2,141)	—	(2,141)
Collateral on securities loaned at value	—	(12,655,086)	—	(12,655,086)
Total	$13,357	$(12,657,227)	—	$(12,643,870)

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	35

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock U.S. Opportunities Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Triumph Group, Inc.	354,090	$28,026,223
Airlines — 0.8%
US Airways Group, Inc. (a)(b)	684,150	11,233,743
Auto Components — 2.4%
The Goodyear Tire & Rubber Co. (a)	811,950	12,414,715
Lear Corp.	150,660	9,108,904
TRW Automotive Holdings Corp. (a)	218,600	14,523,784

		36,047,403
Automobiles — 0.6%
Tesla Motors, Inc. (a)(b)	88,760	9,535,487
Beverages — 0.5%
Brown-Forman Corp., Class B	104,522	7,060,461
Biotechnology — 3.4%
ACADIA Pharmaceuticals, Inc. (a)	273,570	4,965,295
Clovis Oncology, Inc. (a)	8,200	549,236
Onyx Pharmaceuticals, Inc. (a)(b)	105,100	12,649,720
Regeneron Pharmaceuticals, Inc. (a)	47,760	10,740,269
Seattle Genetics, Inc. (a)(b)	342,268	10,767,751
Vertex Pharmaceuticals, Inc. (a)	149,100	11,908,617

		51,580,888
Building Products — 0.8%
Owens Corning (a)	306,849	11,991,659
Capital Markets — 2.6%
Invesco Ltd.	745,070	23,693,226
WisdomTree Investments, Inc. (a)(b)	1,357,590	15,707,316

		39,400,542
Chemicals — 3.9%
Axiall Corp.	431,240	18,362,199
Cytec Industries, Inc.	151,690	11,111,293
Eastman Chemical Co.	284,500	19,917,845
The Valspar Corp.	145,240	9,392,671

		58,784,008
Commercial Banks — 3.2%
BankUnited, Inc.	711,180	18,497,792
Capital Bank Financial Corp., Class A (a)	141,790	2,692,592
Regions Financial Corp.	1,638,280	15,612,808
SunTrust Banks, Inc.	367,630	11,606,079

		48,409,271
Computers & Peripherals — 1.5%
3D Systems Corp. (a)(b)	233,900	10,268,210
Seagate Technology PLC	271,710	12,180,759

		22,448,969
Containers & Packaging — 2.5%
Crown Holdings, Inc. (a)	467,950	19,246,783
Owens-Illinois, Inc. (a)	656,070	18,232,185

		37,478,968
Electric Utilities — 0.6%
Xcel Energy, Inc.	337,930	9,576,936
Electrical Equipment — 3.0%
Acuity Brands, Inc.	316,570	23,907,366
Roper Industries, Inc.	169,720	21,082,618

		44,989,984
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	177,180	13,809,409
Energy Equipment & Services — 3.0%
Cameron International Corp. (a)	252,460	15,440,454
Geospace Technologies Corp. (a)(b)	190,030	13,127,272

Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Rowan Cos. PLC, Class A (a)	482,040	$16,423,103

		44,990,829
Food Products — 5.0%
Annie’s, Inc. (a)	197,270	8,431,320
The Hain Celestial Group, Inc. (a)(b)	236,571	15,370,018
Mead Johnson Nutrition Co.	232,750	18,440,783
Post Holdings, Inc. (a)	118,621	5,178,993
Snyders-Lance, Inc.	216,600	6,153,606
TreeHouse Foods, Inc. (a)	207,820	13,620,523
Tyson Foods, Inc., Class A	320,460	8,229,413

		75,424,656
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp. (a)	751,870	6,969,835
CareFusion Corp. (a)	203,910	7,514,083
The Cooper Cos., Inc.	93,770	11,163,319
Sirona Dental Systems, Inc. (a)	20,718	1,364,902

		27,012,139
Health Care Providers & Services — 1.8%
HCA Holdings, Inc.	324,760	11,710,846
Universal Health Services, Inc., Class B	235,590	15,775,106

		27,485,952
Hotels, Restaurants & Leisure — 0.1%
Noodles & Co. (a)	58,200	2,138,850
Household Durables — 4.0%
Jarden Corp. (a)	395,280	17,293,500
PulteGroup, Inc. (a)	683,520	12,966,374
Toll Brothers, Inc. (a)(b)	314,555	10,263,930
Tupperware Brands Corp.	114,880	8,925,027
Whirlpool Corp.	68,460	7,829,086
William Lyon Homes, Class A (a)	132,000	3,327,720

		60,605,637
Household Products — 0.5%
Spectrum Brands Holdings, Inc.	137,390	7,813,369
Insurance — 4.3%
AON PLC (a)	156,540	10,073,349
Brown & Brown, Inc.	676,980	21,825,835
Fidelity National Financial, Inc., Class A	551,550	13,132,405
Genworth Financial, Inc., Class A (a)	678,900	7,746,249
Reinsurance Group of America, Inc.	169,520	11,715,527

		64,493,365
Internet & Catalog Retail — 0.7%
Expedia, Inc.	186,520	11,219,178
Internet Software & Services — 2.4%
Akamai Technologies, Inc. (a)(b)	270,220	11,497,861
ChannelAdvisor Corp. (a)	182,600	2,872,298
Marketo, Inc. (a)	100,600	2,501,922
OpenTable, Inc. (a)	254,950	16,304,053
Textura Corp. (a)	91,700	2,385,117

		35,561,251
IT Services — 2.8%
Alliance Data Systems Corp. (a)	113,860	20,612,076
Euronet Worldwide, Inc. (a)	237,173	7,556,332
Fidelity National Information Services, Inc.	315,420	13,512,593

		41,681,001
Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	182,140	15,414,508
Waters Corp. (a)	85,470	8,551,274

		23,965,782

36	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery — 3.3%
Actuant Corp., Class A	408,730	$13,475,828
Crane Co.	206,400	12,367,488
Flowserve Corp.	138,200	7,464,182
Snap-On, Inc.	191,670	17,131,465

		50,438,963
Marine — 0.3%
Diana Shipping, Inc. (a)	473,400	4,752,936
Media — 3.6%
AMC Networks, Inc., Class A (a)	118,200	7,731,462
The Interpublic Group of Cos., Inc.	720,790	10,487,495
Liberty Global PLC, Class A (a)	185,670	13,754,434
The Madison Square Garden Co., Class A (a)	191,800	11,364,150
Sirius XM Radio, Inc.	3,396,500	11,378,275

		54,715,816
Multiline Retail — 1.6%
Dollar Tree, Inc. (a)	227,946	11,588,775
Nordstrom, Inc.	219,500	13,156,830

		24,745,605
Multi-Utilities — 1.4%
Alliant Energy Corp.	219,120	11,048,030
Sempra Energy	120,670	9,865,979

		20,914,009
Oil, Gas & Consumable Fuels — 5.1%
Cabot Oil & Gas Corp.	296,750	21,075,185
Concho Resources, Inc. (a)(b)	222,580	18,634,398
Kosmos Energy Ltd. (a)	593,110	6,025,998
Oasis Petroleum, Inc. (a)	394,160	15,320,999
Pioneer Natural Resources Co.	107,470	15,556,283

		76,612,863
Paper & Forest Products — 1.2%
International Paper Co.	423,760	18,776,806
Professional Services — 1.3%
Equifax, Inc.	340,360	20,057,415
Real Estate Investment Trusts (REITs) — 5.0%
Franklin Street Properties Corp. (b)	848,300	11,197,560
Health Care REIT, Inc. (b)	160,000	10,724,800
Hospitality Properties Trust	632,740	16,628,407
RLJ Lodging Trust	749,650	16,859,629
Weyerhaeuser Co.	701,513	19,986,105

		75,396,501
Real Estate Management & Development — 2.0%
CBRE Group, Inc., Class A (a)	651,143	15,210,700
Kennedy-Wilson Holdings, Inc.	878,500	14,618,240

		29,828,940
Road & Rail — 1.9%
Hertz Global Holdings, Inc. (a)(b)	629,046	15,600,341

Common Stocks	Shares	Value
Road & Rail (concluded)
Kansas City Southern	117,680	$12,469,373

		28,069,714
Semiconductors & Semiconductor Equipment — 4.9%
Avago Technologies Ltd.	318,418	11,902,465
Cavium, Inc. (a)(b)	305,750	10,814,377
Linear Technology Corp.	204,170	7,521,623
NXP Semiconductor NV (a)	249,190	7,719,906
Teradyne, Inc. (a)(b)	678,950	11,929,151
Veeco Instruments, Inc. (a)	231,000	8,182,020
Xilinx, Inc.	385,290	15,261,337

		73,330,879
Software — 4.2%
ANSYS, Inc. (a)(b)	103,999	7,602,327
Autodesk, Inc. (a)	372,770	12,651,814
Gigamon, Inc. (a)	129,700	3,574,532
Rally Software Development Corp. (a)	90,300	2,241,246
ServiceNow, Inc. (a)(b)	321,600	12,989,424
Splunk, Inc. (a)	411,590	19,081,312
Tableau Software, Inc., Class A (a)	104,500	5,791,390

		63,932,045
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A	226,900	10,267,225
American Eagle Outfitters, Inc.	473,370	8,643,736
Genesco, Inc. (a)(b)	164,290	11,005,787
L Brands, Inc.	227,900	11,224,075
O’Reilly Automotive, Inc. (a)(b)	68,970	7,767,401

		48,908,224
Textiles, Apparel & Luxury Goods — 1.5%
PVH Corp.	178,030	22,262,651
Trading Companies & Distributors — 1.0%
United Rentals, Inc. (a)	286,937	14,321,026
Wireless Telecommunication Services — 1.8%
SBA Communications Corp., Class A (a)(b)	369,130	27,359,916
Total Long-Term Investments (Cost — $1,176,470,662) — 99.9%		1,507,190,269

Short-Term Securities	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$192,092	192,091,558
Total Short-Term Securities (Cost — $192,091,558) — 12.7%		192,091,558
Total Investments (Cost — $1,368,562,220*) — 112.6%		1,699,281,827
Liabilities in Excess of Other Assets — (12.6)%		(190,439,176)

Net Assets — 100.0%		$1,508,842,651

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,379,371,268

Gross unrealized appreciation	$335,087,627
Gross unrealized depreciation	(15,177,068)

Net unrealized appreciation	$319,910,559

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

BLACKROCK FUNDS	JUNE 30, 2013	37

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$27,892
BlackRock Liquidity Series LLC, Money Market Series	$327,377,250	$(135,285,692)	$192,091,558	$1,653,294

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,494,540,549	$12,649,720	—	$1,507,190,269
Short-Term Securities	—	192,091,558	—	192,091,558
Total	$1,494,540,549	$204,741,278	—	$1,699,281,827

[1]	See above Schedule of Investments for values in each industry excluding Level 2, Biotechnology, within the table.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(1,701,476)	—	$(1,701,476)
Collateral on securities loaned at value	—	(192,091,558)	—	(192,091,558)
Total	—	$(193,793,034)	—	$(193,793,034)

There were no transfers between levels during the period ended June 30, 2013.

38	BLACKROCK FUNDS	JUNE 30, 2013

Consolidated Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Airlines — 7.7%
Japan Airlines Co. Ltd.	1,037,900	$53,431,792
Automobiles — 5.8%
Bayerische Motoren Werke AG	172,200	15,028,888
General Motors Co. (a)	642,200	21,391,682
Renault SA	56,200	3,785,472

		40,206,042
Capital Markets — 1.2%
Freedom Pay, Inc. (a)	43,051	—
Morgan Stanley	346,200	8,457,666

		8,457,666
Chemicals — 1.0%
CF Industries Holdings, Inc.	39,000	6,688,500
Diversified Financial Services — 1.8%
Citigroup, Inc.	116,200	5,574,114
JPMorgan Chase & Co.	132,700	7,005,233

		12,579,347
Food & Staples Retailing — 5.9%
Metro AG	719,204	22,725,272
Wal-Mart Stores, Inc.	246,100	18,331,989

		41,057,261
Health Care Equipment & Supplies — 0.9%
Baxter International, Inc.	86,500	5,991,855
Health Care Providers & Services — 4.4%
UnitedHealth Group, Inc.	461,000	30,186,280
Insurance — 12.3%
American International Group, Inc. (a)	996,900	44,561,430
Berkshire Hathaway, Inc., Class B (a)	360,600	40,358,352

		84,919,782
Internet Software & Services — 10.5%
Google, Inc., Class A (a)	60,500	53,262,385
Yahoo!, Inc. (a)	779,500	19,573,245

		72,835,630
IT Services — 8.9%
SAIC, Inc.	1,911,700	26,629,981
Visa, Inc., Class A	192,700	35,215,925

		61,845,906

Common Stocks	Shares	Value
Media — 8.0%
Comcast Corp., Class A	574,400	$24,055,872
DIRECTV (a)	229,700	14,154,114
Liberty Global PLC, Class A (a)	230,900	17,105,072

		55,315,058
Oil, Gas & Consumable Fuels — 7.9%
EQT Corp.	141,770	11,252,285
HollyFrontier Corp.	405,400	17,343,012
PBF Energy, Inc.	999,897	25,897,332

		54,492,629
Pharmaceuticals — 1.2%
Pfizer, Inc.	303,100	8,489,831
Real Estate Investment Trusts (REITs) — 1.8%
American Capital Agency Corp.	48,926	1,124,809
Annaly Capital Management, Inc.	900,000	11,313,000

		12,437,809
Wireless Telecommunication Services — 3.3%
Vodafone Group PLC — ADR	786,700	22,609,758
Total Long-Term Investments (Cost — $489,656,514) — 82.6%		571,545,146

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (b)(c)	111,964,149	111,964,149
Total Short-Term Securities (Cost — $111,964,149) — 16.2%		111,964,149

Options Purchased
(Cost — $3,681,532) — 0.5%		3,903,609
Total Investments (Cost — $605,302,195*) — 99.3%		687,412,904
Other Assets Less Liabilities — 0.7%		4,745,950

Net Assets — 100.0%		$692,158,854

Notes to Consolidated Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$606,031,019

Gross unrealized appreciation	$88,483,742
Gross unrealized depreciation	(7,101,857)

Net unrealized appreciation	$81,381,885

(a)	Non-income producing security.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipts CAD Canadian Dollar EUR Euro	JPY Japanese Yen USD US Dollar

BLACKROCK FUNDS	JUNE 30, 2013	39

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased		Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional
Class	24,089,179	87,874,970	[1]	—	111,964,149	$111,964,149	$17,584	—
iShares Gold Trust	1,589,200	1,637,900		(3,227,100)	—	—	—	$(1,308,106)
iShares Silver Trust	—	462,900		(462,900)	—	—	—	$(740,862)

[1]	Represents net shares purchased.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(224)	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2013	USD	21,833,280	$(98,660)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,373,139	USD	1,359,698	Deutsche Bank AG	7/17/13	$(54,669)
EUR	1,012,681	USD	1,316,831	Deutsche Bank AG	7/17/13	1,421
EUR	2,248,389	USD	2,940,427	UBS AG	7/17/13	(13,599)
JPY	511,931,951	USD	5,380,364	Barclays Bank PLC	7/17/13	(218,343)
JPY	497,252,496	USD	5,086,150	Deutsche Bank AG	7/17/13	(72,148)
USD	698,580	CAD	705,139	Citibank N.A.	7/17/13	28,417
USD	661,429	CAD	668,000	Goldman Sachs Bank USA	7/17/13	26,562
USD	2,001,541	EUR	1,557,000	Bank of America N.A.	7/17/13	(25,276)
USD	1,800,188	EUR	1,377,936	Bank of America N.A.	7/17/13	6,467
USD	1,356,994	EUR	1,019,000	Bank of America N.A.	7/17/13	30,516
USD	2,763,945	EUR	2,153,670	Barclays Bank PLC	7/17/13	(39,583)
USD	2,652,394	EUR	2,059,253	Citibank N.A.	7/17/13	(28,227)
USD	20,772,777	EUR	15,810,230	Citibank N.A.	7/17/13	191,897
USD	1,759,177	EUR	1,366,649	Deutsche Bank AG	7/17/13	(19,851)
USD	3,645,529	EUR	2,815,000	Deutsche Bank AG	7/17/13	(18,882)
USD	1,808,132	EUR	1,377,854	Deutsche Bank AG	7/17/13	14,518
USD	700,398	EUR	532,000	Goldman Sachs Bank USA	7/17/13	7,870
USD	2,017,609	EUR	1,518,000	Goldman Sachs Bank USA	7/17/13	41,560
USD	963,146	EUR	747,655	JPMorgan Chase Bank N.A.	7/17/13	(10,109)
USD	1,690,405	EUR	1,301,000	JPMorgan Chase Bank N.A.	7/17/13	(3,165)
USD	1,892,559	EUR	1,441,000	JPMorgan Chase Bank N.A.	7/17/13	16,745
USD	1,882,968	EUR	1,452,000	Royal Bank of Scotland PLC	7/17/13	(7,165)
USD	61,903,548	JPY	6,139,172,989	Citibank N.A.	7/17/13	(262)
USD	7,203,128	JPY	711,100,000	Royal Bank of Scotland PLC	7/17/13	32,814
Total						$(112,492)

40	BLACKROCK FUNDS	JUNE 30, 2013

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put	Strike Price		Expiration Date	Contracts	Market Value
MicroStrategy, Inc.	Put	USD	95.00	10/19/13	290	$382,800
Bank of Montreal	Put	CAD	66.00	1/18/14	585	372,682
The Bank of Nova Scotia	Put	CAD	60.00	1/18/14	1,226	623,667
Canadian Imperial Bank of Commerce	Put	CAD	84.00	1/18/14	864	911,895
National Bank of Canada	Put	CAD	80.00	1/18/14	908	630,256
Royal Bank of Canada	Put	CAD	64.00	1/18/14	1,064	533,669
Toronto-Dominion Bank	Put	CAD	86.00	1/18/14	854	448,640
Total						$3,903,609

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Airlines	—	$53,431,792	—	$53,431,792
Automobiles	$21,391,682	18,814,360	—	40,206,042
Capital Markets	8,457,666	—	—	8,457,666
Chemicals	6,688,500	—	—	6,688,500
Diversified Financial Services	12,579,347	—	—	12,579,347
Food & Staples Retailing	18,331,989	22,725,272	—	41,057,261
Health Care Equipment & Supplies	5,991,855	—	—	5,991,855
Health Care Providers & Services	30,186,280	—	—	30,186,280
Insurance	84,919,782	—	—	84,919,782
Internet Software & Services.	72,835,630	—	—	72,835,630
IT Services	61,845,906	—	—	61,845,906
Media	55,315,058	—	—	55,315,058
Oil, Gas & Consumable Fuels	54,492,629	—	—	54,492,629
Pharmaceuticals	8,489,831	—	—	8,489,831
Real Estate Investment Trusts (REITs)	12,437,809	—	—	12,437,809
Wireless Telecommunication Services	22,609,758	—	—	22,609,758
Short-Term Securities	111,964,149	—	—	111,964,149

BLACKROCK FUNDS	JUNE 30, 2013	41

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

	Level 1	Level 2	Level 3	Total
Options Purchased:
Equity Contracts	$3,903,609	—	—	$3,903,609
Total	$592,441,480	$94,971,424	—	$687,412,904

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$398,787	—	$398,787
Liabilities:
Equity contracts.	$(98,660)	—	—	(98,660)
Foreign currency exchange contracts	—	(511,279)	—	(511,279)
Total	$(98,660)	$(112,492)	—	$(211,152)

[1]    Derivative financial instruments are financial futures contracts and foreign currency exchange contracts. Financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,218,000	—	—	$1,218,000
Foreign currency at value	5,445,550	—	—	5,445,550
Liabilities:
Bank overdraft	—	$(11,425)	—	(11,425)
Total	$6,663,550	$(11,425)	—	$6,652,125

There were no transfers between levels during the period ended June 30, 2013.

42	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
TransDigm Group, Inc.	32,300	$5,063,671
Airlines — 2.0%
Spirit Airlines, Inc. (a)	191,325	6,078,395
Biotechnology — 3.2%
Ariad Pharmaceuticals, Inc. (a)(b)	99,254	1,735,952
Infinity Pharmaceuticals, Inc. (a)	82,369	1,338,496
Medivation, Inc. (a)(b)	47,773	2,350,432
United Therapeutics Corp. (a)	63,656	4,189,838

		9,614,718
Capital Markets — 0.7%
Affiliated Managers Group, Inc. (a)	13,500	2,213,190
Commercial Banks — 1.3%
First Republic Bank	46,543	1,790,975
SVB Financial Group (a)(b)	26,100	2,174,652

		3,965,627
Commercial Services & Supplies — 1.4%
Clean Harbors, Inc. (a)	84,300	4,259,679
Communications Equipment — 1.0%
Palo Alto Networks, Inc. (a)	71,327	3,007,146
Computers & Peripherals — 1.0%
NCR Corp. (a)	91,100	3,005,389
Construction & Engineering — 0.7%
Quanta Services, Inc. (a)	78,836	2,086,001
Containers & Packaging — 1.3%
Berry Plastics Group, Inc. (a)	178,398	3,937,244
Diversified Financial Services — 2.0%
Moody’s Corp.	98,920	6,027,196
Electrical Equipment — 5.5%
Acuity Brands, Inc.	31,000	2,341,120
AMETEK, Inc.	122,575	5,184,923
Roper Industries, Inc.	29,300	3,639,646
Sensata Technologies Holding NV (a)	152,950	5,337,955

		16,503,644
Energy Equipment & Services — 3.3%
FMC Technologies, Inc. (a)	55,520	3,091,354
Oceaneering International, Inc.	94,149	6,797,558

		9,888,912
Food & Staples Retailing — 0.7%
Whole Foods Market, Inc.	42,208	2,172,868
Food Products — 0.7%
Mead Johnson Nutrition Co.	26,469	2,097,139
Health Care Equipment & Supplies — 0.9%
Intuitive Surgical, Inc. (a)	5,109	2,588,117
Health Care Providers & Services — 4.8%
Catamaran Corp. (a)	174,293	8,491,555
DaVita HealthCare Partners, Inc. (a)	48,653	5,877,282

		14,368,837
Health Care Technology — 1.3%
Athenahealth, Inc. (a)(b)	47,219	4,000,394
Hotels, Restaurants & Leisure — 1.2%
Vail Resorts, Inc.	60,300	3,709,656

Common Stocks	Shares	Value
Internet & Catalog Retail — 6.2%
Expedia, Inc.	106,317	$6,394,968
HomeAway, Inc. (a)(b)	105,293	3,405,176
Liberty Ventures, Series A (a)	56,726	4,822,277
TripAdvisor, Inc. (a)(b)	69,599	4,236,491

		18,858,912
Internet Software & Services — 10.6%
CoStar Group, Inc. (a)(b)	28,572	3,687,788
Equinix, Inc. (a)(b)	33,442	6,177,406
LinkedIn Corp., Class A (a)	59,942	10,687,659
Yandex NV (a)	244,000	6,741,720
Yelp, Inc. (a)	138,830	4,827,119

		32,121,692
IT Services — 3.0%
Alliance Data Systems Corp. (a)	18,746	3,393,588
Gartner, Inc. (a)	100,447	5,724,474

		9,118,062
Life Sciences Tools & Services — 0.6%
Illumina, Inc. (a)	25,760	1,927,878
Machinery — 2.9%
Colfax Corp. (a)(b)	92,044	4,796,413
Pentair Ltd.	67,500	3,894,075

		8,690,488
Media — 12.6%
AMC Networks, Inc., Class A (a)	49,600	3,244,336
DISH Network Corp., Class A (a)	118,856	5,053,757
Liberty Global PLC, Class A (a)	70,155	5,197,082
Liberty Media Corp., Class A (a)	42,759	5,420,131
Lions Gate Entertainment Corp. (a)	151,688	4,166,869
The Madison Square Garden Co., Class A (a)	115,204	6,825,837
Sinclair Broadcast Group, Inc., Class A	130,400	3,831,152
Sirius XM Radio, Inc.	1,348,666	4,518,031

		38,257,195
Oil, Gas & Consumable Fuels — 3.3%
Cabot Oil & Gas Corp.	78,704	5,589,558
Gulfport Energy Corp. (a)	92,737	4,365,131

		9,954,689
Pharmaceuticals — 0.5%
Auxilium Pharmaceuticals, Inc. (a)	90,351	1,502,537
Professional Services — 2.2%
IHS, Inc., Class A (a)(b)	36,317	3,790,768
Verisk Analytics, Inc., Class A (a)	49,877	2,977,657

		6,768,425
Real Estate Investment Trusts (REITs) — 0.9%
Strategic Hotels & Resorts, Inc. (a)(b)	299,300	2,651,798
Real Estate Management & Development — 0.8%
Realogy Holdings Corp. (a)	52,800	2,536,512
Road & Rail — 2.9%
Genesee & Wyoming, Inc., Class A (a)(b)	63,270	5,367,827
J.B. Hunt Transport Services, Inc.	46,339	3,347,529

		8,715,356

BLACKROCK FUNDS	JUNE 30, 2013	43

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software — 6.2%
QLIK Technologies, Inc. (a)	180,514	$5,103,131
ServiceNow, Inc. (a)	77,710	3,138,707
Splunk, Inc. (a)	133,677	6,197,266
Workday, Inc., Class A (a)	69,597	4,460,472

		18,899,576
Specialty Retail — 7.4%
CarMax, Inc. (a)	121,262	5,597,454
DSW, Inc., Class A	69,568	5,111,161
Restoration Hardware Holdings, Inc. (a)	37,113	2,783,475
Ross Stores, Inc.	74,493	4,827,891
Tractor Supply Co.	33,762	3,970,749

		22,290,730
Textiles, Apparel & Luxury Goods — 2.1%
Under Armour, Inc., Class A (a)	105,200	6,281,492
Trading Companies & Distributors — 0.6%
United Rentals, Inc. (a)	38,520	1,922,533
Wireless Telecommunication Services — 2.5%
SBA Communications Corp., Class A (a)(b)	101,037	7,488,862
Total Common Stocks — 100.0%		302,574,560

Warrants (c)	Shares	Value
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	81,252	—
Total Long-Term Investments (Cost — $266,420,392) — 100.0%		$302,574,560

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (d)(e)	2,039,673	2,039,673

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (d)(e)(f)	$44,593	44,592,955
Total Short-Term Securities (Cost — $46,632,628) — 15.4%		46,632,628
Total Investments (Cost — $313,053,020*) — 115.4%		349,207,188
Liabilities in Excess of Other Assets — (15.4)%		(46,679,045)

Net Assets — 100.0%		$302,528,143

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$315,350,622

Gross unrealized appreciation	$36,854,728
Gross unrealized depreciation	(2,998,162)

Net unrealized appreciation	$33,856,566

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Value at June 30, 2013	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	1,508,065	531,608	2,039,673	$2,039,673	$2,115	—
BlackRock Liquidity Series, LLC Money Market Series	$34,116,584	$10,476,371	$44,592,955	$44,592,955	$132,666	—
iShares Cohen & Steers Realty Majors Index Fund	21,100	(21,100)	—	—	—	$(33,071)

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

44	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$302,574,560	—	—	$302,574,560
Short-Term Securities	2,039,673	$44,592,955	—	46,632,628
Total	$304,614,233	$44,592,955	—	$349,207,188

[1] See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, collateral on securities loaned at value of $44,592,955 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK FUNDS	JUNE 30, 2013	45

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
AAR Corp.	57,715	$1,268,576
Ducommun, Inc. (a)	160,997	3,422,796
Orbital Sciences Corp. (a)	982,373	17,063,819
Spirit AeroSystems Holdings, Inc., Class A (a)	1,006,043	21,609,804

		43,364,995
Air Freight & Logistics — 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	8,494	371,697
Airlines — 0.1%
Republic Airways Holdings, Inc. (a)	87,702	993,664
SkyWest, Inc.	52,301	708,156
Spirit Airlines, Inc. (a)	6,636	210,826

		1,912,646
Auto Components — 1.2%
Gentherm, Inc. (a)	69,010	1,281,516
Remy International, Inc.	5,645	104,828
Stoneridge, Inc. (a)	89,551	1,042,374
Tower International, Inc. (a)	47,474	939,510
Visteon Corp. (a)	187,441	11,831,276

		15,199,504
Biotechnology — 7.7%
Achillion Pharmaceuticals, Inc. (a)(b)	968,434	7,921,790
Astex Pharmaceuticals (a)	60,929	250,418
AVEO Pharmaceuticals, Inc. (a)	970,915	2,427,287
Biospecifics Technologies Corp. (a)(c)	702,630	10,961,028
ChemoCentryx, Inc. (a)(b)	48,947	692,111
China Biologic Products, Inc. (a)	3,494	80,187
Codexis, Inc. (a)	220	486
Enanta Pharmaceuticals, Inc. (a)	35,722	632,637
Enzon Pharmaceuticals, Inc.	656,984	1,313,968
Gentium SpA — ADR (a)(b)(c)	3,982,375	30,863,406
Isis Pharmaceuticals, Inc. (a)	463,078	12,442,906
KaloBios Pharmaceuticals, Inc. (a)	11,801	66,794
Keryx Biopharmaceuticals, Inc. (a)	870,621	6,503,539
Ligand Pharmaceuticals, Inc., Class B (a)	16,733	626,149
Myriad Genetics, Inc. (a)	174,335	4,684,381
Novavax, Inc. (a)	2,455,042	5,032,836
PDL BioPharma, Inc.	745,625	5,756,225
Repligen Corp. (a)	249,761	2,058,031
Sunesis Pharmaceuticals, Inc. (a)	1,336,936	6,965,437
Tetraphase Pharmaceuticals, Inc. (a)	30,791	216,461
Vanda Pharmaceuticals, Inc. (a)(b)	39,704	320,808
Verastem, Inc. (a)	30,492	423,229

		100,240,114
Building Products — 2.0%
A.O. Smith Corp.	551,054	19,992,239
American Woodmark Corp. (a)	4,992	173,222
Apogee Enterprises, Inc.	19,003	456,072
Griffon Corp.	139,862	1,573,447
Insteel Industries, Inc.	10,118	177,267
PGT, Inc. (a)	52,255	453,051
Ply Gem Holdings, Inc. (a)	7,411	148,665
Trex Co., Inc. (a)(b)	61,037	2,898,647

		25,872,610
Capital Markets — 0.7%
Artisan Partners Asset Management, Inc. (a)	109,805	5,480,368
Capital Southwest Corp.	1,940	267,390
FBR & Co. (a)	17,422	440,080

Common Stocks	Shares	Value
Capital Markets (concluded)
GAMCO Investors, Inc., Class A	10,936	$605,964
GSV Capital Corp. (a)	37,589	295,450
MCG Capital Corp.	301,798	1,572,368

		8,661,620
Chemicals — 1.0%
A. Schulman, Inc.	59,016	1,582,809
American Pacific Corp. (a)	43,714	1,239,292
American Vanguard Corp.	118,282	2,771,347
FutureFuel Corp.	59,376	841,358
Kraton Performance Polymers, Inc. (a)	223,998	4,748,758
Landec Corp. (a)	9,364	123,698
Minerals Technologies, Inc.	24,624	1,017,956
OM Group, Inc. (a)	24,503	757,633
Taminco Corp. (a)	19,103	389,510

		13,472,361
Commercial Banks — 1.6%
1st Source Corp.	10,127	240,618
Access National Corp.	9,636	125,075
Bancfirst Corp.	29,140	1,356,467
Banco Latinoamericano de Comercio Exterior SA	12,457	278,912
Capital Bank Financial Corp., Class A (a)	131,029	2,488,241
Century Bancorp, Inc., Class A	1,152	40,320
Columbia Banking System, Inc.	19,826	472,057
First Citizens BancShares, Inc., Class A	2,314	444,404
FNB United Corp. (a)	29,762	241,370
Hancock Holding Co.	13,000	390,910
Heritage Financial Corp.	13,129	192,340
Home BancShares, Inc.	79,199	2,056,798
Independent Bank Group, Inc. (a)	4,052	123,181
MetroCorp Bancshares, Inc.	22,895	223,455
National Bank Holdings Corp., Class A	285,310	5,620,607
Simmons First National Corp., Class A	18,949	494,379
Southside Bancshares, Inc.	49,051	1,171,338
StellarOne Corp.	60,445	1,187,744
Sterling Financial Corp.	153,428	3,648,518
Texas Capital Bancshares, Inc. (a)	7,833	347,472
Umpqua Holdings Corp.	23,754	356,548
West Bancorporation, Inc.	2,012	23,641

		21,524,395
Commercial Services & Supplies — 1.8%
Consolidated Graphics, Inc. (a)	56,824	2,671,296
Deluxe Corp.	468,492	16,233,248
EnerNOC, Inc. (a)	43,037	570,671
G&K Services, Inc., Class A	35,322	1,681,327
Intersections, Inc.	6,962	61,057
Kimball International, Inc., Class B	35,268	342,452
Viad Corp.	54,422	1,334,427
West Corp.	41,313	914,670

		23,809,148
Communications Equipment — 1.3%
Anaren, Inc. (a)	15,592	357,680
ARRIS Group, Inc. (a)	261,772	3,756,428
Aviat Networks, Inc. (a)	227,474	595,982
Bel Fuse, Inc., Class B	2,904	39,059
Black Box Corp.	19,989	506,121
Calix, Inc. (a)	71,582	722,978
Ixia (a)(b)	519,666	9,561,854

46	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment (concluded)
Plantronics, Inc.	4,684	$205,721
Ruckus Wireless, Inc. (a)	11,444	146,598
Symmetricom, Inc. (a)	58,125	260,981
Ubiquiti Networks, Inc.	67,194	1,178,583

		17,331,985
Computers & Peripherals — 1.6%
Immersion Corp. (a)	71,054	941,465
Super Micro Computer, Inc. (a)	78,165	831,676
Synaptics, Inc. (a)(b)	494,201	19,056,391

		20,829,532
Construction & Engineering — 1.4%
Comfort Systems USA, Inc.	48,357	721,486
MasTec, Inc. (a)(b)	150,052	4,936,711
Pike Electric Corp.	297,445	3,658,573
Quanta Services, Inc. (a)	331,949	8,783,371

		18,100,141
Consumer Finance — 0.1%
Netspend Holdings, Inc. (a)	55,049	879,133
Regional Management Corp. (a)	10,661	266,525

		1,145,658
Containers & Packaging — 0.4%
Boise, Inc.	644,872	5,507,207
Diversified Consumer Services — 1.9%
Apollo Group, Inc., Class A (a)	227,214	4,026,232
Bright Horizons Family Solutions, Inc. (a)	231,649	8,040,537
Career Education Corp. (a)	44,582	129,288
Coinstar, Inc. (a)(b)	184,519	10,825,730
Collectors Universe	49,670	658,127
National American University Holdings, Inc.	17,504	65,465
Stewart Enterprises, Inc., Class A	120,455	1,576,756

		25,322,135
Diversified Telecommunication Services — 2.0%
Cbeyond, Inc. (a)(c)	2,605,711	20,428,774
Inteliquent, Inc.	193,599	1,113,194
Magicjack Vocaltec Ltd. (a)	259,635	3,684,221
Premiere Global Services, Inc. (a)	40,284	486,228

		25,712,417
Electrical Equipment — 1.2%
Generac Holdings, Inc.	259,579	9,607,019
Lihua International, Inc. (a)	113,679	546,796
LSI Industries, Inc.	846	6,844
Thermon Group Holdings, Inc. (a)(b)	252,025	5,141,310

		15,301,969
Electronic Equip, Instruments & Components — 0.5%
Aeroflex Holding Corp. (a)	46,101	363,737
Audience, Inc. (a)	147,734	1,951,566
Benchmark Electronics, Inc. (a)	184,982	3,718,138

		6,033,441
Electronic Equipment, Instruments & Components — 1.2%
Checkpoint Systems, Inc. (a)	17,654	250,510
FARO Technologies, Inc. (a)	11,562	391,027
InvenSense, Inc. (a)	30,045	462,092

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components (concluded)
RealD, Inc. (a)	726,238	$10,094,708
Tech Data Corp. (a)	85,022	4,003,686

		15,202,023
Energy Equipment & Services — 0.7%
Dawson Geophysical Co. (a)	26,331	970,561
ION Geophysical Corp. (a)	9,767	58,797
Lufkin Industries, Inc.	62,272	5,509,204
Parker Drilling Co. (a)	192,076	956,538
USA Compression Partners LP	48,549	1,143,814

		8,638,914
Food & Staples Retailing — 0.6%
Ingles Markets, Inc., Class A	7,569	191,117
Nash Finch Co.	14,310	314,963
Natural Grocers By Vitamin Cottage, Inc. (a)	21,503	666,593
The Pantry, Inc. (a)	207,566	2,528,154
United Natural Foods, Inc. (a)(b)	78,241	4,224,232

		7,925,059
Food Products — 1.2%
Annie’s, Inc. (a)	107,933	4,613,056
John B. Sanfilippo & Son, Inc.	27,674	557,908
Omega Protein Corp. (a)	35,030	314,569
Pilgrim’s Pride Corp. (a)	187,329	2,798,695
Sanderson Farms, Inc.	107,644	7,149,714
Seaboard Corp.	45	121,860

		15,555,802
Gas Utilities — 0.8%
Southwest Gas Corp.	211,943	9,916,813
Health Care Equipment & Supplies — 5.7%
Alere, Inc. (a)	243,617	5,968,617
ArthroCare Corp. (a)	630,768	21,780,419
Cutera, Inc. (a)	60,126	529,109
Cyberonics, Inc. (a)	36,695	1,906,672
GenMark Diagnostics, Inc. (a)	543,425	5,619,015
Haemonetics Corp. (a)(b)	185,549	7,672,451
ICU Medical, Inc. (a)(b)	23,602	1,700,760
Invacare Corp.	10,516	151,010
Medical Action Industries, Inc. (a)	51,709	398,159
Meridian Bioscience, Inc.	71,848	1,544,732
Orthofix International N.V. (a)	69,709	1,875,172
RTI Biologics, Inc. (a)	42,729	160,661
Solta Medical, Inc. (a)	614,289	1,400,579
Spectranetics Corp. (a)	168,957	3,156,117
SurModics, Inc. (a)	123,190	2,465,032
Thoratec Corp. (a)	548,980	17,188,564
Vascular Solutions, Inc. (a)	5,139	75,595

		73,592,664
Health Care Providers & Services — 1.8%
Addus Homecare Corp. (a)	1,414	27,912
Air Methods Corp.	149,278	5,057,539
AMN Healthcare Services, Inc. (a)	171,711	2,458,902
Corvel Corp. (a)	1,269	37,144
Cross Country Healthcare, Inc. (a)	50,249	259,285
Five Star Quality Care, Inc. (a)	104,651	587,092
Hanger, Inc. (a)	966	30,555

BLACKROCK FUNDS	JUNE 30, 2013	47

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Health Net, Inc. (a)	22,747	$723,810
PDI, Inc. (a)	3,190	14,993
PharMerica Corp. (a)	88,462	1,226,083
The Providence Service Corp. (a)	28,856	839,421
Select Medical Holdings Corp.	37,532	307,762
Team Health Holdings, Inc. (a)	76,834	3,155,572
Vanguard Health Systems, Inc. (a)	2,518	52,223
VCA Antech, Inc. (a)	357,509	9,327,410

		24,105,703
Health Care Technology — 0.6%
Computer Programs & Systems, Inc.	596	29,287
HealthStream, Inc. (a)	14,836	375,648
MedAssets, Inc. (a)	399,183	7,081,506

		7,486,441
Hotels, Restaurants & Leisure — 2.4%
AFC Enterprises, Inc. (a)	120,552	4,332,639
Ameristar Casinos, Inc.	52,491	1,379,988
Bloomin’ Brands, Inc. (a)	103,369	2,571,821
Carrols Restaurant Group, Inc. (a)	19,209	124,090
CEC Entertainment, Inc.	50,723	2,081,672
Del Frisco’s Restaurant Group, Inc. (a)	42,143	902,282
Domino’s Pizza, Inc.	7,157	416,180
Einstein Noah Restaurant Group, Inc.	7,020	99,684
Frisch’s Restaurants, Inc.	220	4,105
Jack in the Box, Inc. (a)	164,100	6,447,489
Multimedia Games Holding Co., Inc. (a)	9,161	238,827
Red Lion Hotels Corp. (a)	48,638	297,178
Ruth’s Hospitality Group, Inc.	3,122	37,683
Six Flags Entertainment Corp.	348,096	12,239,055
Sonic Corp. (a)	12,723	185,247
Speedway Motorsports, Inc.	7,106	123,644
Vail Resorts, Inc.	2,426	149,248

		31,630,832
Household Durables — 1.3%
MDC Holdings, Inc.	36,952	1,201,310
NACCO Industries, Inc., Class A	2,829	162,045
Taylor Morrison Home Corp., Class A (a)	273,039	6,656,691
TRI Pointe Homes, Inc. (a)	258,474	4,285,499
ZAGG, Inc. (a)	874,876	4,680,587

		16,986,132
Household Products — 0.0%
Central Garden & Pet Co. (a)	14,374	102,055
Central Garden & Pet Co., Class A (a)	84,806	585,161

		687,216
Insurance — 0.2%
eHealth, Inc. (a)	60,080	1,365,018
First American Financial Corp.	8,079	178,061
Fortegra Financial Corp. (a)	39,559	271,770
Hallmark Financial Services, Inc. (a)	11,100	101,454
HCI Group, Inc.	17,038	523,407
Universal Insurance Holdings, Inc.	22,455	158,981

		2,598,691
Internet & Catalog Retail — 1.3%
1-800-FLOWERS.COM, Inc., Class A (a)	84,785	524,819

Common Stocks	Shares	Value
Internet & Catalog Retail (concluded)
Blue Nile, Inc. (a)(b)	182,247	$6,885,292
CafePress, Inc. (a)	6,726	42,172
Orbitz Worldwide, Inc. (a)	291,673	2,342,134
Overstock.com, Inc. (a)	121,880	3,437,016
PetMed Express, Inc.	124,664	1,570,766
Valuevision Media, Inc., Class A (a)	305,526	1,561,238

		16,363,437
Internet Software & Services — 2.8%
AOL, Inc. (a)	18,136	661,601
Bankrate, Inc. (a)(b)	194,327	2,790,536
ChannelAdvisor Corp. (a)	14,672	230,791
EarthLink, Inc.	52	323
Global Eagle Entertainment, Inc. (a)	23,653	237,949
IntraLinks Holdings, Inc. (a)	9,488	68,883
Limelight Networks, Inc. (a)	226,206	508,963
Marin Software, Inc. (a)	48,774	499,446
Market Leader, Inc. (a)	38,052	407,156
Monster Worldwide, Inc. (a)	106	520
NIC, Inc.	1,382,836	22,858,279
OpenTable, Inc. (a)	12,321	787,928
Perficient, Inc. (a)	78,460	1,046,656
Responsys, Inc. (a)(b)	116,101	1,661,405
Spark Networks, Inc. (a)	52,296	441,901
support.com, Inc. (a)	106,644	487,363
Synacor, Inc. (a)	27,886	86,447
Travelzoo, Inc. (a)(b)	28,883	787,351
United Online, Inc.	278,717	2,112,675
Vistaprint NV (a)(b)	5,740	283,384

		35,959,557
IT Services — 3.6%
ExlService Holdings, Inc. (a)(c)	1,168,883	34,552,181
Global Cash Access Holdings, Inc. (a)	778,936	4,876,139
ModusLink Global Solutions, Inc. (a)	75,303	239,464
WNS Holdings Ltd. — ADR (a)	405,153	6,762,004

		46,429,788
Life Sciences Tools & Services — 0.6%
Albany Molecular Research, Inc. (a)	113,844	1,351,328
Furiex Pharmaceuticals, Inc. (a)	3,133	106,741
Harvard Bioscience, Inc. (a)	214,254	1,013,421
Luminex Corp. (a)	5,506	113,479
PAREXEL International Corp. (a)(b)	103,627	4,760,624

		7,345,593
Machinery — 3.5%
ESCO Technologies, Inc.	108,910	3,526,506
Federal Signal Corp. (a)	39,382	344,593
Hyster-Yale Materials Handling, Inc.	3,925	246,451
John Bean Technologies Corp.	62,872	1,320,941
LB Foster Co., Class A	12,983	560,476
Lindsay Corp.	121,208	9,088,176
Luxfer Holdings PLC — ADR	903,399	14,318,874
Lydall, Inc. (a)	13,808	201,597
NN, Inc.	21,087	240,603
RBC Bearings, Inc. (a)(b)	61,191	3,178,872
Rexnord Corp. (a)	26,414	445,076

48	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Trimas Corp. (a)	313,484	$11,686,684
Wabash National Corp. (a)	90,704	923,367

		46,082,216
Marine — 0.2%
International Shipholding Corp.	8,162	190,419
Matson, Inc.	121,513	3,037,825

		3,228,244
Media — 3.1%
Arbitron, Inc.	41,408	1,923,402
Central European Media Enterprises Ltd., Class A (a)(b)	416,052	1,377,132
Cinemark Holdings, Inc.	1,896	52,936
Crown Media Holdings, Inc., Class A (a)	184,185	454,937
CTC Media, Inc.	1,045,253	11,623,213
Martha Stewart Living Omnimedia, Class A (a)	47,317	114,034
National CineMedia, Inc.	911,561	15,396,265
Regal Entertainment Group, Class A	1,931	34,565
Salem Communications Corp., Class A	41,080	307,689
Starz, Class A (a)	410,420	9,070,282

		40,354,455
Metals & Mining — 0.4%
Gold Resource Corp.	7,737	67,389
US Silica Holdings, Inc. (b)	224,091	4,656,611

		4,724,000
Multi-Utilities — 0.8%
Avista Corp.	287,830	7,777,167
Black Hills Corp.	57,034	2,780,407

		10,557,574
Oil, Gas & Consumable Fuels — 5.7%
Alon USA Energy, Inc.	357,948	5,175,928
Berry Petroleum Co., Class A	55,191	2,335,683
Bonanza Creek Energy, Inc. (a)(b)	512,324	18,167,009
Callon Petroleum Co. (a)	97,179	327,493
Crimson Exploration, Inc. (a)	136,456	384,806
CVR Energy, Inc.	85,491	4,052,273
Delek US Holdings, Inc.	399,649	11,501,898
Diamondback Energy, Inc. (a)	9,667	322,104
Evolution Petroleum Corp. (a)	9,681	105,620
Hallador Energy Co.	3,173	25,543
L&L Energy, Inc. (a)	226,856	812,144
Midstates Petroleum Co., Inc. (a)	377,144	2,040,349
Northern Oil and Gas, Inc. (a)	303,227	4,045,048
Oasis Petroleum, Inc. (a)	204,973	7,967,300
REX American Resources Corp. (a)	1,269	36,509
SandRidge Mississippian Trust II	216,812	2,707,982
Vaalco Energy, Inc. (a)	149,912	857,497
Warren Resources, Inc. (a)	835,707	2,131,053
Western Refining, Inc.	378,277	10,618,235

		73,614,474
Paper & Forest Products — 1.9%
Boise Cascade Co. (a)	208,680	5,302,559
KapStone Paper and Packaging Corp.	482,565	19,389,462
PH Glatfelter Co.	20	502

		24,692,523
Personal Products — 0.3%
Prestige Brands Holdings, Inc. (a)	151,190	4,405,677

Common Stocks	Shares	Value
Pharmaceuticals — 3.6%
Cumberland Pharmaceuticals, Inc. (a)	71,063	$363,132
Hi-Tech Pharmacal Co., Inc.	12,032	399,462
Lannett Co., Inc. (a)	102,705	1,223,217
The Medicines Co. (a)(b)	658,605	20,258,690
Pain Therapeutics, Inc. (a)	117,794	260,325
Questcor Pharmaceuticals, Inc.	13,297	604,482
Sagent Pharmaceuticals, Inc. (a)(b)	64,583	1,354,951
Santarus, Inc. (a)	776,850	16,352,693
Sciclone Pharmaceuticals, Inc. (a)	206,161	1,022,559
Transcept Pharmaceuticals, Inc. (a)	1,969	5,946
ViroPharma, Inc. (a)(b)	165,742	4,748,508

		46,593,965
Professional Services — 2.0%
The Dolan Co. (a)	47,888	78,057
Kforce, Inc.	205,925	3,006,505
On Assignment, Inc. (a)(b)	88,353	2,360,792
Resources Connection, Inc.	90,535	1,050,206
RPX Corp. (a)	229,307	3,852,358
WageWorks, Inc. (a)	471,204	16,232,978

		26,580,896
Real Estate Investment Trusts (REITs) — 3.1%
Apollo Residential Mortgage, Inc.	288,275	4,750,772
Arbor Realty Trust, Inc.	17,163	107,784
Ashford Hospitality Trust, Inc.	195,659	2,240,296
Aviv REIT, Inc.	90,850	2,297,597
Cedar Realty Trust, Inc.	611,069	3,165,337
Chatham Lodging Trust	6,171	106,018
Equity One, Inc. (b)	93,663	2,119,594
One Liberty Properties, Inc.	16,097	353,490
PS Business Parks, Inc.	9,589	692,038
Ryman Hospitality Properties	374,389	14,604,915
Sabra Health Care REIT, Inc.	23,922	624,603
Spirit Realty Capital, Inc.	300,436	5,323,726
Sunstone Hotel Investors, Inc. (a)	285,430	3,447,994

		39,834,164
Real Estate Management & Development — 0.3%
Altisource Residential Corp. (a)	153,642	2,564,285
AV Homes, Inc. (a)	7	124
Forestar Group, Inc. (a)	44,337	889,400

		3,453,809
Road & Rail — 1.6%
Marten Transport Ltd.	2,520	39,481
Roadrunner Transportation Systems, Inc. (a)	3,398	94,600
Ryder System, Inc.	344,566	20,946,167

		21,080,248
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc. (a)	236,825	4,123,123
Alpha & Omega Semiconductor Ltd. (a)	65,411	499,740
Ambarella, Inc. (a)	272,236	4,581,732
Amkor Technology, Inc. (a)(b)	578,435	2,435,211
ASML Holding NV	—	30
Cavium, Inc. (a)(b)	37,459	1,324,925
Entegris, Inc. (a)	90,377	848,640
First Solar, Inc. (a)	69,438	3,105,962
FormFactor, Inc. (a)	20,410	137,767
Inphi Corp. (a)	19,566	215,226
Integrated Silicon Solution, Inc. (a)	40,486	443,727

BLACKROCK FUNDS	JUNE 30, 2013	49

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Intermolecular, Inc. (a)	159,471	$1,159,354
Kulicke & Soffa Industries, Inc. (a)	44,164	488,454
M/A-Com Technology Solutions Holdings, Inc. (a)	23,017	336,048
Magnachip Semiconductor Corp. (a)	431,292	7,879,705
Micrel, Inc.	111,483	1,101,452
Microsemi Corp. (a)	765,803	17,422,018
Pericom Semiconductor Corp. (a)	44,136	314,248
Semtech Corp. (a)	4,187	146,671
Sigma Designs, Inc. (a)	52,562	265,438
Spansion, Inc., Class A (a)	82,316	1,030,596
STR Holdings, Inc. (a)	57,455	130,423
Ultra Clean Holdings, Inc. (a)	21,280	128,744

		48,119,234
Software — 7.4%
Aspen Technology, Inc. (a)	1,071,984	30,862,419
AVG Technologies NV (a)	449,861	8,749,796
Ebix, Inc.	41,165	381,188
FleetMatics Group PLC (a)	354,892	11,793,061
Netscout Systems, Inc. (a)(b)	133,361	3,112,646
Progress Software Corp. (a)	117,602	2,706,022
PROS Holdings, Inc. (a)	876,867	26,262,167
PTC, Inc. (a)	42,134	1,033,547
Rosetta Stone, Inc. (a)	37,818	557,437
Rovi Corp. (a)	209,667	4,788,794
Sapiens International Corp. NV (a)	2,528	14,511
Silver Spring Networks, Inc. (a)	20,108	501,494
Tableau Software, Inc., Class A (a)	14,306	792,839
Take-Two Interactive Software, Inc. (a)	200,950	3,008,221
Telenav, Inc. (a)	6,251	32,693
Verint Systems, Inc. (a)	48,184	1,709,086
Viggle, Inc. (Acquired 2/11/11 through 12/27/11, cost $590,861) (a)(d)	1,317,638	434,886

		96,740,807
Specialty Retail — 3.8%
Aaron’s, Inc. (a)	12,521	350,713
ANN, Inc. (a)	377,372	12,528,750
Big 5 Sporting Goods Corp.	131,413	2,884,515
The Buckle, Inc.	45,684	2,376,482
Cabela’s, Inc. (a)	2,152	139,364
Chico’s FAS, Inc.	461,623	7,875,288
The Children’s Place Retail Stores, Inc. (a)(b)	166,960	9,149,408
CST Brands, Inc. (a)	126,367	3,893,367
Express, Inc. (a)	79,146	1,659,692
Haverty Furniture Cos., Inc.	38,359	882,641
hhgregg, Inc. (a)	13,089	209,031
Kirkland’s, Inc. (a)	31,362	540,995
Pacific Sunwear of California, Inc. (a)	12,470	45,516
Penske Automotive Group, Inc.	7,292	222,698
rue21, Inc. (a)	26,905	1,119,517
Sears Hometown and Outlet Stores, Inc. (a)	81,346	3,556,447
Systemax, Inc.	53	499
The Wet Seal, Inc., Class A (a)	398,036	1,874,750

		49,309,673
Textiles, Apparel & Luxury Goods — 1.8%
Cherokee, Inc.	13,901	177,655

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (concluded)
Crocs, Inc. (a)	37,523	$619,129
Deckers Outdoor Corp. (a)	3,494	176,482
Delta Apparel, Inc. (a)(b)	17,580	247,878
G-III Apparel Group Ltd. (a)(b)	202,412	9,740,065
Movado Group, Inc.	267,699	9,056,257
Perry Ellis International, Inc.	66,441	1,349,417
Skechers U.S.A., Inc., Class A (a)(b)	84,749	2,034,823

		23,401,706
Thrifts & Mortgage Finance — 2.3%
EverBank Financial Corp.	672,946	11,143,986
First Pactrust Bancorp, Inc.	34,785	472,380
Flagstar Bancorp, Inc. (a)	19,114	266,831
Heritage Financial Group, Inc.	11,636	171,631
HomeStreet, Inc.	79,791	1,711,517
MGIC Investment Corp. (a)	121,263	736,066
Nationstar Mortgage Holdings, Inc. (a)(b)	30,868	1,155,698
Ocwen Financial Corp. (a)	311,269	12,830,508
Provident Financial Holdings, Inc.	69,477	1,103,295
WSFS Financial Corp.	2,356	123,431

		29,715,343
Trading Companies & Distributors — 0.4%
Aircastle Ltd.	161,551	2,583,200
Applied Industrial Technologies, Inc.	6,193	299,308
Edgen Group, Inc. (a)(b)	18,235	116,339
Houston Wire & Cable Co.	37,409	517,741
Kaman Corp.	1,676	57,923
MRC Global, Inc. (a)	53,574	1,479,714
Willis Lease Finance Corp. (a)	9,853	133,114

		5,187,339
Water Utilities — 0.3%
American States Water Co.	67,559	3,625,892
Wireless Telecommunication Services — 0.6%
Boingo Wireless, Inc. (a)	18,976	117,841
Telephone & Data Systems, Inc.	339,166	8,360,442

		8,478,283
Total Common Stocks — 101.4%		1,319,918,762

Warrants (e)
Pharmaceuticals — 0.0%
Alexza Pharmaceuticals, Inc. (Issued/Exercisable 5/06/11, 1 Share for 1 Warrant, Expires 5/06/16, Strike Price USD 17.70)	1,000,249	—
Total Long-Term Investments (Cost — $1,204,558,972) — 101.4%		1,319,918,762

50	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (f)(g)(h)	$83,154	$83,154,411
Total Short-Term Securities (Cost — $83,154,411) — 6.4%		83,154,411

Value
Total Investments (Cost — $1,287,713,383*) — 107.8%	$1,403,073,173
Liabilities in Excess of Other Assets — (7.8)%	(101,456,433)

Net Assets — 100.0%	$1,301,616,740

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,299,531,826

Gross unrealized appreciation	$148,832,249
Gross unrealized depreciation	(45,290,902)

Net unrealized appreciation	$103,541,347

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2012	Shares Purchased	Shares Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Realized Gain (Loss)
BioSpecifics Technologies Corp.	763,967	—	61,337	702,630	$10,961,028	$(638,527)
Caribou Coffee Co., Inc.[1]	1,864,201	2,900	1,867,101	—	—	$3,584,940
Cbeyond, Inc.	3,027,373	219,500	641,162	2,605,711	$20,428,774	$(4,615,608)
Epocrates, Inc.[1]	2,728,045	396,934	3,124,979	—	—	$10,624,049
ExlService Holdings, Inc.	1,618,510	175,335	624,962	1,168,883	$34,552,181	$4,469,335
Gentium SpA — ADR	3,168,551	815,445	1,621	3,982,375	$30,863,406	$(6,266)

[1]	No longer an affiliated company or held by the Fund as of report date.

(d)	Restricted security as to resale. As of report date the Fund held less than 0.1% of its net assets, with a current value of $434,886 and original cost of $590,861, in this security.

(e)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(f)	Represents the current yield as of report date.

(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,896,648	(10,896,648)	—	$18,050
BlackRock Liquidity Series, LLC Money Market Series	$282,712,568	$(199,558,157)	$83,154,411	$640,260

(h)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
63	E-Mini Russell 2000 Futures	Intercontinental Exchange	September 2013	USD	6,140,610	$(11,172)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK FUNDS	JUNE 30, 2013	51

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,319,483,876	—	$434,886	$1,319,918,762
Short-Term Securities	—	$83,154,411	—	83,154,411
Total	$1,319,483,876	$83,154,411	$434,886	$1,403,073,173

[1] See above Schedule of Investments for values in each industry excluding Level 3, Software, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(11,172)	—	—	$(11,172)

[2] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,308,000	—	—	$1,308,000
Liabilities:
Bank overdraft	—	$709,334	—	709,334
Collateral on securities loaned at value	—	83,154,411	—	83,154,411
Total	$1,308,000	$83,863,745	—	$85,171,745

There were no transfers between levels during the period ended June 30, 2013.

52	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments June 30, 2013 (Unaudited)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1.99%, 7/25/32 (a)	USD 11	$5,784
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.30%, 7/25/37 (a)	8	8,469
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.48%, 1/10/39 (a)(b)	130	1
Santander Drive Auto Receivables Trust:
Series 2011-S1A, Class B, 1.48%, 5/15/17 (b)	86	86,726
Series 2011-S1A, Class D, 3.10%, 5/15/17 (b)	39	38,897
Total Asset-Backed Securities — 0.0%		139,877

Common Stocks	Shares
Aerospace & Defense — 0.3%
Exelis, Inc.	8,243	113,671
General Dynamics Corp.	7,213	564,994
Northrop Grumman Corp.	3,294	272,743
Spirit AeroSystems Holdings, Inc., Class A (c)	17,627	378,628
Triumph Group, Inc.	3,323	263,015

		1,593,051
Air Freight & Logistics — 0.1%
Expeditors International of Washington, Inc.	7,623	289,750
Auto Components — 0.1%
Lear Corp.	12,865	777,818
Automobiles — 0.2%
Hyundai Motor Co.	4,230	829,632
Beverages — 1.0%
Anheuser-Busch InBev NV	24,276	2,185,634
Beam, Inc.	12,205	770,258
The Coca-Cola Co.	1,341	53,788
Coca-Cola Enterprises, Inc.	707	24,858
Dr. Pepper Snapple Group, Inc.	3,549	163,006
Monster Beverage Corp. (c)	2,257	137,158
PepsiCo, Inc.	11,746	960,705
Pernod-Ricard SA	10,313	1,144,675

		5,440,082

Common Stocks	Shares	Value
Biotechnology — 0.4%
Amgen, Inc.	11,691	$1,153,434
Biogen Idec, Inc. (c)	467	100,498
Celgene Corp. (c)	8,700	1,017,117

		2,271,049
Building Products — 0.0%
Ply Gem Holdings, Inc. (c)	403	8,084
Capital Markets — 0.3%
American Capital Ltd. (c)	5,206	65,960
Credit Suisse Group AG	46,343	1,226,899
Franklin Resources, Inc.	397	54,000
The Goldman Sachs Group, Inc.	1,522	230,202
SEI Investments Co.	2,676	76,079

		1,653,140
Chemicals — 0.4%
CF Industries Holdings, Inc.	741	127,082
Cytec Industries, Inc.	1,660	121,595
Eastman Chemical Co.	8,293	580,593
LyondellBasell Industries NV, Class A	8,828	584,943
Monsanto Co.	7,190	710,372

		2,124,585
Commercial Banks — 1.2%
BNP Paribas SA	15,046	823,690
BOK Financial Corp.	1,559	99,854
First Citizens BancShares, Inc., Class A	515	98,906
ICICI Bank Ltd. — ADR	16,639	636,442
Mitsubishi UFJ Financial Group, Inc.	262,000	1,618,078
Sberbank of Russia — ADR	96,601	1,108,979
Standard Chartered PLC	42,868	930,686
SunTrust Banks, Inc.	7,227	228,156
U.S. Bancorp	8,581	310,203
Wells Fargo & Co.	17,569	725,073

		6,580,067
Commercial Services & Supplies — 0.1%
The ADT Corp.	14,192	565,551

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR            American Depositary Receipts

AUD            Australian Dollar

BRL            Brazilian Real

CAD            Canadian Dollar

CDO            Collateralized Debt Obligation

CLP            Chilean Peso

COP            Colombian Peso

CZK            Czech Koruna

DKK            Danish Krone

ETF             Exchange Traded Fund

EUR            Euro

EURIBOR   Euro Interbank Offered Rate

GBP            British Pound

HUF            Hungarian Forint

IDR             Indonesian Rupiah

ILS             Israeli Shekel

INR             Indian Rupee

JPY             Japanese Yen

JSC             Joint Stock Company

KRW           South Korean Won

LIBOR         London Interbank Offered Rate

MXN            Mexican Peso

MYR            Malaysian Ringgit

NOK            Norwegian Krone

NZD            New Zealand Dollar

PHP            Philippine Peso

PLN            Polish Zloty

RON            Romanian Leu

RUB            Russian Ruble

S&P            Standard & Poor’s

SEK            Swedish Krona

SGD            Singapore Dollar

SPDR        Standard & Poor’s Depositary Receipts

STIBOR     Stockholm Interbank Offered Rate

TBA            To-Be-Announced

THB            Thai Baht

TRY            Turkish Lira

TWD           Taiwan Dollar

USD            US Dollar

ZAR            South African Rand

BLACKROCK FUNDS	JUNE 30, 2013	53

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Communications Equipment — 0.4%
Cisco Systems, Inc.	57,468	$1,397,047
QUALCOMM, Inc.	13,369	816,579

		2,213,626
Computers & Peripherals — 0.6%
Apple, Inc.	6,916	2,739,289
Dell, Inc.	7,748	103,436
Hewlett-Packard Co.	15,644	387,971
Seagate Technology PLC	348	15,601

		3,246,297
Construction & Engineering — 0.1%
Larsen & Toubro Ltd.	27,915	658,812
Consumer Finance — 0.1%
Capital One Financial Corp.	10,810	678,976
Containers & Packaging — 0.1%
Crown Holdings, Inc. (c)	10,762	442,641
Owens-Illinois, Inc. (c)	409	11,366

		454,007
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (c)	530	9,392
Service Corp. International	29,811	537,492

		546,884
Diversified Financial Services — 0.8%
Citigroup, Inc.	32,161	1,542,763
JPMorgan Chase & Co.	34,645	1,828,910
McGraw Hill Financial, Inc.	1,489	79,200
Moody’s Corp.	1,029	62,697
The NASDAQ OMX Group, Inc.	15,915	521,853
NYSE Euronext	1,289	53,365

		4,088,788
Diversified Telecommunication Services — 0.4%
AT&T Inc.	21,769	770,623
Verizon Communications, Inc.	30,104	1,515,435

		2,286,058
Electric Utilities — 0.3%
American Electric Power Co, Inc.	19,777	885,614
Xcel Energy, Inc.	25,005	708,642

		1,594,256
Electrical Equipment — 0.3%
Nidec Corp.	15,200	1,063,425
Sensata Technologies Holding NV (c)	11,554	403,235

		1,466,660
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.	5,945	84,597
Energy Equipment & Services — 0.3%
National Oilwell Varco, Inc.	10,399	716,491
Schlumberger Ltd.	12,915	925,489

		1,641,980
Food & Staples Retailing — 0.2%
CVS Caremark Corp.	12,321	704,515
The Kroger Co.	4,216	145,621
Safeway, Inc.	9,791	231,655

		1,081,791

Common Stocks	Shares	Value
Food Products — 0.8%
The J.M. Smucker Co.	212	$21,868
Kraft Foods Group, Inc.	4,028	225,044
Mead Johnson Nutrition Co.	6,108	483,937
Nestle SA, Registered Shares	37,347	2,450,725
Tyson Foods, Inc., Class A	5,703	146,453
Want Want China Holdings Ltd.	596,000	835,379

		4,163,406
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	20,174	703,669
Baxter International, Inc.	13,814	956,896
Thoratec Corp. (c)	8,010	250,793

		1,911,358
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp.	843	47,065
Cardinal Health, Inc.	11,485	542,092
Express Scripts Holding Co. (c)	5,187	319,986
HCA Holdings, Inc.	17,748	639,993
McKesson Corp.	119	13,626
WellPoint, Inc.	762	62,362

		1,625,124
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	5,966	590,634
Norwegian Cruise Line Holdings Ltd. (c)	203	6,153
Sands China Ltd.	177,600	829,937

		1,426,724
Household Durables — 0.1%
NVR, Inc. (c)	634	584,548
Household Products — 0.2%
Church & Dwight Co., Inc.	111	6,850
Energizer Holdings, Inc.	502	50,456
The Procter & Gamble Co.	12,403	954,907

		1,012,213
Independent Power Producers & Energy Traders — 0.2%
AES Corp.	66,365	795,716
Industrial Conglomerates — 0.1%
General Electric Co.	22,161	513,914
Insurance — 1.1%
ACE Ltd.	10,320	923,434
AIA Group Ltd.	297,000	1,251,261
Allied World Assurance Co. Holdings Ltd.	2,271	207,819
The Allstate Corp.	18,438	887,237
Berkshire Hathaway, Inc., Class B (c)	2,931	328,038
Fidelity National Financial, Inc., Class A	628	14,953
Prudential Financial, Inc.	6,948	507,412
The Travelers Cos., Inc.	1,994	159,360
Zurich Insurance Group AG	5,281	1,368,884

		5,648,398
Internet & Catalog Retail — 0.2%
Expedia, Inc.	397	23,880
Liberty Ventures, Series A (c)	2,661	226,212
priceline.com, Inc. (c)	815	674,111

		924,203

54	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Internet Software & Services — 0.7%
eBay, Inc. (c)	1,110	$57,409
Google, Inc., Class A (c)	1,445	1,272,135
IAC/InterActiveCorp.	765	36,383
MercadoLibre, Inc.	7,837	844,515
VeriSign, Inc. (c)	15,270	681,958
Yandex NV (c)	27,859	769,744

		3,662,144
IT Services — 0.4%
Amdocs Ltd.	6,840	253,696
Cognizant Technology Solutions Corp.,
Class A (c)	5,209	326,135
Computer Sciences Corp.	2,736	119,755
CoreLogic, Inc. (c)	23,130	535,922
Fidelity National Information Services, Inc.	7,229	309,690
International Business Machines Corp.	1,632	311,892
Total System Services, Inc.	7,539	184,555

		2,041,645
Life Sciences Tools & Services — 0.0%
Life Technologies Corp. (c)	914	67,645
Machinery — 0.6%
Atlas Copco AB, A Shares	55,010	1,325,842
Cummins, Inc.	7,288	790,456
Deere & Co.	2,150	174,687
Ingersoll-Rand PLC	4,238	235,294
R.J. Corman Railpower Group LLC (c)	17,600	—
Valmont Industries, Inc.	291	41,639
WABCO Holdings, Inc. (c)	6,059	452,547

		3,020,465
Media — 1.5%
AMC Networks, Inc., Class A (c)	11,213	733,442
British Sky Broadcasting Group PLC	172,672	2,080,183
Comcast Corp., Class A	32,924	1,378,857
DIRECTV (c)	2,462	151,708
ITV PLC	716,216	1,527,021
Lamar Advertising Co., Class A (c)	7,935	344,379
Liberty Global PLC, Class A (c)	14,465	1,071,567
Time Warner, Inc.	7,269	420,294
The Walt Disney Co.	3,859	243,696

		7,951,147
Multiline Retail — 0.2%
Dollar Tree, Inc. (c)	11,403	579,729
Target Corp.	4,339	298,784

		878,513
Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	2,567	220,582
Chevron Corp.	4,092	484,247
ConocoPhillips	12,455	753,528
EOG Resources, Inc.	2,197	289,301
Exxon Mobil Corp.	32,028	2,893,730
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(d)	3,200	61,888
Marathon Oil Corp.	10,986	379,896
Marathon Petroleum Corp.	9,916	704,631
Matador Resources Co. (Acquired 4/13/06, cost $8,451) (c)(d)	939	11,221

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Royal Dutch Shell PLC, B Shares	51,213	$1,696,131
Total SA	36,058	1,761,178

		9,256,333
Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (b)(c)	26,991	82,125
Ainsworth Lumber Co. Ltd. (c)	19,432	59,126

		141,251
Pharmaceuticals — 1.6%
AbbVie, Inc.	26,084	1,078,313
Allergan, Inc.	10,497	884,267
Johnson & Johnson	13,469	1,156,448
Merck & Co., Inc.	25,816	1,199,153
Pfizer, Inc.	8,346	233,771
Roche Holding AG	4,668	1,158,585
Sanofi-Aventis SA	20,823	2,158,029
Warner Chilcott PLC, Class A	30,926	614,809

		8,483,375
Professional Services — 0.1%
Equifax, Inc.	4,442	261,767
Nielsen Holdings NV	10,988	369,087

		630,854
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	2,351	172,023
Federal Realty Investment Trust	6,466	670,395
HCP, Inc.	14,353	652,200
Potlatch Corp.	4,876	197,185
Ventas, Inc.	1,558	108,219

		1,800,022
Real Estate Management & Development — 0.0%
Alexander & Baldwin, Inc. (c)	5,086	202,169
Road & Rail — 0.2%
Union Pacific Corp.	7,390	1,140,129
Semiconductors & Semiconductor Equipment — 0.9%
ASML Holding NV	11,216	885,395
Avago Technologies Ltd.	10,074	376,566
First Solar, Inc. (c)	3,733	166,977
KLA-Tencor Corp.	2,327	129,684
LSI Corp. (c)	6,020	42,983
Maxim Integrated Products, Inc.	5,167	143,539
MediaTek, Inc.	68,000	783,944
NXP Semiconductor NV (c)	12,196	377,832
Samsung Electronics Co. Ltd.	892	1,042,591
Veeco Instruments, Inc. (c)	22,078	782,003

		4,731,514
Software — 0.7%
Activision Blizzard, Inc.	17,707	252,502
BMC Software, Inc. (c)	703	31,733
Capcom Co. Ltd.	34,100	550,055
Check Point Software Technologies Ltd. (c)	4,549	225,994
Citrix Systems, Inc. (c)	944	56,952
Intuit, Inc.	11,513	702,638
Microsoft Corp.	40,126	1,385,551
Oracle Corp.	22,325	685,824

BLACKROCK FUNDS	JUNE 30, 2013	55

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Software (concluded)
Rovi Corp. (c)		3,287	$75,075

			3,966,324
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.		9,188	167,773
CST Brands, Inc. (c)		11,390	350,926
Foot Locker, Inc.		8,863	311,357
The Home Depot, Inc.		7,176	555,925
Inditex SA		7,664	945,313
Ross Stores, Inc.		12,638	819,069
TJX Cos., Inc.		401	20,074

			3,170,437
Textiles, Apparel & Luxury Goods — 0.5%
Cie Financiere Richemont SA, Class A		13,309	1,173,698
Coach, Inc.		4,195	239,493
NIKE, Inc., Class B		450	28,656
Ralph Lauren Corp.		129	22,412
The Swatch Group AG		2,218	1,211,558

			2,675,817
Thrifts & Mortgage Finance — 0.1%
LIC Housing Finance Ltd.		116,678	499,115
Tobacco — 0.9%
Imperial Tobacco Group PLC		72,444	2,511,983
Japan Tobacco, Inc.		39,500	1,394,253
Lorillard, Inc.		12,501	546,044
Philip Morris International, Inc.		1,345	116,504

			4,568,784
Trading Companies & Distributors — 0.1%
Air Lease Corp.		1,846	50,931
MRC Global, Inc. (c)		10,843	299,484

			350,415
Water Utilities — 0.1%
American Water Works Co., Inc.		18,783	774,423
Wireless Telecommunication Services — 0.6%
Crown Castle International Corp. (c)		1,378	99,753
Telephone & Data Systems, Inc.		22,888	564,189
Vodafone Group PLC		859,810	2,463,953

			3,127,895
Total Common Stocks — 23.4%			123,921,561

Corporate Bonds	Par (000)
Aerospace & Defense — 0.1%
EADS Finance BV, 2.70%, 4/17/23 (b)	USD	500	463,295
Thales SA, 2.25%, 3/19/21	EUR	200	255,515

			718,810
Automobiles — 0.1%
Ford Motor Co., 4.75%, 1/15/43	USD	250	219,898
Volkswagen International Finance NV, 2.00%, 1/14/20	EUR	400	517,134

			737,032

Corporate Bonds	Par (000)		Value
Capital Markets — 0.3%
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	USD	700	$772,109
Morgan Stanley, 3.75%, 2/25/23		650	621,584
UBS AG, 4.75%, 5/22/23 (a)		250	237,500

			1,631,193
Chemicals — 0.1%
Brenntag Finance BV, 5.50%, 7/19/18	EUR	400	582,058
Commercial Banks — 2.2%
Abbey National Treasury Services PLC, 4.25%, 4/12/21		500	754,096
Asian Development Bank, 2.35%, 6/21/27	JPY	20,000	228,911
Banco Bilbao Vizcaya Argentaria SA, 3.50%, 12/05/17	EUR	500	668,909
Banco de Sabadell SA, 3.38%, 1/23/18		200	259,349
Banco Popolare SC, 3.75%, 1/28/16		250	322,563
Bankinter SA, 3.88%, 10/30/15		300	401,622
Barclays Bank PLC:
4.13%, 3/15/16		400	560,029
6.63%, 3/30/22		300	437,646
BBVA Senior Finance SAU, 3.75%, 1/17/18		200	262,305
BNP Paribas SA, 2.88%, 11/27/17		300	409,580
Canadian Imperial Bank of Commerce, 2.60%, 7/02/15 (b)	USD	290	300,875
Carrefour Banque SA, 2.88%, 9/25/15	EUR	200	269,844
Danske Bank A/S, 3.88%, 5/18/16		500	694,101
European Investment Bank, 2.15%, 1/18/27	JPY	20,000	221,110
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (b)	USD	680	697,000
HSBC Holdings PLC, 6.10%, 1/14/42		150	174,500
Hypo Alpe-Adria-Bank International AG, 2.38%, 12/13/22	EUR	1,500	1,919,721
ING Bank NV:
3.38%, 1/11/18		250	354,839
2.63%, 12/05/22 (b)	USD	500	468,900
Intesa Sanpaolo SpA, 3.38%, 1/24/25	EUR	200	255,246
Lloyds TSB Bank PLC:
6.50%, 3/24/20		300	427,843
4.00%, 9/29/21		250	371,217
Société Générale SFH, 2.88%, 3/14/19		500	696,177
Swedbank AB, 3.00%, 12/05/22 (a)		250	328,632

			11,485,015
Commercial Services & Supplies — 0.2%
Cegedim SA, 6.75%, 4/01/20		200	252,193
Edenred SA, 3.63%, 10/06/17		600	833,308
La Financiere Atalian SA, 7.25%, 1/15/20		100	127,724

			1,213,225
Communications Equipment — 0.1%
Ei Towers SpA, 3.88%, 4/26/18		200	259,789
Computers & Peripherals — 0.1%
Apple, Inc., 2.40%, 5/03/23	USD	550	510,105
Diversified Financial Services — 1.0%
Bank of America Corp., 5.70%, 1/24/22		600	666,027
Banque PSA Finance SA, 0.63%, 4/08/16	EUR	1,200	1,557,254
Citigroup, Inc.:
5.00%, 9/15/14	USD	140	145,492
4.59%, 12/15/15		700	747,554

56	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
JPMorgan Chase Bank, NA, 6.00%, 10/01/17	USD	445	$506,895
The NASDAQ OMX Group, Inc., 3.88%, 6/07/21	EUR	400	531,070
Nationwide Building Society:
3.13%, 4/03/17		100	135,731
4.13%, 3/20/23 (a)		150	184,900
Old Mutual PLC, 7.13%, 10/19/16	GBP	200	340,791
RCI Banque SA, 2.88%, 1/22/18	EUR	350	453,046

			5,268,760
Diversified Telecommunication Services — 0.2%
Iliad SA, 4.88%, 6/01/16		300	418,807
Verizon Communications, Inc.:
3.50%, 11/01/21	USD	240	241,058
6.40%, 2/15/38		200	232,879

			892,744
Electric Utilities — 0.5%
Alabama Power Co., 3.95%, 6/01/21		220	232,579
Duke Energy Carolinas LLC, 4.25%, 12/15/41		185	172,363
EDP Finance BV, 5.75%, 9/21/17	EUR	300	413,922
Energa Finance AB, 3.25%, 3/19/20		300	395,956
ESB Finance Ltd., 6.25%, 9/11/17		200	301,030
Georgia Power Co., 3.00%, 4/15/16	USD	390	408,124
MidAmerican Energy Holdings Co., 6.50%, 9/15/37		150	178,121
PacifiCorp, 6.25%, 10/15/37		100	121,684
Perusahaan Listrik Negara PT, 5.25%, 10/24/42		200	166,000

			2,389,779
Energy Equipment & Services — 0.0%
ENCE Energia y Celulosa SA, 7.25%, 2/15/20	EUR	150	199,151
Food & Staples Retailing — 0.1%
Casino Guichard Perrachon SA, 3.16%, 8/06/19		200	265,517
Wal-Mart Stores, Inc., 4.00%, 4/11/43	USD	500	455,593

			721,110
Food Products — 0.1%
Barry Callebaut Services NV, 5.63%, 6/15/21	EUR	500	709,395
Gas Utilities — 0.1%
Gas Natural Finance BV, 3.88%, 1/17/23		100	126,625
KeySpan Gas East Corp., 5.82%, 4/01/41 (b)	USD	185	211,022

			337,647
Health Care Equipment & Supplies — 0.1%
Covidien International Finance SA, 3.20%, 6/15/22		500	493,161
Hotels, Restaurants & Leisure — 0.2%
William Hill PLC, 7.13%, 11/11/16	GBP	350	585,569
Wyndham Worldwide Corp.:
4.25%, 3/01/22	USD	330	321,388
3.90%, 3/01/23		200	190,547

			1,097,504
Household Products — 0.0%
Zobele Holding SpA, 7.88%, 2/01/18	EUR	100	130,490
Industrial Conglomerates — 0.1%
Smiths Group PLC, 4.13%, 5/05/17		500	702,503

Corporate Bonds	Par (000)		Value
Insurance — 0.4%
AIA Group Ltd., 3.13%, 3/13/23	USD	600	$542,387
Allianz Finance II BV, 5.75%, 7/08/41 (a)	EUR	100	143,781
Assicurazioni Generali SpA, 7.75%, 12/12/42 (a)		100	137,974
Aviva PLC, 6.13%, 11/14/36 (a)	GBP	100	146,498
AXA SA, 5.25%, 4/16/40 (a)	EUR	200	265,371
Great-West Lifeco, Inc., 2.50%, 4/18/23		350	438,190
Hannover Finance Luxembourg SA, 5.00%, 6/30/43 (a)		100	135,233
Talanx AG, 3.13%, 2/13/23		100	132,697

			1,942,131
IT Services — 0.1%
Computer Sciences Corp., 4.45%, 9/15/22	USD	300	296,233
Fidelity National Information Services, Inc., 3.50%, 4/15/23		100	90,317

			386,550
Leisure Equipment & Products — 0.0%
Mattel, Inc., 5.45%, 11/01/41		200	205,890
Life Sciences Tools & Services — 0.1%
Life Technologies Corp., 6.00%, 3/01/20		230	259,111
Media — 0.1%
Cyfrowy Polsat Finance AB, 7.13%, 5/20/18	EUR	300	410,994
Pearson Funding Five PLC, 3.25%, 5/08/23 (b)	USD	350	322,643
Time Warner Cable, Inc., 4.50%, 9/15/42		6	4,653

			738,290
Metals & Mining — 0.1%
Rio Tinto Finance USA PLC, 3.50%, 3/22/22		400	385,719
Multi-Utilities — 0.1%
Centrica PLC, 6.38%, 3/10/22	GBP	100	184,705
Dominion Resources, Inc., 1.95%, 8/15/16	USD	305	311,088

			495,793
Oil, Gas & Consumable Fuels — 0.3%
Enterprise Products Operating LLC:
6.13%, 10/15/39		125	139,010
Series L, 6.30%, 9/15/17		250	292,401
KazMunayGas National Co. JSC, 4.40%, 4/30/23		350	324,625
Repsol International Finance BV, 2.63%, 5/28/20	EUR	300	371,288
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 3/06/22	USD	300	277,950

			1,405,274
Paper & Forest Products — 0.1%
Mondi Finance PLC, 3.38%, 9/28/20	EUR	500	660,178
Pharmaceuticals — 0.0%
Zoetis, Inc., 3.25%, 2/01/23 (b)	USD	100	95,012
Professional Services — 0.1%
Experian Finance PLC, 4.75%, 11/23/18	GBP	400	668,894
Real Estate Investment Trusts (REITs) — 0.2%
Gecina SA, 2.88%, 5/30/23	EUR	300	371,343
Goodman Funding Pty Ltd., 6.38%, 4/15/21 (b)	USD	400	447,970
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		135	141,824

			961,137

BLACKROCK FUNDS	JUNE 30, 2013	57

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development — 0.1%
Atrium European Real Estate Ltd., 4.00%, 4/20/20	EUR	250	$324,062
WEA Finance LLC, 4.63%, 5/10/21 (b)	USD	150	158,242

			482,304
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		150	167,054
National Express Group PLC, 6.63%, 6/17/20	GBP	400	693,150
Russian Railways Via RZD Capital PLC, 3.37%, 5/20/21	EUR	150	181,185

			1,041,389
Semiconductors & Semiconductor Equipment — 0.1%
TSMC Global Ltd., 1.63%, 4/03/18 (b)	USD	500	480,673
Software — 0.1%
Microsoft Corp., 2.63%, 5/02/33	EUR	200	242,258
Specialty Retail — 0.1%
Dixons Retail PLC, 8.75%, 9/15/17	GBP	150	256,091
O’Reilly Automotive, Inc., 3.80%, 9/01/22	USD	500	493,124

			749,215
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SA, 1.63%, 6/29/17 (b)		800	787,840
Wireless Telecommunication Services — 0.4%
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)		500	573,737
Global Switch Holdings Ltd., 5.50%, 4/18/18	EUR	300	432,674
SK Telecom Co. Ltd., 2.13%, 5/01/18 (b)	USD	950	904,114
Softbank Corp., 4.50%, 4/15/20 (b)		200	192,750
Telefonica Emisiones SAU, 4.71%, 1/20/20	EUR	100	136,717

			2,239,992
Total Corporate Bonds — 8.4%			44,307,121

Foreign Agency Obligations
European Financial Stability Facility:
1.63%, 9/15/17	USD	2,000	2,657,538
1.50%, 1/22/20		1,250	1,603,891
Hydro-Quebec, 8.40%, 1/15/22		405	550,362
Kreditanstalt fuer Wiederaufbau:
1.38%, 7/15/13		350	350,126
0.50%, 7/25/16	EUR	2,200	2,857,600
Petrobras International Finance Co., 3.88%, 1/27/16	USD	345	354,945
Province of British Columbia, 4.80%, 6/15/21	CAD	350	374,111
Province of Manitoba:
4.30%, 3/01/16		200	203,566
1.75%, 5/30/19	USD	490	479,116
Province of Ontario:
4.30%, 3/08/17	CAD	600	617,543
6.20%, 6/02/31		400	495,978
Province of Quebec:
4.50%, 12/01/19		600	629,951
5.00%, 12/01/41		150	166,167
Total Foreign Agency Obligations — 2.2%			11,340,894

Foreign Government Obligations	Par (000)		Value
Australia — 0.4%
Commonwealth of Australia:
4.75%, 6/15/16	AUD	1,100	$1,062,637
4.75%, 4/21/27		150	146,466
New South Wales Treasury Corp., 6.00%, 2/01/18		400	403,722
Queensland Treasury Corp., 6.25%, 2/21/20		400	409,207
Treasury Corp. of Victoria, 6.00%, 6/15/20		250	255,822

			2,277,854
Austria — 0.5%
Republic of Austria, 1.95%, 6/18/19	EUR	2,100	2,825,020
Belgium — 0.2%
European Union, 2.50%, 11/04/27		1,000	1,289,287
Canada — 0.3%
Canada Housing Trust No. 1:
2.75%, 9/15/14 (b)	CAD	400	387,213
2.75%, 6/15/16 (b)		400	392,869
3.35%, 12/15/20 (b)		250	250,143
Government of Canada:
8.00%, 6/01/27		300	461,539
4.00%, 6/01/41		300	344,542

			1,836,306
Czech Republic — 0.0%
Czech Republic, 3.85%, 9/29/21	CZK	4,300	239,465
Denmark — 0.3%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	3,500	719,192
Kommunekredit, 1.13%, 3/15/18	USD	1,100	1,067,110

			1,786,302
Finland — 0.9%
Republic of Finland:
1.63%, 9/15/22	EUR	800	1,016,947
1.50%, 4/15/23		3,000	3,726,348

			4,743,295
France — 0.2%
Republic of France, 3.25%, 5/25/45		927	1,175,207
Germany — 1.1%
Federal Republic of Germany:
2.25%, 9/04/21		3,000	4,167,261
1.75%, 7/04/22		150	198,331
3.25%, 7/04/42		270	409,256
2.50%, 7/04/44		600	784,261

			5,559,109
Ireland — 0.3%
Republic of Ireland:
5.50%, 10/18/17		250	359,741
3.90%, 3/20/23		800	1,024,278

			1,384,019
Israel — 0.1%
State of Israel, 4.25%, 8/31/16	ILS	1,000	295,116
Italy — 1.2%
Buoni Poliennali Del Tesoro:
3.75%, 8/01/15	EUR	1,000	1,340,041
3.00%, 11/01/15		1,600	2,114,951
4.50%, 5/01/23		2,300	2,993,778

			6,448,770

58	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value
Japan — 5.0%
Development Bank of Japan (20 Year), 1.05%, 6/20/23	JPY	50,000	$511,178
Government of Japan (5 Year):
Series 83, 0.90%, 6/20/14		80,000	812,841
Series 89, 0.40%, 6/20/15		430,000	4,358,413
Series 105, 0.20%, 6/20/17		195,000	1,963,920
Government of Japan (10 Year):
Series 300, 1.50%, 3/20/19		720,000	7,711,746
Series 323, 0.90%, 6/20/22		290,000	2,949,652
Government of Japan (20 Year):
Series 94, 2.10%, 3/20/27		250,000	2,809,034
Series 137, 1.70%, 6/20/32		205,000	2,079,196
Government of Japan (30 Year):
Series 26, 2.40%, 3/20/37		100,000	1,134,280
Series 36, 2.00%, 3/20/42		90,000	943,000
Government of Japan (40 Year),
Series 5, 2.00%, 3/20/52		24,000	249,031
Japan Finance Organization for Municipalities, 2.00%, 5/09/16		100,000	1,062,422

			26,584,713
Malaysia — 0.1%
Federation of Malaysia, 3.58%, 9/28/18	MYR	1,200	380,253
Mexico — 0.2%
United Mexican States:
6.50%, 6/09/22	MXN	7,500	608,390
8.30%, 8/15/31	USD	194	264,810

			873,200
Netherlands — 0.4%
Kingdom of the Netherlands:
1.25%, 1/15/19	EUR	1,410	1,833,261
1.75%, 7/15/23		30	37,698

			1,870,959
New Zealand — 0.0%
New Zealand, 5.00%, 3/15/19	NZD	300	248,528
Norway — 0.0%
Kingdom of Norway, 2.00%, 5/24/23	NOK	800	125,522
Peru — 0.1%
Republic of Peru, 6.55%, 3/14/37	USD	215	253,700
Poland — 0.2%
Republic of Poland:
1.63%, 1/15/19	EUR	400	514,539
5.13%, 4/21/21	USD	200	217,500
5.00%, 3/23/22		250	268,750

			1,000,789
Russia — 0.0%
Russian Federation, 7.50%, 3/31/30 (e)		179	209,420
Singapore — 0.1%
Republic of Singapore, 2.25%, 6/01/21	SGD	350	277,142
Slovenia — 0.2%
Republic of Slovenia, 5.85%, 5/10/23	USD	1,000	930,000
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20		100	105,375
7.00%, 2/28/31	ZAR	3,000	263,628

			369,003

Foreign Government Obligations		Par (000)	Value
Spain — 0.2%
Kingdom of Spain:
5.85%, 1/31/22	EUR	50	$70,764
4.80%, 1/31/24		900	1,167,406

			1,238,170
Sweden — 0.2%
Kingdom of Sweden, 3.75%, 8/12/17	SEK	6,000	976,266
Thailand — 0.1%
Kingdom of Thailand, 3.45%, 3/08/19	THB	13,500	434,673
United Kingdom — 1.4%
United Kingdom Gilt:
2.75%, 1/22/15	GBP	900	1,418,758
1.75%, 1/22/17		600	939,177
3.75%, 9/07/19		550	939,295
5.00%, 3/07/25		400	749,954
4.25%, 6/07/32		800	1,391,799
4.50%, 12/07/42		1,000	1,800,907
4.25%, 12/07/55		100	174,979

			7,414,869
Total Foreign Government Obligations — 13.8%			73,046,957

Investment Companies		Shares
Financial Select Sector SPDR Fund		2,854,598	55,636,115
Health Care Select Sector SPDR Fund		453,798	21,605,323
iShares Barclays 1-3 Year Credit Bond Fund (f)		196,815	20,671,479
iShares MSCI Mexico Capped Investable Market Index Fund (f)		161,084	10,502,677
PowerShares QQQ Trust Series 1		174,361	12,416,247
Technology Select Sector SPDR Fund		1,011,752	30,949,493
Vanguard FTSE Emerging Markets ETF		509,851	19,772,022
Total Investment Companies — 32.5%			171,553,356

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.2%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)	USD	30	31,366
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.22%, 8/15/48		330	357,634
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AJ, 5.86%, 7/10/38 (a)		170	164,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.63%, 12/12/44 (a)		180	194,892
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.46%, 2/15/40		165	179,424
Total Non-Agency Mortgage-Backed Securities — 0.2%			927,776

BLACKROCK FUNDS	JUNE 30, 2013	59

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 1.6%
Fannie Mae:
0.38%, 3/16/15	USD 2,000		$2,000,220
6.63%, 11/15/30	200		271,405
Federal Home Loan Bank, 5.63%, 6/13/16	890		1,010,251
Freddie Mac:
1.00%, 7/30/14	1,000		1,008,352
5.25%, 4/18/16	760		855,516
Municipality Finance PLC, 1.13%, 4/17/18 (b)	3,400		3,309,764
Small Business Administration Participation Certificates, Series 1997-20F, Class 1, 7.20%, 6/01/17	75		81,578
Tennessee Valley Authority, 5.25%, 9/15/39	145		163,143

			8,700,229
Mortgage-Backed Securities — 3.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/28 (g)	800		804,625
3.00%, 7/01/43 (g)	1,600		1,563,250
3.50%, 7/01/28-7/01/43 (g)	3,200		3,270,945
4.00%, 7/01/28 (g)	450		474,311
4.50%, 7/01/43 (g)	450		476,156
5.00%, 7/01/43 (g)	350		376,660
5.50%, 7/01/43 (g)	300		325,828
6.00%, 7/01/43 (g)	900		978,750
6.50%, 7/01/43 (g)	250		277,334
7.50%, 10/01/25	—	(h)	1
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/28-7/01/43 (g)	1,450		1,452,818
4.00%, 7/01/43 (g)	1,150		1,195,865
4.50%, 7/01/28-7/01/43 (g)	1,200		1,260,750
5.00%, 7/01/43 (g)	950		1,013,977
5.50%, 7/01/43 (g)	300		322,734
Ginnie Mae Mortgage-Backed Securities:
4.00%, 7/15/43 (g)	1,400		1,467,375
4.50%, 7/15/43 (g)	1,600		1,697,688
5.00%, 7/15/43 (g)	1,000		1,078,437
5.50%, 7/15/43 (g)	850		925,371

			18,962,875
Total U.S. Government Sponsored Agency Securities — 5.2%			27,663,104

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
5.25%, 11/15/28	USD 500	$635,781
5.38%, 2/15/31	700	911,859
5.00%, 5/15/37	570	727,551
4.38%, 5/15/41	350	410,484
3.00%, 5/15/42	1,068	973,548
U.S. Treasury Notes:
0.25%, 4/30/14	570	570,378
1.00%, 6/30/19	580	557,525
Total U.S. Treasury Obligations — 0.9%		4,787,126
Total Long-Term Investments (Cost — $441,263,623) — 86.6%		457,687,772

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (f)(i)	73,119,062	73,119,062
Total Short-Term Securities (Cost — $73,119,062) — 13.8%		73,119,062

Options Purchased
(Cost — $1,229,861) — 0.2%		1,007,788
Total Investments (Cost — $515,612,546*) — 100.6%		531,814,622
Liabilities in Excess of Other Assets — (0.6)%		(2,965,404)

Net Assets — 100.0%		$528,849,218

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$516,526,433

Gross unrealized appreciation	$29,140,912
Gross unrealized depreciation	(13,852,723)

Net unrealized appreciation	$15,288,189

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Restricted security as to resale. As of report date, the Fund held 0.01% of its net assets, with a current value of $73,109 and an original cost of $56,451, in these securities.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

60	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2012	Shares Purchased	Shares/Beneficial Interest Sold	Shares Held at June 30, 2013	Value at June 30, 2013	Income	Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	97,232,371	—	(24,113,309)[1]	73,119,062	$73,119,062	$38,936	$446
BlackRock Liquidity Series, LLC Money Market Series	$2,629,449	—	$(2,629,449)[1]	—	—	$10,400	—
iShares Barclays 1-3 Year Credit Bond Fund	—	355,770	(158,955)	196,815	$20,671,479	$156,213	$(11,229)
iShares iBoxx $ High Yield Corporate Bond Fund	245,498	—	(245,498)	—	—	$970,080	$591,714
iShares MSCI EAFE Minimum Volatility Index Fund	—	204,600	(204,600)	—	—	$102,380	$1,241,026
iShares MSCI Emerging Markets Minimum Volatility Index Fund	—	193,100	(193,100)	—	—	$74,241	$615,434
iShares MSCI Mexico Capped Investable Market Index Fund	—	313,278	(152,194)	161,084	$10,502,677	$73,744	$(278,917)
iShares MSCI USA Minimum Volatility Index Fund	—	374,900	(374,900)	—	—	$124,740	$1,493,166

[1] Represents net shares/beneficial interest sold.

(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of June 30, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
Barclays Capital, Inc.	$3,394,096	$(17,391)
Deutsche Bank Securities, Inc.	$2,669,842	$(9,545)
Goldman Sachs & Co.	$1,783,375	$(9,156)
J.P. Morgan Securities LLC	$3,310,988	$(30,832)
Morgan Stanley & Co. LLC	$4,020,340	$(53,668)
Wells Fargo Securities LLC	$3,784,234	$(16,531)

(h)	Par is less than $500.

(i)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts as of June 30, 2013 were as follows:

Contracts Purchased/(Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
22	Australian Government Bonds (10 Year)	Sydney	September 2013	USD	18,266,754	$(71,705)
108	DAX Index Futures	Eurex	September 2013	USD	27,997,748	(809,501)
7	Euro-Bund 8.5 to 10.5-Year Bond Futures Call Options, Strike Price EUR 140.50	Eurex	August 2013	USD	17,585	568
7	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 140.50	Eurex	August 2013	USD	9,977	(1,664)
6	Euro-Bund 8.5 to 10.5-Year Bond Futures Call Options, Strike Price EUR 140.50	Eurex	August 2013	USD	15,542	4,928
6	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 140.50	Eurex	August 2013	USD	5,194	(4,093)
39	Euro-Schatz	Eurex	September 2013	USD	5,602,068	(8,328)
88	FTSE 100 Index	NYSE Liffe	September 2013	USD	8,246,822	(193,071)
52	Gilt British	NYSE Liffe	September 2013	USD	8,850,156	(134,757)
377	Nikkei 225 Index	Osaka Securities	September 2013	USD	52,000,000	1,531,334
67	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	September 2013	USD	14,740,000	(12,563)

BLACKROCK FUNDS	JUNE 30, 2013	61

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Financial futures contracts as of June 30, 2013 were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
27	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	September 2013	USD	3,268,266	$3,179
450	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	September 2013	USD	56,953,125	(875,532)
3	U.S. Ultra Treasury Bond	Chicago Board of Trade	September 2013	USD	441,938	(14,499)
(5)	Canada Bond (10 Year)	Montreal Mercantile	September 2013	USD	(624,750)	17,031
(220)	E-Mini MSCI Emerging Markets Index	NYSE Liffe	September 2013	USD	(10,270,700)	36,965
(138)	E-Mini S&P 500® Index	Chicago Mercantile	September 2013	USD	(11,034,825)	218,718
(44)	Euro-Bobl	Eurex	September 2013	USD	(7,170,489)	342
(64)	Euro-Bund	Eurex	September 2013	USD	(11,789,342)	106,679
(1)	Japan Bond (10 Year)	Tokyo	September 2013	USD	(1,438,798)	1,258
(76)	Japanese Yen Currency	Chicago Mercantile	September 2013	USD	(9,582,650)	(81,463)
Total						$(286,174)

•	Foreign currency exchange contracts as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	20,000	USD	9,242	Bank of America N.A.	7/02/13	$(287)
BRL	110,000	USD	49,648	BNP Paribas S.A.	7/02/13	(350)
BRL	861,000	USD	413,803	Citibank N.A.	7/02/13	(28,300)
BRL	310,000	USD	148,988	Citibank N.A.	7/02/13	(10,189)
BRL	590,000	USD	266,294	Citibank N.A.	7/02/13	(1,880)
BRL	191,000	USD	86,207	Credit Suisse International	7/02/13	(609)
BRL	50,000	USD	22,567	Credit Suisse International	7/02/13	(159)
BRL	50,000	USD	22,567	Credit Suisse International	7/02/13	(159)
BRL	40,000	USD	18,054	Goldman Sachs International	7/02/13	(127)
BRL	30,000	USD	13,540	Goldman Sachs International	7/02/13	(96)
BRL	80,000	USD	36,108	HSBC Bank PLC	7/02/13	(255)
BRL	50,000	USD	22,567	HSBC Bank PLC	7/02/13	(159)
USD	9,027	BRL	20,000	Bank of America N.A.	7/02/13	64
USD	50,586	BRL	110,000	BNP Paribas S.A.	7/02/13	1,335
USD	139,917	BRL	310,000	Citibank N.A.	7/02/13	988
USD	388,608	BRL	861,000	Citibank N.A.	7/02/13	2,743
USD	273,591	BRL	590,000	Citibank N.A.	7/02/13	9,425
USD	85,959	BRL	191,000	Credit Suisse International	7/02/13	440
USD	22,948	BRL	50,000	Credit Suisse International	7/02/13	561
USD	23,250	BRL	50,000	Credit Suisse International	7/02/13	863
USD	14,228	BRL	30,000	Goldman Sachs International	7/02/13	796
USD	18,718	BRL	40,000	Goldman Sachs International	7/02/13	808
USD	23,229	BRL	50,000	HSBC Bank PLC	7/02/13	842
USD	37,166	BRL	80,000	HSBC Bank PLC	7/02/13	1,347
AUD	140,000	USD	133,944	HSBC Bank PLC	7/03/13	(5,955)
AUD	2,450,000	USD	2,282,028	UBS AG	7/03/13	(42,223)
CAD	4,610,000	USD	4,406,524	Royal Bank of Scotland PLC	7/03/13	(23,683)
CZK	4,700,000	USD	235,374	State Street Bank and Trust Co.	7/03/13	(202)
DKK	4,400,000	USD	768,728	Royal Bank of Scotland PLC	7/03/13	(813)
EUR	47,980,000	USD	62,542,362	BNP Paribas S.A.	7/03/13	(88,286)

62	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	200,000	USD	259,239	HSBC Bank PLC	7/03/13	$1,095
GBP	110,000	USD	166,739	HSBC Bank PLC	7/03/13	561
GBP	7,595,000	USD	11,602,730	UBS AG	7/03/13	(51,454)
ILS	1,200,000	USD	330,825	Deutsche Bank AG	7/03/13	(970)
JPY	2,714,000,000	USD	27,632,241	HSBC Bank PLC	7/03/13	(267,329)
JPY	44,000,000	USD	435,798	HSBC Bank PLC	7/03/13	7,849
MXN	8,500,000	USD	651,834	Bank of America N.A.	7/03/13	3,858
NOK	850,000	USD	140,692	Credit Suisse International	7/03/13	(784)
NZD	350,000	USD	274,062	Westpac Banking Corp.	7/03/13	(2,930)
SEK	7,500,000	USD	1,117,091	Credit Suisse International	7/03/13	1,158
SGD	400,000	USD	316,401	HSBC Bank PLC	7/03/13	(816)
THB	13,500,000	USD	434,028	HSBC Bank PLC	7/03/13	1,119
USD	2,251,570	AUD	2,350,000	Deutsche Bank AG	7/03/13	103,186
USD	48,027	AUD	50,000	JPMorgan Chase Bank N.A.	7/03/13	2,316
USD	182,501	AUD	190,000	JPMorgan Chase Bank N.A.	7/03/13	8,802
USD	4,440,912	CAD	4,610,000	HSBC Bank PLC	7/03/13	58,071
USD	235,572	CZK	4,700,000	Bank of America N.A.	7/03/13	400
USD	764,239	DKK	4,400,000	UBS AG	7/03/13	(3,676)
USD	20,698,636	EUR	15,900,000	Deutsche Bank AG	7/03/13	2,100
USD	20,732,646	EUR	15,900,000	JPMorgan Chase Bank N.A.	7/03/13	36,110
USD	21,364,762	EUR	16,380,000	UBS AG	7/03/13	43,424
USD	3,768,980	GBP	2,485,000	Deutsche Bank AG	7/03/13	(10,470)
USD	263,135	GBP	170,000	HSBC Bank PLC	7/03/13	4,581
USD	3,779,561	GBP	2,490,000	JPMorgan Chase Bank N.A.	7/03/13	(7,493)
USD	3,886,246	GBP	2,560,000	UBS AG	7/03/13	(7,271)
USD	324,695	ILS	1,200,000	UBS AG	7/03/13	(5,160)
USD	27,188,298	JPY	2,758,000,000	HSBC Bank PLC	7/03/13	(620,260)
USD	664,317	MXN	8,500,000	HSBC Bank PLC	7/03/13	8,625
USD	144,304	NOK	850,000	UBS AG	7/03/13	4,396
USD	280,560	NZD	350,000	Goldman Sachs International	7/03/13	9,428
USD	1,132,040	SEK	7,500,000	UBS AG	7/03/13	13,790
USD	315,820	SGD	400,000	Deutsche Bank AG	7/03/13	235
USD	445,809	THB	13,500,000	Deutsche Bank AG	7/03/13	10,662
USD	298,912	ZAR	3,000,000	Goldman Sachs International	7/03/13	(4,348)
ZAR	3,000,000	USD	301,067	UBS AG	7/03/13	2,193
BRL	191,000	USD	85,440	Credit Suisse International	8/02/13	(517)
AUD	180,000	USD	164,340	JPMorgan Chase Bank N.A.	8/06/13	(209)
EUR	600,000	USD	780,022	JPMorgan Chase Bank N.A.	8/06/13	1,097
GBP	180,000	USD	272,940	Deutsche Bank AG	8/06/13	757
USD	2,276,332	AUD	2,450,000	UBS AG	8/06/13	42,332
USD	4,402,897	CAD	4,610,000	Royal Bank of Scotland PLC	8/06/13	23,737
USD	235,406	CZK	4,700,000	State Street Bank and Trust Co.	8/06/13	194
USD	768,996	DKK	4,400,000	Royal Bank of Scotland PLC	8/06/13	799
USD	62,550,950	EUR	47,980,000	BNP Paribas S.A.	8/06/13	87,484
USD	11,599,995	GBP	7,595,000	UBS AG	8/06/13	51,483

BLACKROCK FUNDS	JUNE 30, 2013	63

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	330,551	ILS	1,200,000	Deutsche Bank AG	8/06/13	$953
USD	151,025	JPY	15,000,000	Deutsche Bank AG	8/06/13	(239)
USD	27,636,743	JPY	2,714,000,000	HSBC Bank PLC	8/06/13	267,988
USD	649,887	MXN	8,500,000	Bank of America N.A.	8/06/13	(3,747)
USD	140,514	NOK	850,000	Credit Suisse International	8/06/13	777
USD	273,391	NZD	350,000	Westpac Banking Corp.	8/06/13	2,939
USD	1,116,212	SEK	7,500,000	Credit Suisse International	8/06/13	(1,131)
USD	316,417	SGD	400,000	HSBC Bank PLC	8/06/13	812
USD	432,605	THB	13,500,000	HSBC Bank PLC	8/06/13	(1,714)
USD	299,589	ZAR	3,000,000	UBS AG	8/06/13	(2,126)
CLP	23,150,000	USD	46,561	Credit Suisse International	9/04/13	(1,503)
CLP	64,600,000	USD	127,140	Credit Suisse International	9/04/13	(1,407)
COP	537,075,000	USD	280,164	Credit Suisse International	9/04/13	(2,611)
CZK	140,000	USD	7,057	Bank of America N.A.	9/04/13	(50)
CZK	250,000	USD	12,960	Barclays Bank PLC	9/04/13	(447)
CZK	230,000	USD	11,933	Barclays Bank PLC	9/04/13	(420)
CZK	520,000	USD	26,317	Barclays Bank PLC	9/04/13	(289)
CZK	2,650,000	USD	136,387	BNP Paribas S.A.	9/04/13	(3,745)
CZK	3,825,000	USD	197,001	Deutsche Bank AG	9/04/13	(5,547)
CZK	3,335,000	USD	171,880	Deutsche Bank AG	9/04/13	(4,951)
CZK	470,000	USD	23,812	Deutsche Bank AG	9/04/13	(287)
CZK	40,000	USD	2,027	Deutsche Bank AG	9/04/13	(24)
CZK	2,285,000	USD	115,170	HSBC Bank PLC	9/04/13	(798)
CZK	250,000	USD	12,670	HSBC Bank PLC	9/04/13	(156)
CZK	195,000	USD	9,829	HSBC Bank PLC	9/04/13	(68)
CZK	590,000	USD	29,959	Royal Bank of Scotland PLC	9/04/13	(427)
CZK	200,000	USD	10,155	Royal Bank of Scotland PLC	9/04/13	(145)
CZK	2,900,000	USD	146,508	State Street Bank and Trust Co.	9/04/13	(1,353)
CZK	250,000	USD	12,630	State Street Bank and Trust Co.	9/04/13	(117)
EUR	89,000	USD	116,510	Bank of America N.A.	9/04/13	(627)
EUR	142,000	USD	185,707	Citibank N.A.	9/04/13	(816)
EUR	116,000	USD	152,303	HSBC Bank PLC	9/04/13	(1,265)
EUR	88,000	USD	115,557	UBS AG	9/04/13	(977)
HUF	4,900,000	USD	22,279	Barclays Bank PLC	9/04/13	(805)
HUF	2,900,000	USD	13,188	Citibank N.A.	9/04/13	(479)
HUF	49,800,000	USD	219,229	Deutsche Bank AG	9/04/13	(981)
HUF	6,130,000	USD	27,720	Deutsche Bank AG	9/04/13	(855)
HUF	6,900,000	USD	30,619	Deutsche Bank AG	9/04/13	(380)
HUF	24,470,000	USD	108,959	HSBC Bank PLC	9/04/13	(1,720)
HUF	1,800,000	USD	8,175	HSBC Bank PLC	9/04/13	(287)
HUF	300,000	USD	1,348	JPMorgan Chase Bank N.A.	9/04/13	(34)
HUF	13,800,000	USD	59,945	UBS AG	9/04/13	534
IDR	2,916,700,000	USD	291,495	Citibank N.A.	9/04/13	(151)
ILS	230,000	USD	62,151	Citibank N.A.	9/04/13	980
ILS	980,000	USD	269,515	Deutsche Bank AG	9/04/13	(521)

64	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	17,470,000	USD	305,687	BNP Paribas S.A.	9/04/13	$(15,253)
INR	395,000	USD	6,912	BNP Paribas S.A.	9/04/13	(345)
INR	5,300,000	USD	92,383	Citibank N.A.	9/04/13	(4,272)
INR	2,305,000	USD	38,837	Deutsche Bank AG	9/04/13	(518)
INR	1,100,000	USD	18,685	Deutsche Bank AG	9/04/13	(398)
INR	3,200,000	USD	53,068	Deutsche Bank AG	9/04/13	131
INR	5,300,000	USD	92,415	UBS AG	9/04/13	(4,304)
KRW	208,100,000	USD	186,169	BNP Paribas S.A.	9/04/13	(4,550)
KRW	297,800,000	USD	261,745	Citibank N.A.	9/04/13	(1,840)
KRW	151,450,000	USD	133,225	Deutsche Bank AG	9/04/13	(1,047)
KRW	84,200,000	USD	74,678	Goldman Sachs International	9/04/13	(1,193)
KRW	22,200,000	USD	19,546	Goldman Sachs International	9/04/13	(171)
KRW	84,200,000	USD	74,858	HSBC Bank PLC	9/04/13	(1,372)
KRW	78,600,000	USD	69,269	HSBC Bank PLC	9/04/13	(671)
KRW	147,690,000	USD	127,649	HSBC Bank PLC	9/04/13	1,247
KRW	323,400,000	USD	278,553	JPMorgan Chase Bank N.A.	9/04/13	3,694
KRW	10,100,000	USD	8,922	UBS AG	9/04/13	(108)
MXN	260,000	USD	20,190	Bank of America N.A.	9/04/13	(249)
MXN	818,000	USD	62,935	Bank of America N.A.	9/04/13	(199)
MXN	482,000	USD	37,084	Bank of America N.A.	9/04/13	(117)
MXN	130,000	USD	10,049	Bank of America N.A.	9/04/13	(78)
MXN	170,000	USD	13,095	Bank of America N.A.	9/04/13	(57)
MXN	120,000	USD	9,243	Bank of America N.A.	9/04/13	(40)
MXN	660,000	USD	51,498	Citibank N.A.	9/04/13	(880)
MXN	792,000	USD	61,156	Citibank N.A.	9/04/13	(415)
MXN	467,000	USD	36,061	Citibank N.A.	9/04/13	(245)
MXN	100,000	USD	7,803	Citibank N.A.	9/04/13	(133)
MXN	3,450,000	USD	267,421	JPMorgan Chase Bank N.A.	9/04/13	(2,827)
MXN	1,300,000	USD	99,133	Morgan Stanley & Co. LLC	9/04/13	569
MXN	790,000	USD	61,167	State Street Bank and Trust Co.	9/04/13	(578)
MXN	465,000	USD	36,003	State Street Bank and Trust Co.	9/04/13	(341)
MYR	2,130,000	USD	689,767	Royal Bank of Scotland PLC	9/04/13	(18,678)
PHP	5,900,000	USD	140,109	BNP Paribas S.A.	9/04/13	(3,662)
PHP	5,900,000	USD	140,644	JPMorgan Chase Bank N.A.	9/04/13	(4,196)
PHP	5,700,000	USD	131,975	JPMorgan Chase Bank N.A.	9/04/13	(153)
PLN	10,000	USD	3,072	Bank of America N.A.	9/04/13	(76)
PLN	70,000	USD	21,976	Barclays Bank PLC	9/04/13	(1,000)
PLN	580,000	USD	175,827	BNP Paribas S.A.	9/04/13	(2,028)
PLN	150,000	USD	47,265	Deutsche Bank AG	9/04/13	(2,317)
PLN	30,000	USD	9,398	Deutsche Bank AG	9/04/13	(408)
PLN	110,000	USD	34,543	HSBC Bank PLC	9/04/13	(1,581)
PLN	120,000	USD	37,346	JPMorgan Chase Bank N.A.	9/04/13	(1,387)
RON	1,220,000	USD	361,481	Royal Bank of Scotland PLC	9/04/13	(8,554)
RUB	1,940,000	USD	58,601	Credit Suisse International	9/04/13	(289)
RUB	100,000	USD	3,069	HSBC Bank PLC	9/04/13	(63)

BLACKROCK FUNDS	JUNE 30, 2013	65

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	15,360,000	USD	480,150	JPMorgan Chase Bank N.A.	9/04/13	$(18,458)
RUB	1,500,000	USD	46,037	Royal Bank of Scotland PLC	9/04/13	(950)
RUB	1,000,000	USD	30,984	Royal Bank of Scotland PLC	9/04/13	(926)
RUB	1,800,000	USD	55,029	Royal Bank of Scotland PLC	9/04/13	(924)
RUB	2,000,000	USD	60,901	UBS AG	9/04/13	(785)
RUB	2,000,000	USD	60,892	UBS AG	9/04/13	(776)
RUB	150,000	USD	4,568	UBS AG	9/04/13	(59)
RUB	150,000	USD	4,567	UBS AG	9/04/13	(58)
SGD	110,000	USD	87,300	Citibank N.A.	9/04/13	(504)
SGD	365,000	USD	289,993	Goldman Sachs International	9/04/13	(1,990)
SGD	25,000	USD	19,863	Goldman Sachs International	9/04/13	(136)
SGD	10,000	USD	7,947	Goldman Sachs International	9/04/13	(56)
SGD	189,068	USD	149,115	Goldman Sachs International	9/04/13	69
SGD	220,000	USD	174,474	HSBC Bank PLC	9/04/13	(883)
SGD	145,000	USD	115,179	HSBC Bank PLC	9/04/13	(767)
SGD	60,000	USD	47,847	HSBC Bank PLC	9/04/13	(504)
SGD	30,000	USD	24,049	HSBC Bank PLC	9/04/13	(377)
SGD	30,000	USD	23,923	HSBC Bank PLC	9/04/13	(252)
SGD	15,000	USD	11,896	HSBC Bank PLC	9/04/13	(60)
SGD	10,000	USD	7,943	HSBC Bank PLC	9/04/13	(53)
SGD	20,000	USD	16,038	JPMorgan Chase Bank N.A.	9/04/13	(257)
SGD	300,000	USD	237,578	UBS AG	9/04/13	(863)
SGD	30,000	USD	23,758	UBS AG	9/04/13	(86)
THB	6,745,000	USD	222,241	HSBC Bank PLC	9/04/13	(5,557)
THB	380,000	USD	12,272	JPMorgan Chase Bank N.A.	9/04/13	(64)
TRY	30,000	USD	15,809	Citibank N.A.	9/04/13	(424)
TRY	140,000	USD	73,262	Goldman Sachs International	9/04/13	(1,465)
TRY	120,000	USD	63,085	JPMorgan Chase Bank N.A.	9/04/13	(1,544)
TRY	100,000	USD	52,135	JPMorgan Chase Bank N.A.	9/04/13	(851)
TRY	80,000	USD	41,624	JPMorgan Chase Bank N.A.	9/04/13	(597)
TRY	70,000	USD	36,494	JPMorgan Chase Bank N.A.	9/04/13	(596)
TRY	20,000	USD	10,584	Royal Bank of Scotland PLC	9/04/13	(328)
TRY	130,000	USD	68,547	UBS AG	9/04/13	(1,878)
TRY	60,000	USD	31,637	UBS AG	9/04/13	(867)
TWD	24,055,000	USD	800,233	Goldman Sachs International	9/04/13	2,939
TWD	230,000	USD	7,699	HSBC Bank PLC	9/04/13	(19)
TWD	80,000	USD	2,669	JPMorgan Chase Bank N.A.	9/04/13	—
USD	17,558	CLP	8,900,000	Bank of America N.A.	9/04/13	235
USD	75,464	CLP	38,200,000	Bank of America N.A.	9/04/13	1,114
USD	16,184	COP	31,300,000	Bank of America N.A.	9/04/13	9
USD	103,775	COP	199,300,000	Bank of America N.A.	9/04/13	780
USD	37,572	CZK	720,000	Barclays Bank PLC	9/04/13	1,534
USD	2,831	CZK	55,000	BNP Paribas S.A.	9/04/13	78
USD	1,036	CZK	20,000	Deutsche Bank AG	9/04/13	35
USD	3,350	CZK	65,000	Deutsche Bank AG	9/04/13	97

66	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,120	CZK	80,000	Deutsche Bank AG	9/04/13	$116
USD	29,039	CZK	560,000	Deutsche Bank AG	9/04/13	1,009
USD	27,667	CZK	530,000	Deutsche Bank AG	9/04/13	1,139
USD	947,506	CZK	18,965,000	JPMorgan Chase Bank N.A.	9/04/13	(1,759)
USD	2,239	CZK	45,000	JPMorgan Chase Bank N.A.	9/04/13	(14)
USD	290,773	EUR	220,000	Citibank N.A.	9/04/13	4,322
USD	140,268	EUR	107,000	HSBC Bank PLC	9/04/13	948
USD	142,632	EUR	108,000	HSBC Bank PLC	9/04/13	2,011
USD	21,435	HUF	4,900,000	Barclays Bank PLC	9/04/13	(39)
USD	26,715	HUF	6,000,000	Barclays Bank PLC	9/04/13	420
USD	18,489	HUF	4,200,000	Deutsche Bank AG	9/04/13	83
USD	46,260	HUF	10,500,000	Deutsche Bank AG	9/04/13	244
USD	23,963	HUF	5,400,000	Deutsche Bank AG	9/04/13	298
USD	41,627	HUF	9,500,000	JPMorgan Chase Bank N.A.	9/04/13	(7)
USD	402,903	HUF	90,050,000	UBS AG	9/04/13	8,260
USD	87,882	IDR	911,600,000	Citibank N.A.	9/04/13	(3,176)
USD	195,630	IDR	1,969,600,000	Citibank N.A.	9/04/13	(1,110)
USD	3,480	IDR	35,500,000	Deutsche Bank AG	9/04/13	(96)
USD	485,685	ILS	1,805,000	Deutsche Bank AG	9/04/13	(9,758)
USD	20,506	INR	1,200,000	Citibank N.A.	9/04/13	556
USD	77,018	INR	4,670,000	Deutsche Bank AG	9/04/13	(619)
USD	1,734	INR	100,000	Deutsche Bank AG	9/04/13	72
USD	10,057	INR	600,000	Deutsche Bank AG	9/04/13	82
USD	13,874	INR	800,000	Deutsche Bank AG	9/04/13	575
USD	42,855	INR	2,600,000	Goldman Sachs International	9/04/13	(369)
USD	13,528	INR	800,000	Goldman Sachs International	9/04/13	229
USD	17,370	INR	1,000,000	Goldman Sachs International	9/04/13	745
USD	394,014	INR	23,300,000	Goldman Sachs International	9/04/13	6,658
USD	18,590	KRW	21,063,000	Citibank N.A.	9/04/13	208
USD	35,245	KRW	40,100,000	Citibank N.A.	9/04/13	248
USD	36,691	KRW	41,577,000	Citibank N.A.	9/04/13	405
USD	958,744	KRW	1,089,900,000	Deutsche Bank AG	9/04/13	7,536
USD	8,628	KRW	9,800,000	Goldman Sachs International	9/04/13	75
USD	12,215	KRW	13,700,000	HSBC Bank PLC	9/04/13	258
USD	19,394	KRW	21,700,000	HSBC Bank PLC	9/04/13	455
USD	61,707	KRW	70,000,000	HSBC Bank PLC	9/04/13	614
USD	45,756	KRW	51,700,000	JPMorgan Chase Bank N.A.	9/04/13	635
USD	57,368	KRW	65,500,000	Morgan Stanley & Co. LLC	9/04/13	203
USD	74,724	KRW	84,700,000	UBS AG	9/04/13	803
USD	5,345	MXN	70,000	Bank of America N.A.	9/04/13	(23)
USD	90,548	MXN	1,185,000	Goldman Sachs International	9/04/13	(335)
USD	107,744	MXN	1,390,000	JPMorgan Chase Bank N.A.	9/04/13	1,139
USD	7,731	MXN	100,000	State Street Bank and Trust Co.	9/04/13	61
USD	139,756	MXN	1,764,000	State Street Bank and Trust Co.	9/04/13	4,468
USD	898,590	MXN	11,342,000	State Street Bank and Trust Co.	9/04/13	28,726

BLACKROCK FUNDS	JUNE 30, 2013	67

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	37,700	MYR	120,000	Citibank N.A.	9/04/13	$(108)
USD	116,998	MYR	365,000	Deutsche Bank AG	9/04/13	2,000
USD	117,477	MYR	365,000	Goldman Sachs International	9/04/13	2,478
USD	291,462	MYR	920,000	HSBC Bank PLC	9/04/13	1,602
USD	149,431	PHP	6,300,000	Citibank N.A.	9/04/13	3,733
USD	64,576	PHP	2,800,000	Goldman Sachs International	9/04/13	(179)
USD	190,563	PHP	8,400,000	HSBC Bank PLC	9/04/13	(3,701)
USD	30,028	PLN	100,000	Bank of America N.A.	9/04/13	63
USD	55,076	PLN	180,000	Deutsche Bank AG	9/04/13	1,138
USD	89,465	PLN	290,000	Deutsche Bank AG	9/04/13	2,565
USD	82,396	PLN	270,000	Royal Bank of Scotland PLC	9/04/13	1,490
USD	36,205	PLN	120,000	State Street Bank and Trust Co.	9/04/13	246
USD	102,580	PLN	340,000	State Street Bank and Trust Co.	9/04/13	698
USD	138,648	RON	480,000	BNP Paribas S.A.	9/04/13	(209)
USD	104,795	RON	360,000	BNP Paribas S.A.	9/04/13	652
USD	11,751	RON	40,000	HSBC Bank PLC	9/04/13	180
USD	100,079	RON	340,000	HSBC Bank PLC	9/04/13	1,723
USD	201,312	RUB	6,600,000	Credit Suisse International	9/04/13	2,928
USD	36,861	RUB	1,200,000	HSBC Bank PLC	9/04/13	791
USD	60,644	RUB	1,940,000	JPMorgan Chase Bank N.A.	9/04/13	2,331
USD	21,615	RUB	700,000	Royal Bank of Scotland PLC	9/04/13	574
USD	33,966	RUB	1,100,000	Royal Bank of Scotland PLC	9/04/13	902
USD	21,567	RUB	700,000	UBS AG	9/04/13	526
USD	52,758	RUB	1,700,000	UBS AG	9/04/13	1,659
USD	23,809	SGD	30,000	Citibank N.A.	9/04/13	137
USD	15,951	SGD	20,000	Citibank N.A.	9/04/13	169
USD	7,990	SGD	10,000	Goldman Sachs International	9/04/13	100
USD	15,928	SGD	20,000	Goldman Sachs International	9/04/13	147
USD	23,842	SGD	30,000	Goldman Sachs International	9/04/13	170
USD	15,982	SGD	20,000	Goldman Sachs International	9/04/13	201
USD	1,115,086	SGD	1,415,000	HSBC Bank PLC	9/04/13	(1,421)
USD	148,994	SGD	189,068	HSBC Bank PLC	9/04/13	(190)
USD	31,910	SGD	40,000	HSBC Bank PLC	9/04/13	348
USD	114,111	THB	3,550,000	HSBC Bank PLC	9/04/13	67
USD	985	THB	30,000	JPMorgan Chase Bank N.A.	9/04/13	22
USD	95,931	TRY	186,720	Citibank N.A.	9/04/13	174
USD	10,452	TRY	20,000	HSBC Bank PLC	9/04/13	195
USD	32,005	TRY	60,000	HSBC Bank PLC	9/04/13	1,235
USD	78,390	TRY	150,000	HSBC Bank PLC	9/04/13	1,465
USD	183,112	TRY	343,280	HSBC Bank PLC	9/04/13	7,065
USD	5,289	TRY	10,000	JPMorgan Chase Bank N.A.	9/04/13	161
USD	31,526	TRY	60,000	JPMorgan Chase Bank N.A.	9/04/13	756
USD	58,981	TWD	1,765,000	BNP Paribas S.A.	9/04/13	49
USD	174,436	TWD	5,220,000	BNP Paribas S.A.	9/04/13	146
USD	219,679	TWD	6,575,000	HSBC Bank PLC	9/04/13	147

68	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	127,999	ZAR	1,315,000	Credit Suisse International	9/04/13	$(3,688)
USD	11,681	ZAR	120,000	Credit Suisse International	9/04/13	(337)
USD	155,544	ZAR	1,600,000	Deutsche Bank AG	9/04/13	(4,685)
USD	59,704	ZAR	625,000	Deutsche Bank AG	9/04/13	(2,885)
USD	59,326	ZAR	620,000	Deutsche Bank AG	9/04/13	(2,763)
USD	91,415	ZAR	940,000	HSBC Bank PLC	9/04/13	(2,719)
USD	8,266	ZAR	85,000	HSBC Bank PLC	9/04/13	(246)
USD	11,893	ZAR	120,000	HSBC Bank PLC	9/04/13	(125)
USD	5,414	ZAR	55,000	HSBC Bank PLC	9/04/13	(94)
USD	57,602	ZAR	570,000	UBS AG	9/04/13	521
ZAR	60,000	USD	5,741	Deutsche Bank AG	9/04/13	267
ZAR	60,000	USD	5,732	Deutsche Bank AG	9/04/13	277
ZAR	200,000	USD	19,443	Deutsche Bank AG	9/04/13	586
ZAR	90,000	USD	8,893	Goldman Sachs International	9/04/13	120
ZAR	400,000	USD	40,613	HSBC Bank PLC	9/04/13	(556)
ZAR	120,000	USD	12,184	HSBC Bank PLC	9/04/13	(167)
ZAR	200,000	USD	20,007	HSBC Bank PLC	9/04/13	21
ZAR	90,000	USD	8,971	HSBC Bank PLC	9/04/13	42
ZAR	130,000	USD	12,930	HSBC Bank PLC	9/04/13	89
ZAR	4,700,000	USD	474,963	UBS AG	9/04/13	(4,293)
AUD	52,000	USD	49,094	BNP Paribas S.A.	9/12/13	(1,807)
AUD	161,000	USD	146,606	HSBC Bank PLC	9/12/13	(199)
AUD	524,000	USD	494,627	Royal Bank of Canada	9/12/13	(18,122)
AUD	348,000	USD	320,744	Royal Bank of Scotland PLC	9/12/13	(4,287)
AUD	196,000	USD	185,514	UBS AG	9/12/13	(7,280)
CAD	32,000	USD	30,281	HSBC Bank PLC	9/12/13	88
CAD	1,392,000	USD	1,345,916	Royal Bank of Canada	9/12/13	(24,833)
CAD	408,000	USD	394,493	Royal Bank of Canada	9/12/13	(7,279)
CAD	51,000	USD	50,108	Royal Bank of Scotland PLC	9/12/13	(1,706)
EUR	203,000	USD	269,374	HSBC Bank PLC	9/12/13	(5,048)
EUR	29,000	USD	38,656	HSBC Bank PLC	9/12/13	(895)
EUR	4,000	USD	5,317	HSBC Bank PLC	9/12/13	(109)
EUR	372,000	USD	490,456	JPMorgan Chase Bank N.A.	9/12/13	(6,076)
EUR	589,000	USD	772,973	JPMorgan Chase Bank N.A.	9/12/13	(6,038)
EUR	280,000	USD	370,313	JPMorgan Chase Bank N.A.	9/12/13	(5,726)
EUR	315,500	USD	414,046	JPMorgan Chase Bank N.A.	9/12/13	(3,234)
EUR	197,000	USD	256,153	JPMorgan Chase Bank N.A.	9/12/13	360
EUR	17,000	USD	22,445	Royal Bank of Canada	9/12/13	(309)
EUR	659,000	USD	870,892	Royal Bank of Scotland PLC	9/12/13	(12,810)
EUR	172,000	USD	229,553	Royal Bank of Scotland PLC	9/12/13	(5,592)
EUR	133,000	USD	176,488	Westpac Banking Corp.	9/12/13	(3,309)
EUR	80,000	USD	106,104	Westpac Banking Corp.	9/12/13	(1,936)
GBP	65,000	USD	99,150	BNP Paribas S.A.	9/12/13	(339)
GBP	296,000	USD	457,478	Deutsche Bank AG	9/12/13	(7,506)
GBP	77,000	USD	120,489	Deutsche Bank AG	9/12/13	(3,435)

BLACKROCK FUNDS	JUNE 30, 2013	69

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	44,000	USD	69,149	Deutsche Bank AG	9/12/13	$(2,261)
GBP	13,000	USD	20,342	Deutsche Bank AG	9/12/13	(580)
GBP	76,000	USD	119,011	HSBC Bank PLC	9/12/13	(3,478)
GBP	70,000	USD	108,851	HSBC Bank PLC	9/12/13	(2,438)
GBP	46,000	USD	71,603	HSBC Bank PLC	9/12/13	(1,675)
GBP	17,000	USD	26,621	HSBC Bank PLC	9/12/13	(778)
GBP	526,000	USD	812,199	Royal Bank of Scotland PLC	9/12/13	(12,587)
GBP	140,000	USD	219,446	Royal Bank of Scotland PLC	9/12/13	(6,621)
GBP	180,000	USD	281,837	UBS AG	9/12/13	(8,205)
GBP	141,000	USD	220,845	UBS AG	9/12/13	(6,501)
GBP	77,000	USD	116,731	UBS AG	9/12/13	323
JPY	800,000	USD	8,189	Deutsche Bank AG	9/12/13	(120)
JPY	66,900,000	USD	692,261	HSBC Bank PLC	9/12/13	(17,487)
JPY	20,150,000	USD	207,754	JPMorgan Chase Bank N.A.	9/12/13	(4,515)
JPY	20,150,000	USD	206,826	JPMorgan Chase Bank N.A.	9/12/13	(3,586)
JPY	33,200,000	USD	335,745	UBS AG	9/12/13	(880)
JPY	2,100,000	USD	21,363	Westpac Banking Corp.	9/12/13	(182)
NOK	2,647,000	USD	460,116	Deutsche Bank AG	9/12/13	(25,555)
NOK	1,095,000	USD	189,808	Deutsche Bank AG	9/12/13	(10,041)
NOK	2,648,000	USD	460,394	JPMorgan Chase Bank N.A.	9/12/13	(25,669)
NOK	1,095,000	USD	189,716	JPMorgan Chase Bank N.A.	9/12/13	(9,949)
NOK	1,075,000	USD	177,800	JPMorgan Chase Bank N.A.	9/12/13	(1,316)
NOK	1,074,000	USD	175,466	JPMorgan Chase Bank N.A.	9/12/13	854
NZD	106,000	USD	84,399	Goldman Sachs International	9/12/13	(2,708)
NZD	522,000	USD	413,998	Royal Bank of Canada	9/12/13	(11,710)
SEK	1,026,000	USD	155,860	BNP Paribas S.A.	9/12/13	(3,132)
SEK	1,738,000	USD	258,810	BNP Paribas S.A.	9/12/13	(96)
SEK	1,600,000	USD	243,439	Deutsche Bank AG	9/12/13	(5,267)
SEK	955,000	USD	146,854	Deutsche Bank AG	9/12/13	(4,695)
SEK	334,000	USD	51,748	Goldman Sachs International	9/12/13	(2,030)
SEK	215,000	USD	32,673	HSBC Bank PLC	9/12/13	(669)
SEK	66,000	USD	10,030	HSBC Bank PLC	9/12/13	(205)
SEK	3,751,000	USD	572,418	JPMorgan Chase Bank N.A.	9/12/13	(14,053)
SEK	1,938,000	USD	296,804	Royal Bank of Scotland PLC	9/12/13	(8,318)
SEK	1,603,000	USD	237,958	Royal Bank of Scotland PLC	9/12/13	661
SEK	1,599,000	USD	242,882	UBS AG	9/12/13	(4,858)
USD	245,258	AUD	260,000	BNP Paribas S.A.	9/12/13	8,824
USD	561,747	AUD	595,000	BNP Paribas S.A.	9/12/13	20,677
USD	66,177	AUD	72,000	Deutsche Bank AG	9/12/13	703
USD	328,759	AUD	358,000	Deutsche Bank AG	9/12/13	3,208
USD	33,484	AUD	36,000	HSBC Bank PLC	9/12/13	747
USD	81,478	AUD	87,000	HSBC Bank PLC	9/12/13	2,363
USD	143,642	AUD	155,000	HSBC Bank PLC	9/12/13	2,691
USD	83,372	AUD	90,000	JPMorgan Chase Bank N.A.	9/12/13	1,530
USD	412,393	AUD	438,000	Royal Bank of Canada	9/12/13	14,093

70	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	55,748	AUD	59,000	Royal Bank of Scotland PLC	9/12/13	$2,096
USD	284,379	AUD	310,000	Royal Bank of Scotland PLC	9/12/13	2,478
USD	59,907	AUD	65,000	Westpac Banking Corp.	9/12/13	799
USD	68,380	AUD	74,000	Westpac Banking Corp.	9/12/13	1,087
USD	172,515	AUD	187,000	Westpac Banking Corp.	9/12/13	2,465
USD	184,190	AUD	196,000	Westpac Banking Corp.	9/12/13	5,956
USD	242,968	AUD	258,000	Westpac Banking Corp.	9/12/13	8,353
USD	19,939	CAD	21,000	Deutsche Bank AG	9/12/13	8
USD	16,204	CAD	17,000	JPMorgan Chase Bank N.A.	9/12/13	70
USD	109,309	CAD	112,000	Royal Bank of Canada	9/12/13	3,015
USD	289,142	CAD	301,000	Royal Bank of Canada	9/12/13	3,477
USD	288,437	CAD	300,000	Royal Bank of Scotland PLC	9/12/13	3,720
USD	241,437	CAD	247,000	UBS AG	9/12/13	7,021
USD	81,138	CAD	83,000	Westpac Banking Corp.	9/12/13	2,366
USD	169,773	EUR	129,000	BNP Paribas S.A.	9/12/13	1,803
USD	245,657	EUR	186,000	Deutsche Bank AG	9/12/13	3,467
USD	187,327	EUR	140,000	Deutsche Bank AG	9/12/13	5,033
USD	495,294	EUR	374,000	Deutsche Bank AG	9/12/13	8,310
USD	442,085	EUR	330,000	Deutsche Bank AG	9/12/13	12,393
USD	10,563	EUR	8,000	HSBC Bank PLC	9/12/13	146
USD	24,099	EUR	18,000	HSBC Bank PLC	9/12/13	662
USD	24,099	EUR	18,000	HSBC Bank PLC	9/12/13	662
USD	189,577	EUR	143,000	HSBC Bank PLC	9/12/13	3,377
USD	185,933	EUR	143,000	JPMorgan Chase Bank N.A.	9/12/13	(267)
USD	186,900	EUR	143,000	JPMorgan Chase Bank N.A.	9/12/13	700
USD	188,565	EUR	141,000	JPMorgan Chase Bank N.A.	9/12/13	4,970
USD	442,169	EUR	330,000	JPMorgan Chase Bank N.A.	9/12/13	12,477
USD	488,006	EUR	372,000	Royal Bank of Canada	9/12/13	3,626
USD	114,454	EUR	88,000	UBS AG	9/12/13	(131)
USD	79,925	EUR	61,000	UBS AG	9/12/13	497
USD	138,636	EUR	106,000	UBS AG	9/12/13	614
USD	26,795	EUR	20,000	UBS AG	9/12/13	753
USD	245,555	EUR	186,000	UBS AG	9/12/13	3,365
USD	204,981	EUR	153,000	UBS AG	9/12/13	5,761
USD	656,055	EUR	497,000	UBS AG	9/12/13	8,913
USD	7,703	GBP	5,000	Deutsche Bank AG	9/12/13	102
USD	192,609	GBP	123,000	HSBC Bank PLC	9/12/13	5,627
USD	399,540	GBP	255,000	HSBC Bank PLC	9/12/13	11,896
USD	470,952	GBP	305,000	Royal Bank of Scotland PLC	9/12/13	7,298
USD	49,059	GBP	32,000	UBS AG	9/12/13	413
USD	60,047	GBP	39,000	UBS AG	9/12/13	760
USD	32,579	GBP	21,000	Westpac Banking Corp.	9/12/13	655
USD	332,421	JPY	31,950,000	Deutsche Bank AG	9/12/13	10,164
USD	9,063	JPY	900,000	HSBC Bank PLC	9/12/13	(15)
USD	37,442	JPY	3,700,000	HSBC Bank PLC	9/12/13	123

BLACKROCK FUNDS	JUNE 30, 2013	71

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Foreign currency exchange contracts as of June 30, 2013 were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,116	JPY	1,800,000	HSBC Bank PLC	9/12/13	$961
USD	172,569	JPY	16,600,000	HSBC Bank PLC	9/12/13	5,136
USD	150,766	JPY	14,900,000	JPMorgan Chase Bank N.A.	9/12/13	480
USD	119,981	JPY	11,700,000	JPMorgan Chase Bank N.A.	9/12/13	1,972
USD	55,837	JPY	5,300,000	JPMorgan Chase Bank N.A.	9/12/13	2,379
USD	328,896	JPY	31,950,000	JPMorgan Chase Bank N.A.	9/12/13	6,638
USD	114,347	JPY	11,200,000	Royal Bank of Scotland PLC	9/12/13	1,381
USD	41,042	JPY	3,900,000	Royal Bank of Scotland PLC	9/12/13	1,705
USD	1,092,688	JPY	108,050,000	UBS AG	9/12/13	2,863
USD	246,968	JPY	24,100,000	UBS AG	9/12/13	3,888
USD	364,679	NOK	2,149,000	JPMorgan Chase Bank N.A.	9/12/13	11,876
USD	855,794	NOK	5,063,000	Royal Bank of Scotland PLC	9/12/13	24,597
USD	376,451	NOK	2,190,000	UBS AG	9/12/13	16,917
USD	910,187	NOK	5,295,000	UBS AG	9/12/13	40,902
USD	246,812	NZD	312,000	Bank of America N.A.	9/12/13	6,364
USD	368,636	NZD	466,000	Bank of America N.A.	9/12/13	9,505
USD	11,575	NZD	15,000	Royal Bank of Canada	9/12/13	15
USD	35,033	NZD	45,000	UBS AG	9/12/13	353
USD	501,020	SEK	3,300,000	Bank of America N.A.	9/12/13	9,790
USD	541,709	SEK	3,568,000	Bank of America N.A.	9/12/13	10,585
USD	28,829	SEK	194,000	JPMorgan Chase Bank N.A.	9/12/13	(50)
USD	28,160	SEK	189,000	JPMorgan Chase Bank N.A.	9/12/13	26
USD	497,260	SEK	3,249,000	JPMorgan Chase Bank N.A.	9/12/13	13,621
USD	378,621	MYR	1,200,000	UBS AG	9/17/13	841
Total						$(393,780)

•	Exchange-traded options purchased as of June 30, 2013 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	129.50	7/29/13	70	$7,656
U.S. Treasury Notes (10 Year)	Call	USD	127.00	8/23/13	18	19,688
U.S. Treasury Notes (10 Year)	Put	USD	129.50	7/29/13	70	213,281
U.S. Treasury Notes (10 Year)	Put	USD	127.00	8/23/13	18	27,563
S&P 500® Index	Put	USD	1,500.00	9/21/13	344	739,600
Total						$1,007,788

•	Interest rate swaps outstanding as of June 30, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.94%[1]	1-day STIBOR	Royal Bank of Scotland PLC	N/A	10/30/13	SEK	87,590	$(11,076)
0.57%[1]	6-month GBP LIBOR	Deutsche Bank AG	N/A	5/03/15	GBP	13,825	(84,104)
0.59%[1]	6-month GBP LIBOR	Deutsche Bank AG	N/A	5/07/15	GBP	13,825	(78,347)
0.90%[2]	6-month GBP LIBOR	Deutsche Bank AG	N/A	5/03/18	GBP	3,365	144,725
0.96%[2]	6-month GBP LIBOR	Deutsche Bank AG	N/A	5/07/18	GBP	3,365	131,289

72	BLACKROCK FUNDS	JUNE 30, 2013

Schedule of Investments (continued)	BlackRock Managed Volatility Portfolio

•	Interest rate swaps outstanding as of June 30, 2013 were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.22%[2]	3-month USD LIBOR	Citigroup Global Markets, Inc.	9/30/13[3]	5/15/20	USD	1,890	$(5,912)
1.77%[2]	3-month USD LIBOR	Deutsche Bank AG	9/30/13[3]	5/15/20	USD	14,320	364,887
1.78%[2]	3-month USD LIBOR	Deutsche Bank AG	9/30/13[3]	5/15/20	USD	950	23,772
1.69%[2]	6-month EURIBOR	Deutsche Bank AG	9/10/13[3]	7/04/22	EUR	930	23,727
2.82%[2]	6-month GBP LIBOR	Citigroup Global Markets, Inc.	9/30/13[3]	3/07/25	GBP	1,490	(5,491)
2.42%[2]	6-month GBP LIBOR	Royal Bank of Scotland PLC	9/30/13[3]	3/07/25	GBP	1,960	111,522
2.37%[2]	6-month GBP LIBOR	Royal Bank of Scotland PLC	9/30/13[3]	3/07/25	GBP	1,610	104,517
2.35%[2]	6-month GBP LIBOR	Royal Bank of Scotland PLC	9/30/13[3]	3/07/25	GBP	970	66,526
Total							$786,035

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

[3]	Forward interest rate swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS	JUNE 30, 2013	73

Schedule of Investments (concluded)	BlackRock Managed Volatility Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$139,877	—	$139,877
Common Stocks	$83,560,811	40,287,641	$73,109	123,921,561
Corporate Bonds	—	44,307,121	—	44,307,121
Foreign Agency Obligations	—	11,340,894	—	11,340,894
Foreign Government Obligations	—	73,046,957	—	73,046,957
Investment Companies	171,553,356	—	—	171,553,356
Non-Agency Mortgage-Backed Securities	—	927,776	—	927,776
U.S. Government Sponsored Agency Securities	—	27,663,104	—	27,663,104
U.S. Treasury Obligations	—	4,787,126	—	4,787,126
Short-Term Securities	73,119,062	—	—	73,119,062
Options Purchased:
Equity Contracts	739,600	—	—	739,600
Interest Rate Contracts	268,188	—	—	268,188
Total	$329,241,017	$202,500,496	$73,109	$531,814,622

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$1,787,017	—	—	$1,787,017
Foreign currency exchange contracts	3,795	$1,339,725	—	1,343,520
Interest rate contracts	133,985	970,965	—	1,104,950
Liabilities:
Equity contracts	(1,002,572)	—	—	(1,002,572)
Foreign currency exchange contracts	(85,353)	(1,733,410)	—	(1,818,763)
Interest rate contracts	(1,123,141)	(184,930)	—	(1,308,071)
Total	$(286,269)	$392,350	—	$106,081

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$38,212	—	—	$38,212
Cash pledged for financial futures contracts	8,434,000	—	—	8,434,000
Foreign currency at value	6,250,391	—	—	6,250,391
Cash pledged as collateral for swap contracts	150,000	—	—	150,000
Liabilities:
Cash received as collateral for swap contracts	—	$(600,000)	—	(600,000)
Total	$14,872,603	$(600,000)	—	$14,272,603

There were no transfers between levels during the period ended June 30, 2013.

74	BLACKROCK FUNDS	JUNE 30, 2013

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 23, 2013